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Schedules of Investments
(unaudited)
Franklin Allocation VIP Fund 2
Franklin DynaTech VIP Fund 34
Franklin Global Real Estate VIP Fund 38
Franklin Growth and Income VIP Fund 41
Franklin Income VIP Fund 46
Franklin Large Cap Growth VIP Fund 59
Franklin Mutual Global Discovery VIP Fund 62
Franklin Mutual Shares VIP Fund 67
Franklin Rising Dividends VIP Fund 71
Franklin Small Cap Value VIP Fund 74
Franklin Small-Mid Cap Growth VIP Fund 78
Franklin Strategic Income VIP Fund 82
Franklin U.S. Government Securities VIP Fund 114
Templeton Developing Markets VIP Fund 117
Templeton Foreign VIP Fund 121
Templeton Global Bond VIP Fund 124
Templeton Growth VIP Fund 129
Notes to Schedules of Investments 132

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin Allocation VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 54.9%
Aerospace & Defense 2.0%
Airbus SE , ADR .................................... France 8,415 $ 397,609
BAE Systems plc ................................... United Kingdom 11,956 350,532
a
Boeing Co. (The) ................................... United States 3,020 601,071
BWX Technologies, Inc. .............................. United States 1,975 403,868
Curtiss-Wright Corp. ................................. United States 567 386,195
Dassault Aviation SA ................................. France 1,304 485,352
Exosens SAS ...................................... France 9,100 655,277
General Dynamics Corp. .............................. United States 2,473 848,783
General Electric Co. ................................. United States 3,416 969,358
Howmet Aerospace, Inc. .............................. United States 27 6,222
L3Harris Technologies, Inc. ............................ United States 248 85,597
Leonardo SpA ...................................... Italy 1,527 103,866
Lockheed Martin Corp. ............................... United States 609 368,073
MTU Aero Engines AG ............................... Germany 1,800 656,674
Northrop Grumman Corp. ............................. United States 1,076 734,090
Rolls-Royce Holdings plc ............................. United Kingdom 6,832 103,795
RTX Corp. ........................................ United States 13,581 2,619,775
Safran SA ......................................... France 1,971 644,969
Singapore Technologies Engineering Ltd. ................. Singapore 6,300 53,470
10,474,576
Air Freight & Logistics 0.2%
Deutsche Post AG ................................... Germany 5,489 289,308
DSV A/S .......................................... Denmark 3,390 818,713
1,108,021
Automobile Components 0.0%
†
Aisin Corp. ........................................ Japan 5,400 76,076
BorgWarner, Inc. .................................... United States 341 18,503
Continental AG ..................................... Germany 1,236 86,281
180,860
Automobiles 0.9%
Ford Motor Co. ..................................... United States 58,952 680,306
General Motors Co. .................................. United States 10,818 805,941
Mercedes-Benz Group AG ............................ Germany 6,730 413,645
Subaru Corp. ...................................... Japan 7,400 119,225
Suzuki Motor Corp. .................................. Japan 29,000 353,473
a
Tesla, Inc. ......................................... United States 4,151 1,543,134
Toyota Motor Corp. .................................. Japan 39,158 813,991
4,729,715
Banks 3.2%
AIB Group plc ...................................... Ireland 44,232 472,181
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 2,990 64,583
Banco BPM SpA .................................... Italy 2,687 37,377
Banco Santander SA ................................. Spain 15,351 172,096
Bank of America Corp. ............................... United States 34,060 1,660,425
Barclays plc ....................................... United Kingdom 55,260 289,202
BNP Paribas SA .................................... France 6,323 602,352
Citigroup, Inc. ...................................... United States 3,435 389,563
Commerzbank AG ................................... Germany 1,525 55,631
Commonwealth Bank of Australia ....................... Australia 554 64,877
DBS Group Holdings Ltd. ............................. Singapore 14,800 658,602
Erste Group Bank AG ................................ Austria 334 36,080
FinecoBank Banca Fineco SpA ......................... Italy 33,200 738,658
HDFC Bank Ltd. .................................... India 73,398 574,930
HSBC Holdings plc .................................. United Kingdom 62,040 1,018,858

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
ING Groep NV ..................................... Netherlands 45,958 $ 1,192,917
Intesa Sanpaolo SpA ................................. Italy 43,761 264,661
JPMorgan Chase & Co. ............................... United States 12,018 3,535,215
NatWest Group plc .................................. United Kingdom 63,792 472,568
PNC Financial Services Group, Inc. (The) ................. United States 4,320 898,949
Societe Generale SA ................................. France 6,612 482,788
Standard Chartered plc ............................... United Kingdom 50,933 1,061,436
Sumitomo Mitsui Financial Group, Inc. , ADR ............... Japan 31,205 616,299
UniCredit SpA ...................................... Italy 8,022 575,529
Wells Fargo & Co. ................................... United States 11,557 920,053
16,855,830
Beverages 0.6%
Anheuser-Busch InBev SA/NV ......................... Belgium 981 67,871
Coca-Cola HBC AG ................................. Italy 1,101 62,018
Diageo plc , ADR .................................... United Kingdom 3,237 240,995
Heineken Holding NV ................................ Netherlands 874 62,199
Heineken NV ...................................... Netherlands 6,343 487,893
Kirin Holdings Co. Ltd. ............................... Japan 9,500 151,109
a
Monster Beverage Corp. .............................. United States 13,530 980,384
PepsiCo, Inc. ...................................... United States 8,524 1,323,692
3,376,161
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 6,498 1,413,250
a
Alnylam Pharmaceuticals, Inc. .......................... United States 587 194,221
Amgen, Inc. ....................................... United States 2,676 941,551
a
Argenx SE , ADR .................................... Netherlands 990 722,947
a
Biogen, Inc. ....................................... United States 40 7,333
a
BioNTech SE , ADR .................................. Germany 2,820 250,642
a
Exelixis, Inc. ....................................... United States 2,561 109,841
a
Genmab A/S ....................................... Denmark 778 209,532
Gilead Sciences, Inc. ................................ United States 6,779 944,789
a
Halozyme Therapeutics, Inc. ........................... United States 1,450 93,714
a
Incyte Corp. ....................................... United States 275 25,883
Regeneron Pharmaceuticals, Inc. ....................... United States 138 106,624
a
Vertex Pharmaceuticals, Inc. ........................... United States 1,430 638,552
5,658,879
Broadline Retail 2.0%
Alibaba Group Holding Ltd. ............................ China 19,996 313,427
a
Amazon.com, Inc. ................................... United States 35,958 7,488,973
a
Etsy, Inc. .......................................... United States 163 8,147
JD.com, Inc. , ADR ................................... China 16,723 494,499
Macy's, Inc. ........................................ United States 34,642 626,674
a
MercadoLibre, Inc. .................................. Brazil 399 689,879
Next plc .......................................... United Kingdom 2,384 402,774
Prosus NV ........................................ China 10,155 470,131
Ryohin Keikaku Co. Ltd. .............................. Japan 4,100 87,492
Wesfarmers Ltd. .................................... Australia 1,392 71,070
10,653,066
Building Products 0.5%
Allegion plc ........................................ United States 26 3,778
Belimo Holding AG .................................. Switzerland 771 626,167
Cie de Saint-Gobain SA .............................. France 6,774 560,849
Geberit AG ........................................ Switzerland 143 96,529
Johnson Controls International plc ....................... United States 3,728 488,182

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Building Products (continued)
Trane Technologies plc ............................... United States 1,527 $ 636,362
2,411,867
Capital Markets 1.7%
3i Group plc ....................................... United Kingdom 8,521 277,708
Bank of New York Mellon Corp. (The) .................... United States 2,304 273,324
BlackRock, Inc. ..................................... United States 387 372,182
Blackstone, Inc. .................................... United States 580 66,694
Charles Schwab Corp. (The) ........................... United States 23,949 2,250,727
Daiwa Securities Group, Inc. ........................... Japan 45,600 432,078
Deutsche Bank AG .................................. Germany 15,500 461,281
b
Euronext NV , 144A , Reg S ............................ Netherlands 3,027 486,081
Goldman Sachs Group, Inc. (The) ....................... United States 113 95,597
ICG plc ........................................... United Kingdom 30,600 627,584
Intercontinental Exchange, Inc. ......................... United States 3,075 483,636
Morgan Stanley ..................................... United States 1,813 298,365
a
Robinhood Markets, Inc. , A ............................ United States 83 5,752
S&P Global, Inc. .................................... United States 1,669 709,893
SEI Investments Co. ................................. United States 1 79
Singapore Exchange Ltd. ............................. Singapore 17,500 266,965
State Street Corp. ................................... United States 1,265 160,098
Swissquote Group Holding SA .......................... Switzerland 1,360 675,565
T Rowe Price Group, Inc. ............................. United States 2,722 245,361
Tradeweb Markets, Inc. , A ............................. United States 2,059 242,262
UBS Group AG ..................................... Switzerland 18,008 702,193
XP, Inc. , A ......................................... Brazil 6 114
9,133,539
Chemicals 1.6%
Air Products and Chemicals, Inc. ........................ United States 5,829 1,693,266
Akzo Nobel NV ..................................... Netherlands 3,888 223,503
Asahi Kasei Corp. ................................... Japan 10,400 101,759
CF Industries Holdings, Inc. ........................... United States 5,291 686,983
Corteva, Inc. ....................................... United States 3,059 256,069
Ecolab, Inc. ........................................ United States 1,283 341,304
Linde plc .......................................... United States 4,993 2,475,330
Mitsubishi Chemical Group Corp. ....................... Japan 13,600 79,507
Nitto Denko Corp. ................................... Japan 13,700 274,058
Sherwin-Williams Co. (The) ............................ United States 5,027 1,611,405
Sika AG .......................................... Switzerland 3,030 501,520
Solstice Advanced Materials, Inc. ....................... United States 86 6,550
Yara International ASA ............................... Brazil 3,075 179,747
8,431,001
Commercial Services & Supplies 0.4%
Brambles Ltd. ...................................... Australia 8,106 127,218
Cintas Corp. ....................................... United States 832 140,725
Republic Services, Inc. , A ............................. United States 1,529 334,882
Securitas AB , B ..................................... Sweden 23,809 398,751
Veralto Corp. ....................................... United States 6,470 572,077
a
Verisure plc ........................................ United Kingdom 26,739 277,565
1,851,218
Communications Equipment 0.5%
a
Arista Networks, Inc. ................................. United States 3,918 481,052
Cisco Systems, Inc. ................................. United States 5,227 405,563
Motorola Solutions, Inc. ............................... United States 3,371 1,462,913
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 14,867 169,487

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
Ubiquiti, Inc. ....................................... United States 52 $ 41,095
2,560,110
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA ............ Spain 2,850 347,573
Eiffage SA ......................................... France 1,279 196,157
543,730
Construction Materials 0.4%
Holcim AG ........................................ United States 5,375 444,308
Martin Marietta Materials, Inc. .......................... United States 3,208 1,888,486
2,332,794
Consumer Finance 0.4%
American Express Co. ............................... United States 3,290 995,159
Capital One Financial Corp. ........................... United States 4,880 890,259
Synchrony Financial ................................. United States 1,554 105,703
1,991,121
Consumer Staples Distribution & Retail 0.6%
Albertsons Cos., Inc. , A ............................... United States 1,593 27,145
Carrefour SA ....................................... France 51,763 958,436
Costco Wholesale Corp. .............................. United States 523 521,133
Dollar General Corp. ................................. United States 3,417 405,700
a
Dollar Tree, Inc. .................................... United States 2,405 263,372
Koninklijke Ahold Delhaize NV .......................... Netherlands 10,891 507,185
Kroger Co. (The) .................................... United States 7,538 545,450
Tesco plc ......................................... United Kingdom 6,408 40,274
3,268,695
Containers & Packaging 0.2%
Crown Holdings, Inc. ................................. United States 1,308 131,127
Smurfit Westrock plc , ( GBP Traded) ..................... United States 12,962 519,232
Smurfit Westrock plc , ( USD Traded) ..................... United States 4,008 159,719
810,078
Diversified Consumer Services 0.0%
†
ADT, Inc. .......................................... United States 620 4,073
Diversified Telecommunication Services 0.4%
AT&T, Inc. ......................................... United States 24,355 706,051
Comcast Corp. , A ................................... United States 18,584 533,547
Deutsche Telekom AG ................................ Germany 17,860 666,593
Singapore Telecommunications Ltd. ..................... Singapore 18,500 71,082
Telia Co. AB ....................................... Sweden 34,158 175,001
2,152,274
Electric Utilities 0.7%
Acciona SA ........................................ Spain 508 133,585
American Electric Power Co., Inc. ....................... United States 1,386 181,677
Duke Energy Corp. .................................. United States 635 83,147
Edison International ................................. United States 865 63,301
Endesa SA ........................................ Spain 2,259 94,207
Enel SpA ......................................... Italy 9,735 106,431
Entergy Corp. ...................................... United States 511 57,416
Iberdrola SA ....................................... Spain 32,461 743,168
Kansai Electric Power Co., Inc. (The) .................... Japan 4,200 69,829
NextEra Energy, Inc. ................................. United States 5,929 550,685

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
NRG Energy, Inc. ................................... United States 4,884 $ 713,748
Southern Co. (The) .................................. United States 1,276 123,160
SSE plc .......................................... United Kingdom 21,003 726,044
3,646,398
Electrical Equipment 0.5%
ABB Ltd. .......................................... Switzerland 4,568 371,415
AMETEK, Inc. ...................................... United States 1,734 371,700
Eaton Corp. plc ..................................... United States 2,131 762,195
Fujikura Ltd. ....................................... Japan 13,800 379,528
Mitsubishi Electric Corp. .............................. Japan 9,300 304,176
nVent Electric plc ................................... United States 1,463 173,043
Vestas Wind Systems A/S ............................. Denmark 4,082 123,158
2,485,215
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. , A .................................. United States 8,491 1,072,838
Halma plc ......................................... United Kingdom 786 40,110
Inficon Holding AG .................................. Switzerland 2,740 346,778
Murata Manufacturing Co. Ltd. ......................... Japan 6,200 139,111
TE Connectivity plc .................................. Switzerland 790 165,126
Yokogawa Electric Corp. .............................. Japan 4,700 145,248
1,909,211
Entertainment 0.8%
CTS Eventim AG & Co. KGaA .......................... Germany 9,100 532,993
Electronic Arts, Inc. .................................. United States 1,094 223,034
a
Netflix, Inc. ........................................ United States 29,842 2,869,308
Nexon Co. Ltd. ..................................... Japan 7,300 137,508
a
Spotify Technology SA ................................ United States 397 192,509
Toho Co. Ltd. ...................................... Japan 10,600 111,340
Walt Disney Co. (The) ................................ United States 2 193
4,066,885
Financial Services 1.7%
a
Berkshire Hathaway, Inc. , B ............................ United States 5,165 2,475,068
Industrivarden AB , A ................................. Sweden 2,026 100,907
Investor AB , B ...................................... Sweden 2,357 89,271
Mastercard, Inc. , A .................................. United States 3,700 1,848,742
MGIC Investment Corp. ............................... United States 9,683 254,179
ORIX Corp. ........................................ Japan 16,900 501,446
PayPal Holdings, Inc. ................................ United States 10,688 483,418
Visa, Inc. , A ........................................ United States 10,963 3,313,457
Western Union Co. (The) .............................. United States 3,867 33,759
9,100,247
Food Products 0.4%
Archer-Daniels-Midland Co. ........................... United States 5,922 430,470
Barry Callebaut AG .................................. Switzerland 257 451,959
Ingredion, Inc. ...................................... United States 141 15,885
Nestle SA ......................................... United States 8,546 838,286
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 170,500 224,112
1,960,712
Gas Utilities 0.1%
Tokyo Gas Co. Ltd. .................................. Japan 5,900 277,867

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Gas Utilities (continued)
UGI Corp. ......................................... United States 899 $ 32,741
310,608
Ground Transportation 0.9%
Canadian Pacific Kansas City Ltd. ....................... Canada 3,001 236,059
Central Japan Railway Co. ............................ Japan 4,600 119,605
a
Lyft, Inc. , A ........................................ United States 32,866 437,118
Old Dominion Freight Line, Inc. ......................... United States 1,309 255,779
Seibu Holdings, Inc. ................................. Japan 2,300 64,259
a
Uber Technologies, Inc. ............................... United States 16,678 1,199,649
Union Pacific Corp. .................................. United States 1,928 467,771
a
XPO, Inc. ......................................... United States 10,530 2,048,611
4,828,851
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................. United States 4,186 429,776
Alcon AG ......................................... United States 9,960 752,879
Becton Dickinson & Co. ............................... United States 6,938 1,090,862
a
Boston Scientific Corp. ............................... United States 1 63
Cochlear Ltd. ...................................... Australia 3,914 460,563
Fisher & Paykel Healthcare Corp. Ltd. .................... New Zealand 4,189 90,832
Hoya Corp. ........................................ Japan 2,800 485,409
a
IDEXX Laboratories, Inc. .............................. United States 407 228,689
a
Intuitive Surgical, Inc. ................................ United States 2,891 1,332,722
Medtronic plc ...................................... United States 1,434 124,256
Stryker Corp. ...................................... United States 2,481 815,232
5,811,283
Health Care Providers & Services 1.1%
Cardinal Health, Inc. ................................. United States 2,942 621,674
CVS Health Corp. ................................... United States 18,170 1,304,969
Fresenius Medical Care AG ............................ Germany 1,274 57,735
HCA Healthcare, Inc. ................................. United States 1,504 711,753
McKesson Corp. .................................... United States 1,954 1,690,913
UnitedHealth Group, Inc. .............................. United States 4,827 1,306,138
5,693,182
Health Care Technology 0.0%
†
Pro Medicus Ltd. .................................... Australia 400 32,967
Hotels, Restaurants & Leisure 0.8%
a
Airbnb, Inc. , A ...................................... United States 4,279 540,352
Amadeus IT Group SA ............................... Spain 9,530 544,933
Booking Holdings, Inc. ............................... United States 400 1,684,128
Boyd Gaming Corp. ................................. United States 676 55,554
a
Chipotle Mexican Grill, Inc. , A .......................... United States 14,080 450,701
Compass Group plc ................................. United Kingdom 3,548 98,992
b
Evolution AB , 144A , Reg S ............................ Sweden 2,287 143,734
Expedia Group, Inc. ................................. United States 1,344 310,316
InterContinental Hotels Group plc ....................... United States 2,111 278,388
4,107,098
Household Durables 0.3%
Barratt Redrow plc .................................. United Kingdom 82,480 286,872
DR Horton, Inc. ..................................... United States 744 102,092
Persimmon plc ..................................... United Kingdom 24,181 345,194

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables (continued)
Sony Group Corp. ................................... Japan 49,300 $ 1,027,547
1,761,705
Household Products 0.3%
Colgate-Palmolive Co. ............................... United States 2,921 248,957
Procter & Gamble Co. (The) ........................... United States 9,047 1,306,749
Reckitt Benckiser Group plc ........................... United Kingdom 481 32,342
1,588,048
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 4,212 283,379
Vistra Corp. ........................................ United States 592 88,995
372,374
Industrial Conglomerates 0.3%
Hitachi Ltd. ........................................ Japan 12,600 369,627
Honeywell International, Inc. ........................... United States 4,700 1,062,341
Jardine Matheson Holdings Ltd. ........................ Indonesia 900 64,695
Siemens AG ....................................... Germany 1,029 250,700
1,747,363
Industrial REITs 0.0%
†
Prologis, Inc. ....................................... United States 1,730 228,671
Insurance 1.6%
Aegon Ltd. ........................................ United States 12,669 92,651
AIA Group Ltd. ..................................... Hong Kong 57,909 643,446
Allianz SE ......................................... Germany 159 67,149
Allstate Corp. (The) .................................. United States 346 71,740
American International Group, Inc. ...................... United States 9,219 693,730
Assured Guaranty Ltd. ............................... United States 176 14,340
AXA SA ........................................... France 13,314 611,799
Axis Capital Holdings Ltd. ............................. United States 1 101
Hartford Insurance Group, Inc. (The) ..................... United States 199 26,911
Japan Post Holdings Co. Ltd. .......................... Japan 22,800 263,259
Japan Post Insurance Co. Ltd. ......................... Japan 11,300 113,967
Marsh & McLennan Cos., Inc. .......................... United States 9,993 1,733,286
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 385 243,143
Old Republic International Corp. ........................ United States 3 120
Progressive Corp. (The) .............................. United States 2,678 530,887
Prudential plc ...................................... Hong Kong 40,065 557,028
QBE Insurance Group Ltd. ............................ Australia 12,047 177,775
RenaissanceRe Holdings Ltd. .......................... United States 427 126,917
Sompo Holdings, Inc. ................................ Japan 13,200 513,853
Suncorp Group Ltd. .................................. Australia 6,313 70,849
Travelers Cos., Inc. (The) ............................. United States 5,737 1,673,368
Unum Group ....................................... United States 2 146
8,226,465
Interactive Media & Services 3.0%
Alphabet, Inc. , A .................................... United States 25,985 7,472,247
Alphabet, Inc. , C .................................... United States 6,457 1,852,255
LY Corp. .......................................... Japan 35,000 84,390
Meta Platforms, Inc. , A ............................... United States 9,681 5,538,790
b
Scout24 SE , 144A , Reg S ............................. Germany 6,800 524,677
Tencent Holdings Ltd. ................................ China 4,240 267,427
15,739,786

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 0.2%
Accenture plc , A .................................... United States 3 $ 595
Cognizant Technology Solutions Corp. , A .................. United States 1 61
NEC Corp. ........................................ Japan 7,900 196,576
a
Shopify, Inc. , A ..................................... Canada 5,726 679,218
a
Snowflake, Inc. , A ................................... United States 1,136 171,332
1,047,782
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. .......................... Japan 2,900 71,544
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. ............................. United States 2,115 241,068
Danaher Corp. ..................................... United States 2,644 501,302
Eurofins Scientific SE ................................ Luxembourg 1,456 106,243
Lonza Group AG .................................... Switzerland 1,380 885,296
a
Medpace Holdings, Inc. ............................... United States 860 412,963
a
Mettler-Toledo International, Inc. ........................ United States 295 372,054
Thermo Fisher Scientific, Inc. .......................... United States 5,028 2,471,413
a
Waters Corp. ...................................... United States 938 279,336
5,269,675
Machinery 1.9%
Allison Transmission Holdings, Inc. ...................... United States 187 21,890
Atlas Copco AB , A ................................... Sweden 13,935 245,909
Caterpillar, Inc. ..................................... United States 1,601 1,134,245
CNH Industrial NV ................................... United States 65,017 715,187
Deere & Co. ....................................... United States 3,054 1,720,318
GEA Group AG ..................................... Germany 2,505 179,653
Illinois Tool Works, Inc. ............................... United States 2,584 672,589
Ingersoll Rand, Inc. .................................. United States 4,970 398,196
Interroll Holding AG .................................. Switzerland 275 508,836
Komatsu Ltd. ...................................... Japan 7,500 298,654
Kone OYJ , B ....................................... Finland 2,001 127,745
Oshkosh Corp. ..................................... United States 2 294
Parker-Hannifin Corp. ................................ United States 2,881 2,579,187
Sandvik AB ........................................ Sweden 1,346 51,743
Schindler Holding AG ................................ Switzerland 467 147,083
Toro Co. (The) ..................................... United States 1 93
b
VAT Group AG , 144A , Reg S ........................... Switzerland 950 592,650
Wartsila OYJ Abp ................................... Finland 9,658 359,741
Xylem, Inc. ........................................ United States 2,768 330,776
Yangzijiang Shipbuilding Holdings Ltd. .................... China 48,200 143,173
10,227,962
Marine Transportation 0.0%
†
SITC International Holdings Co. Ltd. ..................... China 27,000 118,220
Media 0.0%
†
Fox Corp. , A ....................................... United States 480 28,032
a
Versant Media Group, Inc. ............................. United States 613 22,693
50,725
Metals & Mining 0.4%
BHP Group Ltd. .................................... Australia 23,787 860,674
a
Boliden AB ........................................ Sweden 743 38,949
Fortescue Ltd. ...................................... Australia 31,733 453,452
Fresnillo plc ....................................... Mexico 853 37,810

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Newmont Corp. ..................................... United States 6,982 $ 755,802
2,146,687
Multi-Utilities 0.7%
Centrica plc ....................................... United Kingdom 100,148 283,563
CMS Energy Corp. .................................. United States 1 78
Consolidated Edison, Inc. ............................. United States 715 80,924
Sempra, Inc. ....................................... United States 13,654 1,326,759
WEC Energy Group, Inc. .............................. United States 15,321 1,773,712
3,465,036
Oil, Gas & Consumable Fuels 2.2%
APA Corp. ......................................... United States 21,638 918,317
BP plc ............................................ United States 105,218 823,521
Chevron Corp. ..................................... United States 14,273 2,953,084
ConocoPhillips ..................................... United States 13,403 1,769,196
ENEOS Holdings, Inc. ................................ Japan 23,600 212,639
EOG Resources, Inc. ................................ United States 1 145
Equinor ASA ....................................... Norway 13,912 592,712
Exxon Mobil Corp. ................................... United States 8,636 1,465,184
Galp Energia SGPS SA , B ............................ Portugal 9,328 223,663
Idemitsu Kosan Co. Ltd. .............................. Japan 7,200 70,686
Inpex Corp. ........................................ Japan 11,200 331,290
Repsol SA ......................................... Spain 3,071 86,444
Secure Waste Infrastructure Corp. ....................... Canada 42,697 670,028
Shell plc .......................................... United States 23,970 1,110,171
TotalEnergies SE ................................... France 1,581 145,095
11,372,175
Passenger Airlines 0.0%
†
a
United Airlines Holdings, Inc. ........................... United States 1 92
Personal Care Products 0.2%
L'Oreal SA ........................................ France 1,114 454,836
Unilever plc ........................................ United Kingdom 13,902 763,211
1,218,047
Pharmaceuticals 3.0%
Astellas Pharma, Inc. ................................ Japan 33,200 541,220
AstraZeneca plc , ( GBP Traded) ......................... United Kingdom 10,423 2,038,113
AstraZeneca plc , ( USD Traded) ......................... United Kingdom 6,745 1,330,249
Bristol-Myers Squibb Co. .............................. United States 14,660 889,129
Chugai Pharmaceutical Co. Ltd. ........................ Japan 2,900 159,931
Eli Lilly & Co. ...................................... United States 1,337 1,229,732
GSK plc .......................................... United States 25,161 693,072
Haleon plc , ADR .................................... United States 99,960 1,000,600
Ipsen SA .......................................... France 776 145,022
Johnson & Johnson ................................. United States 12,907 3,154,987
Novartis AG ....................................... United States 6,822 1,047,139
Novo Nordisk A/S , B ................................. Denmark 8,848 323,788
Pfizer, Inc. ......................................... United States 3 84
Roche Holding AG .................................. United States 2,048 817,338
Roche Holding AG .................................. United States 455 188,535
Roche Holding AG , ADR .............................. United States 23,532 1,169,776
Royalty Pharma plc , A ................................ United States 3 144
Sanofi SA ......................................... United States 7,965 769,179
Shionogi & Co. Ltd. .................................. Japan 13,100 289,784

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
a
Teva Pharmaceutical Industries Ltd. , ADR ................. Israel 6,800 $ 204,816
15,992,638
Professional Services 0.3%
Experian plc ....................................... United States 16,000 553,512
Genpact Ltd. ....................................... United States 2 75
ManpowerGroup, Inc. ................................ United States 7,722 227,490
Recruit Holdings Co. Ltd. ............................. Japan 7,900 344,203
RELX plc ......................................... United Kingdom 3,942 129,149
Robert Half, Inc. .................................... United States 1,185 30,099
Verisk Analytics, Inc. , A ............................... United States 440 83,490
Wolters Kluwer NV .................................. Netherlands 884 66,024
1,434,042
Real Estate Management & Development 0.1%
a
CBRE Group, Inc. , A ................................. United States 240 32,510
CK Asset Holdings Ltd. ............................... Hong Kong 37,000 211,706
a
Jones Lang LaSalle, Inc. .............................. United States 159 48,387
Sun Hung Kai Properties Ltd. .......................... Hong Kong 9,500 158,183
Vonovia SE ........................................ Germany 2,287 57,204
507,990
Residential REITs 0.0%
†
Sun Communities, Inc. ............................... United States 1,476 185,917
Retail REITs 0.0%
†
Klepierre SA ....................................... France 3,989 149,756
Semiconductors & Semiconductor Equipment 6.6%
a
Advanced Micro Devices, Inc. .......................... United States 90 18,309
Advantest Corp. .................................... Japan 4,100 565,827
Applied Materials, Inc. ................................ United States 158 54,003
a
ARM Holdings plc , ADR .............................. United States 1,377 208,313
ASML Holding NV ................................... Netherlands 1,271 1,690,121
ASML Holding NV , ADR .............................. Netherlands 1,114 1,471,404
Broadcom, Inc. ..................................... United States 14,991 4,639,864
Disco Corp. ........................................ Japan 1,190 485,024
a
Intel Corp. ......................................... United States 25,625 1,130,831
a
Kioxia Holdings Corp. ................................ Japan 1,600 208,960
KLA Corp. ......................................... United States 534 786,267
Lam Research Corp. ................................. United States 1,321 282,245
Lasertec Corp. ..................................... Japan 500 111,287
Microchip Technology, Inc. ............................ United States 21,860 1,412,375
Micron Technology, Inc. ............................... United States 2,813 950,344
Monolithic Power Systems, Inc. ......................... United States 560 612,276
a
Nova Ltd. ......................................... Israel 1,400 607,992
NVIDIA Corp. ...................................... United States 78,852 13,751,789
QUALCOMM, Inc. ................................... United States 5,582 718,850
Skyworks Solutions, Inc. .............................. United States 2 107
STMicroelectronics NV ............................... Singapore 16,843 573,144
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 19,871 1,149,230
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 6,674 2,255,478
Texas Instruments, Inc. ............................... United States 3,477 675,025
Tokyo Electron Ltd. .................................. Japan 1,500 372,676
34,731,741
Software 3.3%
a
Adobe, Inc. ........................................ United States 3,068 745,769

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Autodesk, Inc. ...................................... United States 1,969 $ 471,379
a
Cadence Design Systems, Inc. ......................... United States 97 26,953
a
Check Point Software Technologies Ltd. .................. Israel 1,843 263,273
a
Crowdstrike Holdings, Inc. , A ........................... United States 306 119,465
a
Datadog, Inc. , A .................................... United States 1,740 205,407
a
DocuSign, Inc. , A ................................... United States 1 47
a
Dropbox, Inc. , A .................................... United States 28,071 637,773
a
Fair Isaac Corp. .................................... United States 200 213,508
Intuit, Inc. ......................................... United States 2,989 1,292,384
a
Kinaxis, Inc. ....................................... Canada 5,830 588,406
Microsoft Corp. ..................................... United States 23,865 8,834,107
Oracle Corp. ....................................... United States 4,678 688,181
a
Palo Alto Networks, Inc. .............................. United States 5,410 867,331
Pegasystems, Inc. ................................... United States 1 43
RingCentral, Inc. , A .................................. United States 959 35,665
Sage Group plc (The) ................................ United Kingdom 13,724 153,783
Salesforce, Inc. ..................................... United States 285 53,201
SAP SE .......................................... Germany 5,083 866,563
a
ServiceNow, Inc. .................................... United States 2,552 266,812
a
Synopsys, Inc. ..................................... United States 2,408 954,724
a
Teradata Corp. ..................................... United States 1,141 29,244
a
Zoom Communications, Inc. , A ......................... United States 2,514 202,101
17,516,119
Specialized REITs 0.3%
American Tower Corp. ................................ United States 4,026 694,807
VICI Properties, Inc. , A ............................... United States 24,041 656,800
1,351,607
Specialty Retail 0.9%
Bath & Body Works, Inc. .............................. United States 4 75
Best Buy Co., Inc. ................................... United States 2,432 156,134
a
Carvana Co. , A ..................................... United States 327 102,802
Fast Retailing Co. Ltd. ................................ Japan 1,700 671,681
H & M Hennes & Mauritz AB , B ......................... Sweden 2,981 55,771
Home Depot, Inc. (The) ............................... United States 3,113 1,023,835
Industria de Diseno Textil SA ........................... Spain 5,670 330,044
JD Sports Fashion plc ................................ United Kingdom 459,297 435,625
Lowe's Cos., Inc. .................................... United States 1,855 438,299
a
O'Reilly Automotive, Inc. .............................. United States 11,207 1,034,518
TJX Cos., Inc. (The) ................................. United States 547 87,356
a
Ulta Beauty, Inc. .................................... United States 355 185,562
4,521,702
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc. ........................................ United States 30,151 7,652,022
Canon, Inc. ........................................ Japan 2,300 63,819
Logitech International SA ............................. Switzerland 720 66,862
Samsung Electronics Co. Ltd. .......................... South Korea 4,947 578,608
Western Digital Corp. ................................ United States 3,191 863,134
9,224,445
Textiles, Apparel & Luxury Goods 0.3%
adidas AG ......................................... Germany 1,811 293,122
Asics Corp. ........................................ Japan 14,000 376,392
a
Crocs, Inc. ........................................ United States 1,041 86,424
Kering SA ......................................... France 966 293,339
LVMH Moet Hennessy Louis Vuitton SE .................. France 519 283,711

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Pandora A/S ....................................... Denmark 1,580 $ 112,929
Tapestry, Inc. ...................................... United States 209 29,492
1,475,409
Tobacco 0.2%
Altria Group, Inc. .................................... United States 11,741 774,789
Imperial Brands plc .................................. United Kingdom 6,618 268,345
1,043,134
Trading Companies & Distributors 0.5%
AerCap Holdings NV ................................. Ireland 2,842 389,865
Fastenal Co. ....................................... United States 12,182 565,245
RS Group plc ...................................... United Kingdom 58,600 438,794
Toyota Tsusho Corp. ................................. Japan 11,800 457,330
WW Grainger, Inc. ................................... United States 716 781,020
2,632,254
Transportation Infrastructure 0.0%
†
b
Aena SME SA , 144A , Reg S ........................... Spain 6,022 177,633
Wireless Telecommunication Services 0.2%
Millicom International Cellular SA ....................... Guatemala 475 35,597
T-Mobile US, Inc. ................................... United States 3,420 718,303
Vodafone Group plc ................................. United Kingdom 259,874 391,981
1,145,881
Total Common Stocks (Cost $ 185,224,678 ) ...................................
289,222,890
Management Investment Companies 2.4%
Capital Markets 2.4%
c
Franklin FTSE Japan ETF ............................. United States 353,525 12,790,534
Total Management Investment Companies (Cost $ 13,676,115 ) ..................
12,790,534
Preferred Stocks 0.1%
Household Products 0.0%
†
d
Henkel AG & Co. KGaA , 3 .05% ......................... Germany 1,476 114,020
Life Sciences Tools & Services 0.1%
d
Sartorius AG , 0 .34% ................................. Germany 1,144 286,248
Total Preferred Stocks (Cost $ 480,994 ) .......................................
400,268
Units
Limited Partnerships 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enterprise Products Partners LP ........................ United States 40,124 1,518,292
1,518,292
Total Limited Partnerships (Cost $ 1,043,477 ) .................................
1,518,292

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 13.3%
Aerospace & Defense 0.5%
b
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 200,000 $ 204,916
Boeing Co. (The) ,
Senior Bond , 3.6% , 5/01/34 .......................... United States 200,000 179,113
Senior Bond , 3.5% , 3/01/39 .......................... United States 200,000 161,393
Senior Bond , 6.875% , 3/15/39 ........................ United States 100,000 109,936
Senior Bond , 5.705% , 5/01/40 ........................ United States 350,000 350,715
Senior Note , 6.528% , 5/01/34 ........................ United States 195,000 212,503
b
Honeywell Aerospace, Inc. ,
Senior Bond , 144A, 4.95% , 3/16/36 .................... United States 65,000 64,518
Senior Bond , 144A, 5.732% , 3/16/56 ................... United States 385,000 380,823
Senior Bond , 144A, 5.852% , 3/16/66 ................... United States 25,000 24,817
Senior Note , 144A, 4.6% , 3/16/33 ..................... United States 35,000 34,609
Howmet Aerospace, Inc. ,
Senior Bond , 4.75% , 4/15/36 ......................... United States 85,000 82,673
Senior Bond , 5.95% , 2/01/37 ......................... United States 260,000 277,381
Senior Note , 4.85% , 10/15/31 ........................ United States 50,000 50,590
Lockheed Martin Corp. , Senior Bond , 4.07% , 12/15/42 .......
United States 130,000 110,086
Northrop Grumman Corp. , Senior Bond , 4.95% , 3/15/53 ......
United States 220,000 195,033
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 235,000 235,231
2,674,337
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 510,000 519,449
Senior Note , 144A, 4.5% , 9/18/30 ..................... United States 55,000 54,105
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 200,000 204,172
777,726
Banks 2.8%
Bank of America Corp. ,
Senior Bond , 3.974% to 2/06/29, FRN thereafter , 2/07/30 ... United States 200,000 197,293
Senior Bond , 1.922% to 10/23/30, FRN thereafter , 10/24/31 . United States 200,000 177,306
Senior Bond , 2.687% to 4/21/31, FRN thereafter , 4/22/32 ... United States 200,000 181,309
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 540,000 530,792
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 225,000 229,752
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 1,280,000 1,315,317
Sub. Bond , 5.744% to 2/11/35, FRN thereafter , 2/12/36 ..... United States 150,000 152,645
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 58,000 53,752
Barclays plc , Senior Note , 5.086% to 2/24/28, FRN thereafter ,
2/25/29 ......................................... United Kingdom 230,000 231,943
b
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 250,000 246,538
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 4.885% to
7/02/30, FRN thereafter , 7/03/31 ...................... Spain 200,000 200,308
Citibank NA , Senior Note , 4.914% , 5/29/30 ................
United States 500,000 507,907
Citigroup, Inc. ,
e
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 125,000 125,179
Senior Bond , 3.668% to 7/23/27, FRN thereafter , 7/24/28 ... United States 465,000 460,152
Senior Bond , 2.572% to 6/02/30, FRN thereafter , 6/03/31 ... United States 400,000 366,769
Senior Bond , 3.057% to 1/24/32, FRN thereafter , 1/25/33 ... United States 285,000 257,803
Senior Note , 5.174% to 2/12/29, FRN thereafter , 2/13/30 .... United States 360,000 365,598
Cooperatieve Rabobank UA , Senior Bond , 5.25% , 5/24/41 ....
Netherlands 105,000 101,791

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
Danske Bank A/S ,
Senior Non-Preferred Note , 144A, 5.705% to 2/28/29, FRN
thereafter , 3/01/30 ................................. Denmark 200,000 $ 205,745
Senior Preferred Note , 144A, 5.427% to 2/28/27, FRN
thereafter , 3/01/28 ................................. Denmark 400,000 403,851
Fifth Third Bancorp , Senior Note , 5.631% to 1/28/31, FRN
thereafter , 1/29/32 ................................. United States 200,000 206,218
Huntington Bancshares, Inc. , Senior Bond , 2.55% , 2/04/30 ....
United States 200,000 185,264
JPMorgan Chase & Co. ,
Senior Bond , 3.54% to 4/30/27, FRN thereafter , 5/01/28 .... United States 1,030,000 1,020,663
Senior Bond , 1.953% to 2/03/31, FRN thereafter , 2/04/32 ... United States 150,000 132,115
Senior Bond , 5.35% to 5/31/33, FRN thereafter , 6/01/34 .... United States 535,000 546,112
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 100,000 101,567
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 400,000 407,409
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 200,000 186,402
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 190,000 192,484
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 200,000 202,917
Mizuho Financial Group, Inc. ,
Senior Note , 5.778% to 7/05/28, FRN thereafter , 7/06/29 .... Japan 200,000 205,545
Senior Note , 5.098% to 5/12/30, FRN thereafter , 5/13/31 .... Japan 200,000 202,871
NatWest Group plc ,
Senior Note , 5.808% to 9/12/28, FRN thereafter , 9/13/29 .... United Kingdom 200,000 205,828
Senior Note , 4.964% to 8/14/29, FRN thereafter , 8/15/30 .... United Kingdom 200,000 201,822
PNC Financial Services Group, Inc. (The) ,
e
T , Junior Sub. Bond , 3.4% to 9/14/26, FRN thereafter ,
Perpetual ....................................... United States 230,000 226,560
Senior Bond , 5.676% to 1/21/34, FRN thereafter , 1/22/35 ... United States 50,000 51,452
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 70,000 70,337
Senior Note , 5.222% to 1/28/30, FRN thereafter , 1/29/31 .... United States 210,000 214,283
Royal Bank of Canada , Senior Note , 4.97% to 5/01/30, FRN
thereafter , 5/02/31 ................................. Canada 260,000 262,878
b
Societe Generale SA , Senior Non-Preferred Note , 144A, 1.792%
to 6/08/26, FRN thereafter , 6/09/27 ..................... France 200,000 198,957
Toronto-Dominion Bank (The) , Senior Note , 4.568% , 12/17/26 ..
Canada 200,000 200,546
Truist Financial Corp. ,
Senior Note , 7.161% to 10/29/28, FRN thereafter , 10/30/29 .. United States 365,000 388,077
Senior Note , 5.153% to 8/04/31, FRN thereafter , 8/05/32 .... United States 200,000 202,704
I , Senior Note , 4.597% to 1/26/31, FRN thereafter , 1/27/32 .. United States 225,000 222,651
b
UniCredit SpA , Senior Preferred Note , 144A, 1.982% to 6/02/26,
FRN thereafter , 6/03/27 ............................. Italy 300,000 298,622
US Bancorp , Senior Note , 5.1% to 7/22/29, FRN thereafter ,
7/23/30 ......................................... United States 275,000 279,896
Wells Fargo & Co. ,
Senior Bond , 2.879% to 10/29/29, FRN thereafter , 10/30/30 . United States 350,000 330,273
Senior Bond , 3.35% to 3/01/32, FRN thereafter , 3/02/33 .... United States 200,000 183,692
Senior Bond , 5.389% to 4/23/33, FRN thereafter , 4/24/34 ... United States 430,000 436,581
Senior Note , 4.808% to 7/24/27, FRN thereafter , 7/25/28 .... United States 550,000 552,420
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 100,000 101,581
14,530,477
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 3.5% , 6/01/30 .......................... Belgium 350,000 338,325
Senior Bond , 5.8% , 1/23/59 .......................... Belgium 150,000 150,471

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages (continued)
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 45,000 $ 44,634
533,430
Biotechnology 0.4%
AbbVie, Inc. ,
Senior Bond , 4.75% , 3/15/36 ......................... United States 15,000 14,723
Senior Bond , 4.85% , 6/15/44 ......................... United States 430,000 391,155
Senior Note , 4.4% , 3/15/33 .......................... United States 50,000 49,098
Amgen, Inc. ,
Senior Bond , 2.45% , 2/21/30 ......................... United States 200,000 185,780
Senior Bond , 5.25% , 3/02/33 ......................... United States 100,000 102,657
Senior Bond , 5.6% , 3/02/43 .......................... United States 290,000 286,290
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 45,000 41,133
b
CSL Finance plc ,
Senior Bond , 144A, 4.25% , 4/27/32 .................... Australia 300,000 290,406
Senior Bond , 144A, 5.106% , 4/03/34 ................... Australia 255,000 257,623
Regeneron Pharmaceuticals, Inc. ,
Senior Bond , 1.75% , 9/15/30 ......................... United States 200,000 177,328
Senior Bond , 2.8% , 9/15/50 .......................... United States 400,000 242,336
2,038,529
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Bond , 4.875% , 3/13/36 ........................ United States 62,000 61,459
Senior Bond , 2.875% , 5/12/41 ........................ United States 60,000 44,243
Senior Bond , 5.8% , 3/13/56 .......................... United States 240,000 239,976
Senior Bond , 6.05% , 3/13/76 ......................... United States 52,000 51,736
Senior Note , 4.55% , 3/13/33 ......................... United States 40,000 39,627
437,041
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 25,000 25,011
Owens Corning , Senior Bond , 5.7% , 6/15/34 ...............
United States 150,000 155,119
180,130
Capital Markets 1.0%
BlackRock Funding, Inc. , Senior Bond , 5.25% , 3/14/54 .......
United States 150,000 139,635
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.615% to 4/21/31, FRN thereafter , 4/22/32 ... United States 100,000 89,857
Senior Bond , 5.851% to 4/24/34, FRN thereafter , 4/25/35 ... United States 450,000 467,109
Senior Bond , 5.536% to 1/27/35, FRN thereafter , 1/28/36 ... United States 100,000 101,692
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 150,000 146,707
Senior Note , 5.727% to 4/24/29, FRN thereafter , 4/25/30 .... United States 540,000 557,212
Senior Note , 5.218% to 4/22/30, FRN thereafter , 4/23/31 .... United States 100,000 101,710
Morgan Stanley ,
Senior Bond , 3.591% , 7/22/28 ........................ United States 785,000 775,941
Senior Bond , 3.622% to 3/31/30, FRN thereafter , 4/01/31 ... United States 500,000 479,592
Senior Bond , 1.794% to 2/12/31, FRN thereafter , 2/13/32 ... United States 200,000 173,238
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 735,000 737,558
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 50,000 50,842
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 50,000 49,005
Senior Bond , 5.9% to 3/12/46, FRN thereafter , 3/13/47 ..... United States 115,000 114,533
Senior Note , 4.654% to 10/17/29, FRN thereafter , 10/18/30 .. United States 260,000 259,939
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 50,000 49,174

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .... United States 75,000 $ 74,511
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 22,000 22,548
b
MSCI, Inc. , Senior Bond , 144A, 4% , 11/15/29 .............. United States 200,000 194,345
b
UBS Group AG ,
Senior Bond , 144A, 2.095% to 2/10/31, FRN thereafter , 2/11/32 Switzerland 425,000 374,564
Senior Note , 144A, 6.246% to 9/21/28, FRN thereafter , 9/22/29 Switzerland 200,000 207,890
5,167,602
Commercial Services & Supplies 0.0%
†
Waste Connections, Inc. ,
Senior Bond , 5% , 3/01/34 ........................... United States 45,000 45,314
Senior Bond , 4.8% , 7/15/36 .......................... United States 65,000 63,709
109,023
Communications Equipment 0.1%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........
United States 330,000 334,879
Motorola Solutions, Inc. ,
Senior Bond , 4.6% , 5/23/29 .......................... United States 130,000 130,210
Senior Bond , 5.4% , 4/15/34 .......................... United States 150,000 151,925
Senior Note , 4.85% , 8/15/30 ......................... United States 70,000 70,522
687,536
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. , Senior Bond , 5.15% , 12/01/34 ..
United States 30,000 30,062
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 150,000 132,791
Senior Note , 3% , 10/29/28 .......................... Ireland 450,000 433,277
American Express Co. ,
Senior Bond , 4.804% to 10/23/35, FRN thereafter , 10/24/36 . United States 125,000 120,910
Senior Note , 5.016% to 4/24/30, FRN thereafter , 4/25/31 .... United States 225,000 228,798
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 100,000 99,354
Senior Note , 144A, 4.95% , 10/15/32 ................... Ireland 200,000 194,874
Capital One Financial Corp. ,
Senior Note , 5.463% to 7/25/29, FRN thereafter , 7/26/30 .... United States 200,000 204,185
Sub. Bond , 6.183% to 1/29/35, FRN thereafter , 1/30/36 ..... United States 200,000 203,526
b
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 35,000 34,514
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 360,000 357,244
Senior Note , 5.4% , 4/06/26 .......................... United States 210,000 210,021
Senior Note , 4.2% , 10/27/28 ......................... United States 30,000 29,698
Toyota Motor Credit Corp. , Senior Note , 4.45% , 5/18/26 ......
United States 190,000 190,083
2,439,275
Consumer Staples Distribution & Retail 0.0%
†
b
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 44,000 38,104
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 126,000 118,904
157,008

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 0.0%
†
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 55,000 $ 54,537
Diversified REITs 0.1%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 45,000 44,070
Simon Property Group LP ,
Senior Bond , 2.2% , 2/01/31 .......................... United States 100,000 89,683
Senior Note , 3.375% , 12/01/27 ....................... United States 190,000 187,399
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 200,000 199,757
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A,
4.125% , 8/15/30 ................................... United States 225,000 215,546
736,455
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 500,000 423,327
Senior Bond , 4.5% , 5/15/35 .......................... United States 100,000 94,834
Senior Bond , 5.125% , 4/30/36 ........................ United States 45,000 44,477
Senior Bond , 3.5% , 6/01/41 .......................... United States 740,000 574,414
Comcast Corp. , Senior Bond , 4.049% , 11/01/52 ............
United States 400,000 286,846
Orange SA , Senior Bond , 9% , 3/01/31 ....................
France 100,000 118,231
Verizon Communications, Inc. ,
Senior Bond , 2.55% , 3/21/31 ......................... United States 100,000 90,810
Senior Bond , 3.4% , 3/22/41 .......................... United States 320,000 245,861
Senior Bond , 2.85% , 9/03/41 ......................... United States 200,000 140,804
Senior Note , 4.75% , 1/15/33 ......................... United States 175,000 172,899
2,192,503
Electric Utilities 1.2%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 100,000 98,850
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 35,000 34,703
Baltimore Gas and Electric Co. , Senior Bond , 4.55% , 6/01/52 ..
United States 200,000 167,100
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .......
United States 225,000 175,256
DTE Electric Co. ,
Senior Bond , 5.25% , 5/15/35 ......................... United States 25,000 25,366
A , Senior Bond , 4.85% , 3/01/36 ....................... United States 50,000 49,084
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .......
United States 200,000 217,796
Duke Energy Indiana LLC ,
Senior Bond , 5.4% , 4/01/53 .......................... United States 350,000 325,206
DDDD , Senior Bond , 4.95% , 3/15/36 ................... United States 40,000 39,394
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 230,000 235,140
b
Enel Finance International NV , Senior Bond , 144A, 2.5% , 7/12/31 Italy 200,000 177,712
Entergy Mississippi LLC , Senior Bond , 5.05% , 4/15/36 .......
United States 55,000 54,218
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ................
United States 325,000 318,392
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ............
United States 400,000 345,430
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 2.44% , 1/15/32 ......................... United States 300,000 264,519
Senior Bond , 5.9% , 3/15/55 .......................... United States 205,000 201,380
Senior Note , 5.3% , 3/15/32 .......................... United States 95,000 97,337
Pacific Gas and Electric Co. ,
Senior Bond , 5.2% , 5/01/36 .......................... United States 10,000 9,750

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co., (continued)
Senior Note , 3.3% , 12/01/27 ......................... United States 350,000 $ 342,851
Senior Secured Bond , 3.25% , 6/01/31 .................. United States 300,000 276,834
PECO Energy Co. , Senior Bond , 4.875% , 9/15/35 ...........
United States 240,000 237,912
Public Service Electric and Gas Co. , Senior Bond , 5.45% , 3/01/54
United States 135,000 129,016
b
RWE Finance US LLC , Senior Bond , 144A, 5.125% , 9/18/35 ... Germany 300,000 291,807
Virginia Electric and Power Co. ,
Senior Bond , 2.4% , 3/30/32 .......................... United States 725,000 640,319
Senior Bond , 5% , 4/01/33 ........................... United States 200,000 201,281
Senior Bond , 4.95% , 3/15/36 ......................... United States 95,000 92,646
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 250,000 244,719
b
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 300,000 294,977
Senior Secured Bond , 144A, 5.25% , 10/15/35 ............ United States 105,000 102,046
Senior Secured Note , 144A, 5.05% , 12/30/26 ............ United States 75,000 75,266
Xcel Energy, Inc. ,
Senior Bond , 4.6% , 6/01/32 .......................... United States 200,000 196,577
Senior Bond , 5.45% , 8/15/33 ......................... United States 150,000 153,239
6,116,123
Electrical Equipment 0.1%
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 50,000 49,273
Vertiv Holdings Co. ,
Senior Bond , 4.85% , 3/15/36 ......................... United States 86,000 83,660
Senior Bond , 5.8% , 3/15/56 .......................... United States 20,000 19,240
Senior Bond , 5.95% , 3/15/66 ......................... United States 140,000 134,107
286,280
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 100,000 97,630
Tyco Electronics Group SA , Senior Bond , 4.875% , 2/09/36 ....
Switzerland 155,000 153,048
250,678
Energy Equipment & Services 0.0%
†
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond , 4.08% , 12/15/47 ........................ United States 285,000 224,377
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 150,000 157,089
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 ........ Portugal 200,000 189,870
Global Payments, Inc. , Senior Note , 5.4% , 8/15/32 ..........
United States 135,000 133,967
480,926
Food Products 0.4%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Bond , 5.5% , 1/15/36 .......................... United States 120,000 120,130
Senior Note , 3.625% , 1/15/32 ........................ United States 400,000 370,992
Senior Note , 5.75% , 4/01/33 ......................... United States 200,000 206,573
Kellanova , Senior Bond , 4.5% , 4/01/46 ...................
United States 30,000 25,499
Kraft Heinz Foods Co. ,
Senior Bond , 5% , 6/04/42 ........................... United States 235,000 206,826
Senior Bond , 4.375% , 6/01/46 ........................ United States 100,000 78,262

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
Mars, Inc. ,
Senior Bond , 144A, 3.2% , 4/01/30 ..................... United States 100,000 $ 95,441
Senior Bond , 144A, 4.75% , 4/20/33 .................... United States 210,000 208,968
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 90,000 87,818
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 190,000 191,878
McCormick & Co., Inc. , Senior Bond , 1.85% , 2/15/31 .........
United States 300,000 261,517
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 140,000 127,220
1,981,124
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.75% , 6/01/53 ....
United States 200,000 194,721
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 200,000 203,981
Burlington Northern Santa Fe LLC ,
Senior Bond , 5.75% , 5/01/40 ......................... United States 300,000 311,751
Senior Bond , 5.55% , 3/15/56 ......................... United States 45,000 43,665
CSX Corp. , Senior Bond , 4.75% , 11/15/48 .................
United States 215,000 186,950
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.1% ,
4/01/30 ......................................... Ireland 200,000 201,827
948,174
Health Care Equipment & Supplies 0.1%
Abbott Laboratories , Senior Bond , 5.5% , 3/15/56 ............
United States 180,000 176,623
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 230,000 222,622
399,245
Health Care Providers & Services 0.6%
Ascension Health , Senior Bond , 3.945% , 11/15/46 ...........
United States 170,000 135,396
Cigna Group (The) ,
Senior Bond , 2.375% , 3/15/31 ........................ United States 200,000 179,748
Senior Bond , 3.2% , 3/15/40 .......................... United States 250,000 193,832
CVS Health Corp. ,
Senior Bond , 1.875% , 2/28/31 ........................ United States 35,000 30,568
Senior Bond , 5.3% , 12/05/43 ......................... United States 435,000 397,078
Senior Bond , 5.125% , 7/20/45 ........................ United States 100,000 87,861
Elevance Health, Inc. , Senior Bond , 5.1% , 1/15/44 ..........
United States 100,000 91,144
HCA, Inc. ,
Senior Bond , 3.5% , 9/01/30 .......................... United States 365,000 346,731
Senior Note , 3.625% , 3/15/32 ........................ United States 200,000 185,921
Senior Note , 4.6% , 11/15/32 ......................... United States 300,000 291,908
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 200,000 202,875
Kaiser Foundation Hospitals , Senior Bond , 4.15% , 5/01/47 ....
United States 225,000 183,448
UnitedHealth Group, Inc. ,
Senior Bond , 3.05% , 5/15/41 ......................... United States 585,000 434,042
Senior Note , 5.15% , 7/15/34 ......................... United States 100,000 100,891
Senior Note , 5.3% , 6/15/35 .......................... United States 95,000 96,959
2,958,402
Health Care Technology 0.0%
†
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 ...........
United States 100,000 103,991

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 0.2%
Airbnb, Inc. ,
Senior Bond , 5.25% , 3/16/36 ......................... United States 20,000 $ 20,028
Senior Note , 4.65% , 3/16/31 ......................... United States 40,000 39,927
b
Carnival Corp. ,
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 120,000 121,017
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 210,000 205,146
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 55,000 53,164
McDonald's Corp. , Senior Bond , 3.625% , 9/01/49 ...........
United States 65,000 46,815
Royal Caribbean Cruises Ltd. ,
Senior Bond , 5.375% , 1/15/36 ........................ United States 100,000 98,286
b
Senior Note , 144A, 5.5% , 4/01/28 ..................... United States 200,000 202,329
786,712
Independent Power and Renewable Electricity Producers 0.2%
Constellation Energy Generation LLC ,
Senior Bond , 5.8% , 3/01/33 .......................... United States 300,000 314,369
Senior Bond , 6.125% , 1/15/34 ........................ United States 350,000 373,637
Senior Note , 4.4% , 1/15/31 .......................... United States 35,000 34,558
Southern Power Co. , B , Senior Bond , 4.9% , 10/01/35 ........
United States 105,000 101,601
824,165
Industrial Conglomerates 0.0%
†
b
Siemens Funding BV , Senior Bond , 144A, 5.8% , 5/28/55 ...... Germany 200,000 204,050
Insurance 0.5%
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 ...........
United States 200,000 158,807
Aon North America, Inc. , Senior Bond , 5.75% , 3/01/54 ........
United States 70,000 67,500
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 155,000 110,999
Arthur J Gallagher & Co. ,
Senior Bond , 6.5% , 2/15/34 .......................... United States 150,000 162,283
Senior Bond , 5.45% , 7/15/34 ......................... United States 200,000 203,253
Senior Bond , 5.15% , 2/15/35 ......................... United States 260,000 258,014
b
Athene Global Funding ,
Secured Bond , 144A, 2.673% , 6/07/31 ................. United States 200,000 174,547
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 150,000 147,353
Athene Holding Ltd. , Senior Bond , 6.25% , 4/01/54 ...........
United States 115,000 105,637
Berkshire Hathaway Finance Corp. , Senior Bond , 3.85% , 3/15/52
United States 125,000 94,436
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........
United States 315,000 277,412
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ....
United States 200,000 176,613
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 .............
United States 200,000 204,280
b
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 200,000 206,787
Progressive Corp. (The) , Senior Bond , 4.125% , 4/15/47 ......
United States 175,000 139,793
2,487,714
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Bond , 5.45% , 11/15/55 ........................ United States 200,000 193,779
Senior Note , 4.4% , 2/15/33 .......................... United States 220,000 217,324
411,103

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.0%
†
b
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 197,000 $ 202,699
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond , 4.4% , 9/15/32 .......................... United States 200,000 188,494
Senior Note , 5.85% , 3/18/29 ......................... United States 200,000 204,699
393,193
Life Sciences Tools & Services 0.0%
†
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 85,000 84,429
Machinery 0.1%
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 200,000 204,965
Ingersoll Rand, Inc. , Senior Note , 5.176% , 6/15/29 ..........
United States 140,000 143,358
Westinghouse Air Brake Technologies Corp. , Senior Bond , 4.7% ,
9/15/28 ......................................... United States 150,000 150,464
498,787
Media 0.2%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 4.4% , 4/01/33 ................... United States 100,000 93,544
Senior Secured Bond , 6.55% , 6/01/34 .................. United States 400,000 415,499
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 50,000 49,207
Senior Secured Bond , 5.375% , 4/01/38 ................. United States 385,000 345,323
Senior Secured Bond , 3.5% , 6/01/41 ................... United States 45,000 31,588
Senior Secured Bond , 3.5% , 3/01/42 ................... United States 100,000 68,523
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 85,000 91,250
1,094,934
Metals & Mining 0.1%
b
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 200,000 197,015
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .......
United States 90,000 85,220
b ,f
Glencore Funding LLC , Senior Bond , 144A, 5.508% , 4/01/36 ... Australia 200,000 200,525
Newmont Corp. / Newcrest Finance Pty. Ltd. , Senior Note , 5.35% ,
3/15/34 ......................................... United States 40,000 41,155
523,915
Multi-Utilities 0.1%
Berkshire Hathaway Energy Co. ,
Senior Bond , 1.65% , 5/15/31 ......................... United States 300,000 260,337
Senior Bond , 5.15% , 11/15/43 ........................ United States 200,000 186,504
Public Service Enterprise Group, Inc. , Senior Bond , 5.4% , 3/15/35
United States 50,000 50,630
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 260,000 256,443
753,914
Oil, Gas & Consumable Fuels 0.8%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 150,000 137,211
Cheniere Energy, Inc. ,
b
Senior Bond , 144A, 5.2% , 7/30/36 ..................... United States 15,000 14,853
Senior Note , 5.65% , 4/15/34 ......................... United States 50,000 51,492
b
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 100,000 102,737
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 290,000 300,891

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP ,
Senior Bond , 5.55% , 5/15/34 ......................... United States 300,000 $ 305,584
Senior Bond , 5.15% , 3/15/45 ......................... United States 525,000 457,436
Exxon Mobil Corp. , Senior Bond , 3.567% , 3/06/45 ...........
United States 190,000 147,280
Hess Corp. ,
Senior Bond , 7.125% , 3/15/33 ........................ United States 150,000 170,962
Senior Bond , 5.6% , 2/15/41 .......................... United States 250,000 254,113
MPLX LP ,
Senior Bond , 5.4% , 4/01/35 .......................... United States 200,000 199,898
Senior Bond , 5.5% , 2/15/49 .......................... United States 145,000 131,153
Occidental Petroleum Corp. , Senior Bond , 6.6% , 3/15/46 ......
United States 160,000 165,842
Targa Resources Corp. ,
Senior Bond , 6.5% , 2/15/53 .......................... United States 215,000 220,774
Senior Bond , 6.05% , 5/15/56 ......................... United States 70,000 67,735
Senior Note , 4.35% , 4/15/31 ......................... United States 40,000 39,170
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4% , 1/15/32 ................ United States 300,000 284,444
TotalEnergies Capital SA , Senior Bond , 5.275% , 9/10/54 ......
France 220,000 205,358
b
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 85,000 84,282
b
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 .......... Norway 200,000 227,974
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 168,000 169,412
Senior Note , 4.9% , 8/01/30 .......................... United States 75,000 75,091
Williams Cos., Inc. (The) ,
Senior Bond , 2.6% , 3/15/31 .......................... United States 200,000 181,103
Senior Bond , 5.1% , 9/15/45 .......................... United States 100,000 90,537
4,085,332
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......
United States 800,000 752,059
Pharmaceuticals 0.4%
b
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 400,000 396,059
Bristol-Myers Squibb Co. , Senior Bond , 4.25% , 10/26/49 ......
United States 150,000 120,576
Eli Lilly & Co. ,
Senior Bond , 4.95% , 2/27/63 ......................... United States 110,000 96,641
Senior Bond , 5.65% , 10/15/65 ........................ United States 90,000 88,467
Merck & Co., Inc. , Senior Bond , 4.75% , 12/04/35 ............
United States 40,000 39,268
Novartis Capital Corp. ,
Senior Bond , 4.9% , 3/18/36 .......................... United States 60,000 59,880
Senior Bond , 3.7% , 9/21/42 .......................... United States 195,000 158,923
Senior Bond , 5.7% , 3/18/56 .......................... United States 130,000 131,021
Senior Note , 4.1% , 11/05/30 ......................... United States 200,000 197,834
Senior Note , 4.6% , 3/18/33 .......................... United States 50,000 49,802
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 290,000 288,981
Senior Bond , 5.3% , 5/19/53 .......................... United States 70,000 65,103
Royalty Pharma plc ,
Senior Bond , 2.15% , 9/02/31 ......................... United States 300,000 261,553
Senior Bond , 5.2% , 9/25/35 .......................... United States 65,000 64,174
Senior Bond , 3.35% , 9/02/51 ......................... United States 185,000 120,066
2,138,348

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ............
United States 400,000 $ 352,335
Semiconductors & Semiconductor Equipment 0.3%
Analog Devices, Inc. , Senior Bond , 2.8% , 10/01/41 ..........
United States 185,000 132,776
Broadcom, Inc. ,
Senior Bond , 4.95% , 1/15/36 ......................... United States 40,000 39,465
Senior Bond , 5.7% , 1/15/56 .......................... United States 5,000 4,978
Senior Note , 4.6% , 7/15/30 .......................... United States 285,000 286,513
b
Foundry JV Holdco LLC ,
Senior Secured Bond , 144A, 6.25% , 1/25/35 ............. United States 200,000 209,685
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 400,000 411,582
Intel Corp. ,
Senior Bond , 4.15% , 8/05/32 ......................... United States 15,000 14,308
Senior Bond , 3.734% , 12/08/47 ....................... United States 260,000 181,845
Marvell Technology, Inc. ,
Senior Note , 4.75% , 7/15/30 ......................... United States 200,000 200,756
Senior Note , 5.95% , 9/15/33 ......................... United States 265,000 280,558
1,762,466
Software 0.3%
Oracle Corp. ,
Senior Bond , 2.875% , 3/25/31 ........................ United States 300,000 266,520
Senior Bond , 5.7% , 2/04/36 .......................... United States 285,000 274,148
Senior Bond , 3.95% , 3/25/51 ......................... United States 200,000 126,814
Senior Bond , 6.7% , 2/04/56 .......................... United States 30,000 27,865
Senior Note , 2.3% , 3/25/28 .......................... United States 325,000 309,705
Senior Note , 4.45% , 9/26/30 ......................... United States 135,000 130,131
Senior Note , 4.8% , 9/26/32 .......................... United States 35,000 33,343
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 285,000 284,595
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 134,000 134,304
Senior Bond , 5.7% , 4/01/55 .......................... United States 80,000 76,539
Senior Note , 5% , 4/01/32 ........................... United States 100,000 100,902
1,764,866
Specialized REITs 0.1%
American Tower Corp. ,
Senior Bond , 5.35% , 3/15/35 ......................... United States 200,000 201,389
Senior Note , 4.7% , 12/15/32 ......................... United States 120,000 117,964
Crown Castle, Inc. , Senior Note , 4.9% , 9/01/29 .............
United States 45,000 45,264
364,617
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 200,000 181,859
Senior Bond , 4.1% , 1/15/52 .......................... United States 225,000 159,511
Home Depot, Inc. (The) , Senior Bond , 3.625% , 4/15/52 .......
United States 410,000 292,978
Lowe's Cos., Inc. , Senior Bond , 5.75% , 7/01/53 .............
United States 210,000 203,143
837,491
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. , Senior Bond , 2.8% , 2/08/61 ...................
United States 500,000 285,711

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.0%
†
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 125,000 $ 125,274
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 193,000 175,457
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 380,000 372,064
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 515,000 529,574
1,077,095
Water Utilities 0.0%
†
Essential Utilities, Inc. , Senior Bond , 5.125% , 3/15/36 ........
United States 60,000 59,186
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. , Senior Note , 3.8% , 3/15/32 .....
Canada 45,000 42,024
T-Mobile USA, Inc. ,
Senior Bond , 5.3% , 5/15/35 .......................... United States 325,000 327,827
Senior Bond , 5% , 2/15/36 ........................... United States 125,000 123,162
Senior Bond , 3.3% , 2/15/51 .......................... United States 100,000 65,507
Senior Note , 3.375% , 4/15/29 ........................ United States 530,000 513,754
Senior Note , 2.55% , 2/15/31 ......................... United States 300,000 272,693
Vodafone Group plc ,
Senior Bond , 6.15% , 2/27/37 ......................... United Kingdom 36,000 38,630
Senior Bond , 5.75% , 6/28/54 ......................... United Kingdom 80,000 75,647
1,459,244
Total Corporate Bonds (Cost $ 71,223,837 ) ....................................
70,019,351
Foreign Government and Agency Securities 1.2%
b
Australia Government Bond , Senior Bond , Reg S, 4.25% ,
10/21/36 ........................................ Australia 440,000 AUD 285,212
Brazil Notas do Tesouro Nacional , 10% , 1/01/35 ............
Brazil 4,400,000 BRL 692,607
Colombia Titulos de Tesoreria ,
B , 13.25% , 2/09/33 ................................ Colombia 140,000,000 COP 37,771
B , 11.75% , 1/24/35 ................................. Colombia 180,000,000 COP 45,485
B , 11.5% , 7/25/46 ................................. Colombia 1,770,000,000 COP 432,781
B , 12% , 3/13/58 ................................... Colombia 180,000,000 COP 44,846
b
Corp. Andina de Fomento , Senior Bond , 144A, 7.25% , 3/06/36 . Supranational
g
11,500,000 INR 111,730
b
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 200,000 204,814
Hungary Government Bond , 7% , 10/24/35 .................
Hungary 74,000,000 HUF 220,275
Inter-American Development Bank , Senior Bond , 6.85% , 2/18/36
Supranational
g
27,000,000 INR 263,644
b
Italy Buoni Poliennali del Tesoro , Senior Bond , Reg S, 3.45% ,
2/01/36 ......................................... Italy 630,000 EUR 703,058
Japan Government Bond ,
3.4% , 12/20/55 ................................... Japan 29,000,000 JPY 174,075
3.1% , 3/20/65 .................................... Japan 29,000,000 JPY 158,523
Mexican Bonos Desarr Fixed Rate ,
M , 8% , 11/07/47 ................................... Mexico 4,330,000
h
MXN 202,285
M , 8% , 7/31/53 ................................... Mexico 8,130,000
h
MXN 376,092
M , 8% , 4/29/55 ................................... Mexico 2,800,000
h
MXN 128,850
b
New South Wales Treasury Corp. , Senior Bond , Reg S, 4.25% ,
2/20/36 ......................................... Australia 570,000 AUD 354,180
b
Queensland Treasury Corp. , Senior Bond , 144A, Reg S, 5.25% ,
7/21/36 ......................................... Australia 630,000 AUD 421,159
South Africa Government Bond , 8.875% , 2/28/35 ...........
South Africa 3,700,000 ZAR 215,022

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Treasury Corp. of Victoria , Senior Bond , 4.75% , 9/15/36 ......
Australia 500,000 AUD $ 319,668
b
United Kingdom Gilt ,
Reg S, 1.25% , 7/31/51 .............................. United Kingdom 120,000 GBP 66,541
Reg S, 4.375% , 7/31/54 ............................. United Kingdom 570,000 GBP 628,458
Total Foreign Government and Agency Securities (Cost $ 6,092,901 ) .............
6,087,076
U.S. Government and Agency Securities 18.8%
FFCB , 2.1%, 2/25/36 .................................
United States 150,000 121,340
U.S. Treasury Bonds ,
1.125%, 5/15/40 .................................. United States 500,000 315,137
4.375%, 5/15/40 .................................. United States 500,000 485,859
1.125%, 8/15/40 .................................. United States 332,000 207,085
1.375%, 11/15/40 ................................. United States 1,771,000 1,141,361
2.75%, 8/15/42 ................................... United States 80,000 61,206
3.875%, 5/15/43 .................................. United States 2,000,000 1,773,203
4.75%, 11/15/43 .................................. United States 460,000 454,609
3.125%, 8/15/44 .................................. United States 725,000 568,587
2.5%, 5/15/46 .................................... United States 945,000 649,540
2.25%, 8/15/46 ................................... United States 1,188,000 774,660
2.75%, 11/15/47 .................................. United States 90,000 63,510
3.375%, 11/15/48 ................................. United States 2,690,000 2,108,813
3%, 2/15/49 ..................................... United States 6,861,000 5,013,086
2.25%, 8/15/49 ................................... United States 525,000 326,669
1.25%, 5/15/50 ................................... United States 1,285,000 610,224
i
1.375%, 8/15/50 .................................. United States 1,505,000 736,245
2.375%, 5/15/51 .................................. United States 950,000 594,548
2%, 8/15/51 ..................................... United States 1,350,000 769,131
1.875%, 11/15/51 ................................. United States 1,810,000 994,864
2.25%, 2/15/52 ................................... United States 710,000 428,122
3.625%, 2/15/53 .................................. United States 605,000 485,702
3.625%, 5/15/53 .................................. United States 1,755,000 1,407,633
4.125%, 8/15/53 .................................. United States 20,000 17,545
4.25%, 2/15/54 ................................... United States 175,000 156,792
4.75%, 8/15/55 ................................... United States 2,265,000 2,207,667
4.625%, 11/15/55 ................................. United States 280,000 267,575
U.S. Treasury Notes ,
0.75%, 5/31/26 ................................... United States 320,000 318,397
0.875%, 6/30/26 .................................. United States 575,000 570,961
1.25%, 12/31/26 .................................. United States 9,075,000 8,908,830
0.5%, 6/30/27 .................................... United States 7,935,000 7,618,220
3.25%, 6/30/27 ................................... United States 4,230,000 4,201,084
2.25%, 8/15/27 ................................... United States 730,000 714,716
0.375%, 9/30/27 .................................. United States 670,000 636,552
1.125%, 2/29/28 .................................. United States 8,360,000 7,948,858
3.5%, 4/30/28 .................................... United States 223,000 221,615
3.125%, 11/15/28 ................................. United States 820,000 805,874
1.375%, 12/31/28 ................................. United States 150,000 140,517
3.75%, 12/31/28 .................................. United States 500,000 499,072
2.625%, 2/15/29 .................................. United States 4,000,000 3,870,547
j
Index Linked, 2.125%, 4/15/29 ....................... United States 1,000,000 1,079,866
3.25%, 6/30/29 ................................... United States 1,500,000 1,473,018
3.125%, 8/31/29 .................................. United States 735,000 717,831
4%, 10/31/29 .................................... United States 1,725,000 1,732,109
j
Index Linked, 1.625%, 4/15/30 ....................... United States 750,000 774,233
3.75%, 6/30/30 ................................... United States 600,000 596,238
0.625%, 8/15/30 .................................. United States 4,400,000 3,821,726
4.125%, 8/31/30 .................................. United States 3,105,000 3,129,379

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
3.75%, 1/31/31 ................................... United States 5,000,000 $ 4,957,812
1.375%, 11/15/31 ................................. United States 7,180,000 6,227,949
4.125%, 11/15/32 ................................. United States 4,500,000 4,502,461
3.5%, 2/15/33 .................................... United States 500,000 481,172
3.375%, 5/15/33 .................................. United States 1,750,000 1,667,353
3.875%, 8/15/33 .................................. United States 1,500,000 1,472,783
4.375%, 5/15/34 .................................. United States 1,000,000 1,010,684
3.875%, 8/15/34 .................................. United States 445,000 433,745
4.25%, 5/15/35 ................................... United States 2,500,000 2,493,799
j
Index Linked, 1.875%, 7/15/35 ....................... United States 445,000 448,695
4.25%, 8/15/35 ................................... United States 425,000 423,473
k
FRN, 3.812%, ( 3-month U.S. Treasury Bill Rate + 0.159% ),
7/31/27 ......................................... United States 890,000 890,938
k
FRN, 3.843%, ( 3-month U.S. Treasury Bill Rate + 0.19% ),
10/31/27 ........................................ United States 1,190,000 1,191,593
k
FRN, 3.752%, ( 3-month U.S. Treasury Bill Rate + 0.099% ),
1/31/28 ......................................... United States 610,000 610,020
Total U.S. Government and Agency Securities (Cost $ 104,722,865 ) ..............
99,332,833
Asset-Backed Securities 0.2%
Financial Services 0.1%
b
Compass Datacenters Issuer II LLC ,
2024-1A , A1 , 144A, 5.25% , 2/25/49 .................... United States 145,000 144,915
2025-2A , A1 , 144A, 4.926% , 11/25/50 .................. United States 192,000 189,241
b
Compass Datacenters Issuer III LLC , 2026-1A , A21 , 144A,
4.897% , 2/25/56 . .................................. United States 97,000 96,316
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 490,000 412,262
842,734
a a a a a a
Passenger Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% ,
10/15/28 . ........................................ United States 315,238 300,426
United Airlines Pass-Through Trust ,
2016-1 , A , 3.45% , 7/07/28 ........................... United States 55,149 53,625
2019-2 , A , 2.9% , 5/01/28 ............................ United States 72,528 69,557
423,608
a a a a a a
Total Asset-Backed Securities (Cost $ 1,321,914 ) ..............................
1,266,342
Commercial Mortgage-Backed Securities 0.9%
Financial Services 0.9%
b ,l
1301 Trust , 2025-1301 , A , 144A, FRN , 5.059% , 8/11/42 ....... United States 130,000 130,456
BANK , 2019-BN18 , A2 , 3.474% , 5/15/62 ..................
United States 67,000 65,153
BANK5 Trust ,
b,l,m
2025-5YR13 , XA , IO, 144A, FRN , 1.062% , 1/15/58 ......... United States 2,798,144 102,281
l,m
2025-5YR15 , XA , IO, FRN , 1.221% , 7/15/58 ............. United States 625,409 29,074
l
2025-5YR17 , AS , FRN , 5.626% , 11/15/58 ............... United States 80,000 81,719
2026-5YR20 , AS , 5.336% , 2/15/59 ..................... United States 126,000 127,977
Barclays Commercial Mortgage Trust , 2019-C3 , A2 , 3.438% ,
5/15/52 ......................................... United States 31,279 30,746
l
BBCMS Mortgage Trust ,
2023-C21 , A3 , FRN , 6.296% , 9/15/56 ................... United States 60,000 62,758
2025-5C37 , AS , FRN , 5.382% , 9/15/58 ................. United States 127,000 128,745

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Benchmark Mortgage Trust ,
2019-B13 , A2 , 2.889% , 8/15/57 ....................... United States 193,585 $ 186,148
2019-B14 , A2 , 2.915% , 12/15/62 ...................... United States 49,390 48,033
2020-B17 , A2 , 2.211% , 3/15/53 ....................... United States 47,549 45,173
l
2025-V16 , B , FRN , 6.13% , 8/15/58 ..................... United States 125,000 129,556
b,l,m
2025-V18 , XA , IO, 144A, FRN , 1.257% , 10/15/58 .......... United States 999,695 50,698
2026-V21 , AS , 5.506% , 3/15/31 ....................... United States 160,000 162,015
l,m
2026-V21 , XA , IO, FRN , 1.648% , 11/15/30 ............... United States 1,000,000 63,060
BMO Mortgage Trust ,
l
2024-5C8 , AS , FRN , 5.94% , 12/15/57 .................. United States 82,000 84,427
2025-5C11 , AS , 5.938% , 7/15/58 ...................... United States 103,000 105,995
l,m
2025-5C11 , XA , IO, FRN , 1.11% , 7/15/58 ................ United States 1,847,091 79,346
b ,l
BRCK Trust , 2025-830B , A , 144A, FRN , 4.476% , 12/10/42 .... United States 130,000 128,869
b ,n
BX Commercial Mortgage Trust ,
2022-LP2 , A , 144A, FRN , 4.685% , ( 1-month SOFR + 1.013% ),
2/15/39 ......................................... United States 15,649 15,651
2026-CSMO , A , 144A, FRN , 5.073% , ( 1-month SOFR + 1.4% ),
2/15/43 ......................................... United States 125,000 125,187
b ,n
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 4.477% , ( 1-month
SOFR + 0.804% ), 10/15/36 .......................... United States 230,000 229,508
b
BX Trust ,
n
2022-IND , A , 144A, FRN , 5.164% , ( 1-month SOFR + 1.491% ),
4/15/37 ......................................... United States 164,921 165,039
l
2025-ARIA , B , 144A, FRN , 5.177% , 12/13/42 ............. United States 100,000 100,209
n
2025-VOLT , A , 144A, FRN , 5.373% , ( 1-month SOFR + 1.7% ),
12/15/44 ........................................ United States 100,000 99,870
CD Mortgage Trust , 2016-CD1 , A4 , 2.724% , 8/10/49 .........
United States 137,000 135,049
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 70,000 69,590
Citigroup Commercial Mortgage Trust , 2020-GC46 , A2 , 2.708% ,
2/15/53 ......................................... United States 54,834 51,840
CSAIL Commercial Mortgage Trust , 2017-CX10 , A3 , 3.398% ,
11/15/50 ........................................ United States 41,643 41,558
b ,l
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.56% , 11/10/42 ................................... United States 140,000 137,796
b ,l
GS Mortgage Securities Corp. Trust , 2017-375H , A , 144A, FRN ,
3.475% , 9/10/37 ................................... United States 140,000 136,284
GS Mortgage Securities Trust ,
2016-GS2 , A4 , 3.05% , 5/10/49 ........................ United States 15,930 15,907
2019-GC42 , A2 , 2.933% , 9/10/52 ...................... United States 96,828 92,973
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
JP3 , AS , 3.144% , 8/15/49 ........................... United States 91,000 88,363
JPMCC Commercial Mortgage Securities Trust , 2019-COR5 , A2 ,
3.15% , 6/13/52 ................................... United States 22,168 21,992
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 61,584 61,047
b ,l
MAD Commercial Mortgage Trust ,
2025-11MD , A , 144A, FRN , 4.437% , 10/15/42 ............ United States 100,000 99,646
2025-11MD , C , 144A, FRN , 5.255% , 10/15/42 ............ United States 125,000 125,962
l
Morgan Stanley Bank of America Merrill Lynch Trust ,
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 75,000 73,553
m
2025-5C2 , XA , IO, FRN , 1.25% , 11/15/58 ................ United States 1,993,000 101,613
Morgan Stanley Capital I Trust ,
2016-BNK2 , A4 , 3.049% , 11/15/49 ..................... United States 84,000 82,744
l,m
2019-H7 , XA , IO, FRN , 1.215% , 7/15/52 ................. United States 2,867,737 94,989
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 100,000 92,475

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b ,n
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.873% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 130,000 $ 129,840
Wells Fargo Commercial Mortgage Trust ,
2016-LC24 , AS , 3.367% , 10/15/49 ..................... United States 120,000 118,119
2026-5C8 , AS , 5.25% , 3/15/59 ........................ United States 127,000 127,477
l,m
2026-5C8 , XA , IO, FRN , 1.585% , 3/15/59 ................ United States 1,750,000 102,432
4,578,942
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 4,603,279 ) ...............
4,578,942
Mortgage-Backed Securities 4.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.5%
FHLMC Gold Pool, 30 Year , 4.5%, 1/01/49 ................ United States 255,941 252,638
FHLMC Pool, 15 Year , 1.5%, 12/01/36 .................... United States 372,698 335,650
FHLMC Pool, 15 Year , 2%, 4/01/37 ...................... United States 152,397 140,454
FHLMC Pool, 15 Year , 3%, 8/01/34 ...................... United States 24,694 23,817
FHLMC Pool, 15 Year , 4.5%, 10/01/40 .................... United States 92,075 91,479
FHLMC Pool, 30 Year , 2%, 10/01/51 - 8/01/52 .............. United States 2,121,579 1,719,187
FHLMC Pool, 30 Year , 2.5%, 4/01/52 ..................... United States 418,633 356,372
FHLMC Pool, 30 Year , 3%, 3/01/50 - 5/01/52 ............... United States 550,418 489,726
FHLMC Pool, 30 Year , 3.5%, 4/01/50 ..................... United States 965,780 896,337
FHLMC Pool, 30 Year , 4%, 5/01/47 - 1/01/54 ............... United States 960,253 913,745
FHLMC Pool, 30 Year , 4.5%, 10/01/48 .................... United States 267,091 262,878
FHLMC Pool, 30 Year , 5%, 10/01/52 - 2/01/53 .............. United States 1,140,428 1,130,961
FHLMC Pool, 30 Year , 5.5%, 3/01/55 ..................... United States 988,427 1,005,737
7,618,981
Federal National Mortgage Association (FNMA) Fixed Rate 1.8%
FNMA, 15 Year , 2%, 8/01/36 - 12/01/36 ................... United States 367,016 338,005
FNMA, 15 Year , 2.5%, 7/01/37 ......................... United States 177,754 168,203
FNMA, 15 Year , 5%, 8/01/39 ........................... United States 184,913 186,534
FNMA, 30 Year , 2%, 7/01/51 - 10/01/51 ................... United States 1,602,283 1,300,898
FNMA, 30 Year , 2.5%, 10/01/51 - 3/01/52 ................. United States 2,165,564 1,836,549
FNMA, 30 Year , 3%, 9/01/50 - 9/01/51 .................... United States 993,088 880,284
FNMA, 30 Year , 3.5%, 6/01/49 ......................... United States 107,968 100,841
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 43,866 42,244
FNMA, 30 Year , 4.5%, 2/01/50 - 11/01/52 ................. United States 251,759 245,753
FNMA, 30 Year , 6%, 8/01/53 - 6/01/54 .................... United States 1,204,636 1,243,159
FNMA, 30 Year , 6.5%, 8/01/55 ......................... United States 365,967 381,182
o
Uniform Mortgage-Backed Securities , 4.5% , TBA, 4/25/56 ..... United States 3,000,000 2,895,720
9,619,372
Government National Mortgage Association (GNMA) Fixed Rate 1.2%
GNMA II, Single-family, 30 Year , 2%, 10/20/50 - 8/20/51 ...... United States 794,843 657,607
GNMA II, Single-family, 30 Year , 2.5%, 4/20/50 - 6/20/52 ...... United States 852,125 734,241
GNMA II, Single-family, 30 Year , 3%, 8/20/47 - 11/20/51 ....... United States 601,242 538,703
GNMA II, Single-family, 30 Year , 3.5%, 5/20/52 - 6/20/55 ...... United States 598,971 551,800
GNMA II, Single-family, 30 Year , 4%, 11/20/52 .............. United States 388,050 366,935
GNMA II, Single-family, 30 Year , 4.5%, 5/20/53 ............. United States 427,974 416,076
GNMA II, Single-family, 30 Year , 5%, 7/20/53 - 10/20/54 ...... United States 632,570 628,670
GNMA II, Single-family, 30 Year , 5.5%, 5/20/53 - 11/20/54 ..... United States 636,821 643,436
GNMA II, Single-family, 30 Year , 6%, 8/20/53 - 7/20/55 ....... United States 1,964,878 2,003,192
6,540,660
Total Mortgage-Backed Securities (Cost $ 24,763,050 ) ..........................
23,779,013

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities 0.0%
Financial Services 0.0%
†
l ,m
GNMA , 2020-103 , IO, FRN , 0.854% , 1/16/63 ............... United States 1,262,587 $ 80,106
Total Agency Commercial Mortgage-Backed Securities (Cost $ 80,794 ) ..........
80,106
Municipal Bonds 0.2%
California 0.2%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 70,000 65,615
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 30,000 25,741
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 20,000 17,261
County of Fresno , Revenue , 2004 A , NATL Insured , 4.64%,
8/15/32 ......................................... United States 40,000 29,961
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 70,000 66,834
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 310,000 283,422
San Bernardino Community College District , GO , 2021 ,
Refunding , 2.856% , 8/01/49 .......................... United States 285,000 188,079
State of California , GO , 4.35% , 11/01/32 ..................
United States 90,000 89,792
766,705
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 60,000 62,918
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 15,000 15,037
Illinois 0.0%
†
p
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 .............. United States 60,000 60,945
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 15,000 16,607
New York 0.0%
†
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 50,000 49,547
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ......................................... United States 160,000 121,485
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 40,000 33,830
155,315
Pennsylvania 0.0%
†
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 45,000 45,308
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 70,000 69,251
114,559
Total Municipal Bonds (Cost $ 1,399,537 ) .....................................
1,241,633
Total Long Term Investments (Cost $ 414,633,441 ) .............................
510,317,280
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments 2.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.1%
q
Egypt Treasury Bills ,
b
Reg S, 17 .42% , 4/21/26 ............................. Egypt 10,200,000 EGP $ 185,171
22 .8% , 8/18/26 ................................... Egypt 8,200,000 EGP 138,129
23 .51% , 10/20/26 .................................. Egypt 11,200,000 EGP 181,351
504,651
Total Foreign Government and Agency Securities (Cost $ 582,251 ) ..............
504,651
Shares
Money Market Funds 2.8%
c,r
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 11,977,366 11,977,367
r
JPMorgan 100% U.S. Treasury Securities Money Market Fund ,
Class Institutional , 3.511% ........................... United States 2,720,266 2,720,266
Total Money Market Funds (Cost $ 14,697,633 ) ................................
14,697,633
Total Short Term Investments (Cost $ 15,279,884 ) ..............................
15,202,284
a
Total Investments (Cost $ 429,913,325 ) 99.7% .................................
$525,519,564
Other Assets, less Liabilities 0.3% ...........................................
1,406,230
Net Assets 100.0% .........................................................
$526,925,794
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $18,728,606, representing 3.6% of net assets.
c
See Note 5 regarding investments in affiliated management investment companies.
d
Variable rate security. The rate shown represents the yield at period end.
e
Perpetual security with no stated maturity date.
f
A portion or all of the security purchased on a delayed delivery basis.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount is stated in 100 Mexican Peso Units.
i
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026 , the Fund had the following futures contracts outstanding.
j
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
k
The coupon rate shown represents the rate at period end.
l
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
Security purchased on a to-be-announced (TBA) basis.
p
Security purchased on a when-issued basis.
q
The rate shown represents the yield at period end.
r
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 40 $ 13,141,500 6/18/26 $ (304,489)
Interest rate contracts
Long Gilt ................................... Long 4 464,795 6/26/26 (5,849)
U.S. Treasury 10 Year Notes .................... Short 177 19,655,297 6/18/26 —
U.S. Treasury 10 Year Notes .................... Long 27 2,998,266 6/18/26 —
U.S. Treasury 10 Year Ultra Notes ................ Long 17 1,929,766 6/18/26 (37,863)
U.S. Treasury 2 Year Notes ..................... Long 24 4,978,687 6/30/26 (38,047)
U.S. Treasury 5 Year Notes ..................... Long 19 2,055,414 6/30/26 (25,126)
U.S. Treasury Long Bonds ..................... Short 1 113,875 6/18/26 (1,220)
U.S. Treasury Ultra Bonds ...................... Short 1 116,562 6/18/26 (845)
Total Futures Contracts ...................................................................... $(413,439)
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 155 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... HSBK Buy 690,000 932,150 4/17/26 $ — $ (18,887)
British Pound ...... HSBK Sell 1,740,000 2,335,082 4/17/26 32,075 —
British Pound ...... WFLA Buy 550,000 734,032 4/17/26 — (6,070)
Canadian Dollar .... CITI Buy 1,120,000 813,232 4/21/26 — (7,439)
Canadian Dollar .... CITI Sell 1,120,000 820,040 4/21/26 14,246 —
Japanese Yen ...... JPHQ Buy 280,000,000 1,812,802 4/24/26 — (44,723)
Chilean Peso ...... HSBK Buy 330,000,000 374,018 4/27/26 — (17,569)
South Korean Won .. CITI Buy 1,060,000,000 728,198 4/28/26 — (23,042)
Brazilian Real ...... HSBK Buy 1,260,000 231,299 5/04/26 10,419 —
Brazilian Real ...... HSBK Sell 1,260,000 235,836 5/04/26 — (5,882)
South Korean Won .. CITI Buy 1,290,000,000 893,618 5/06/26 — (35,271)
Euro ............. HSBK Sell 580,000 667,202 5/08/26 — (4,388)
Euro ............. JPHQ Buy 80,000 95,034 5/08/26 — (2,401)
Euro ............. UBSW Sell 80,000 95,291 5/08/26 2,658 —
Mexican Peso ...... GSCO Buy 4,900,000 274,097 5/13/26 — (1,677)
Mexican Peso ...... GSCO Sell 13,500,000 775,452 5/13/26 24,908 —
New Zealand Dollar . GSCO Buy 550,000 328,345 5/26/26 — (11,670)
New Zealand Dollar . GSCO Sell 550,000 323,455 5/26/26 6,780 —
Chilean Peso ...... HSBK Buy 200,000,000 232,437 5/29/26 — (16,365)
Egyptian Pound .... MSCO Buy 12,100,000 223,515 6/02/26 — (12,247)
Yuan Renminbi ..... JPHQ Buy 2,780,000 406,772 6/08/26 — (2,365)
South African Rand .. CITI Sell 3,800,000 225,484 6/11/26 2,114 —
South African Rand .. MSCO Buy 3,800,000 228,613 6/11/26 — (5,242)
South African Rand .. MSCO Sell 2,100,000 122,738 6/11/26 — (703)
Columbian Peso .... BZWS Buy 470,000,000 124,731 6/12/26 1,072 —
Columbian Peso .... BZWS Sell 470,000,000 124,644 6/12/26 — (1,160)
Australian Dollar .... HSBK Sell 200,000 138,956 6/17/26 1,121 —
Chilean Peso ...... HSBK Buy 330,000,000 379,812 6/17/26 — (23,301)
Hungarian Forint .... JPHQ Sell 37,600,000 110,859 6/17/26 — (1,616)
Indian Rupee ...... HSBK Buy 1,000,000 10,561 6/17/26 — (24)
Indian Rupee ...... HSBK Sell 36,000,000 388,481 6/17/26 9,166 —
Total Forward Exchange Contracts ................................................... $104,559 $(242,042)
Net unrealized appreciation (depreciation) ............................................ $(137,483)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin DynaTech VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 100.0%
Aerospace & Defense 3.0%
a
Axon Enterprise, Inc. ................................. United States 3,950 $ 1,677,526
Elbit Systems Ltd. ................................... Israel 737 625,779
a
Karman Holdings, Inc. ................................ United States 8,042 643,762
a
Kratos Defense & Security Solutions, Inc. ................. United States 16,951 1,195,215
a
Rocket Lab Corp. ................................... United States 9,247 593,842
4,736,124
Air Freight & Logistics 0.0%
†
CH Robinson Worldwide, Inc. .......................... United States 201 33,380
Automobiles 2.7%
a
Tesla, Inc. ......................................... United States 11,560 4,297,430
Biotechnology 4.7%
a
Arcutis Biotherapeutics, Inc. ........................... United States 2,683 63,211
a
Argenx SE ........................................ Netherlands 1,350 979,748
a
Ascendis Pharma A/S , ADR ........................... Denmark 7,184 1,643,196
a
BeOne Medicines Ltd. , ADR ........................... United States 1,014 301,128
a
Bridgebio Pharma, Inc. ............................... United States 4,129 306,620
a
Insmed, Inc. ....................................... United States 4,554 744,670
a
Ionis Pharmaceuticals, Inc. ............................ United States 5,309 398,653
a
Krystal Biotech, Inc. ................................. United States 1,036 267,619
a
Natera, Inc. ........................................ United States 9,542 1,908,305
a
Revolution Medicines, Inc. ............................. United States 1,677 163,088
a
Samsung Episholdings Co. Ltd. ......................... South Korea 128 43,464
a
United Therapeutics Corp. ............................. United States 1,038 615,513
7,435,215
Broadline Retail 9.2%
a
Amazon.com, Inc. ................................... United States 60,564 12,613,664
eBay, Inc. ......................................... United States 759 69,084
a
MercadoLibre, Inc. .................................. Brazil 1,053 1,820,658
14,503,406
Capital Markets 0.4%
a
Robinhood Markets, Inc. , A ............................ United States 9,662 669,577
Communications Equipment 1.3%
a
Arista Networks, Inc. ................................. United States 13,195 1,620,082
a
Lumentum Holdings, Inc. .............................. United States 663 465,930
2,086,012
Construction & Engineering 1.0%
a
Legence Corp. , A ................................... United States 9,887 558,220
Quanta Services, Inc. ................................ United States 1,894 1,039,844
1,598,064
Electrical Equipment 2.5%
a
Bloom Energy Corp. , A ............................... United States 11,110 1,505,294
a,b
Forgent Power Solutions, Inc. , A ........................ United States 8,073 236,297
GE Vernova, Inc. .................................... United States 1,796 1,567,728
a
Nextpower, Inc. , A ................................... United States 2,021 243,631
Vertiv Holdings Co. , A ................................ United States 1,365 342,042
3,894,992
Electronic Equipment, Instruments & Components 4.2%
Advanced Energy Industries, Inc. ....................... United States 337 108,753
Amphenol Corp. , A .................................. United States 15,578 1,968,281
a
Celestica, Inc. ...................................... Canada 13,046 3,674,797
a
Coherent Corp. ..................................... United States 991 236,066

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Fabrinet .......................................... Thailand 1,011 $ 527,257
a
TTM Technologies, Inc. ............................... United States 764 74,429
6,589,583
Energy Equipment & Services 0.8%
Baker Hughes Co. , A ................................. United States 2,190 133,699
a
Oceaneering International, Inc. ......................... United States 3,815 135,318
TechnipFMC plc .................................... United Kingdom 13,390 925,651
1,194,668
Entertainment 1.6%
a
Netflix, Inc. ........................................ United States 26,481 2,546,148
Financial Services 2.8%
Mastercard, Inc. , A .................................. United States 4,843 2,419,854
Visa, Inc. , A ........................................ United States 6,609 1,997,504
4,417,358
Ground Transportation 0.2%
a
Uber Technologies, Inc. ............................... United States 3,298 237,225
Health Care Equipment & Supplies 1.3%
a
IDEXX Laboratories, Inc. .............................. United States 670 376,466
a
Intuitive Surgical, Inc. ................................ United States 3,322 1,531,409
a
Kestra Medical Technologies Ltd. ....................... United States 2,683 53,472
a
Medline, Inc. , A ..................................... United States 1,912 85,084
2,046,431
Health Care Providers & Services 0.8%
a
Guardant Health, Inc. ................................ United States 11,908 1,099,942
a
Hinge Health, Inc. , A ................................. United States 4,835 186,438
1,286,380
Health Care Technology 0.1%
a
HeartFlow, Inc. ..................................... United States 4,980 121,163
Hotels, Restaurants & Leisure 0.9%
Booking Holdings, Inc. ............................... United States 163 686,282
a
DoorDash, Inc. , A ................................... United States 5,140 771,771
1,458,053
Interactive Media & Services 11.7%
Alphabet, Inc. , A .................................... United States 38,582 11,094,640
Meta Platforms, Inc. , A ............................... United States 12,861 7,358,164
18,452,804
IT Services 3.9%
a
Akamai Technologies, Inc. ............................. United States 616 70,748
a
Cloudflare, Inc. , A ................................... United States 13,228 2,729,465
a
Shopify, Inc. , A ..................................... Canada 28,961 3,436,347
6,236,560
Life Sciences Tools & Services 0.3%
a,c
Samsung Biologics Co. Ltd. , 144A , Reg S ................. South Korea 106 108,636
a,b
Tempus AI, Inc. , A ................................... United States 6,637 300,125
408,761
Machinery 0.1%
a
Symbotic, Inc. , A .................................... United States 3,425 182,210

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 2.1%
AstraZeneca plc .................................... United Kingdom 361 $ 71,196
a
Axsome Therapeutics, Inc. ............................ United States 869 146,878
Eli Lilly & Co. ...................................... United States 1,974 1,815,626
a
Jazz Pharmaceuticals plc ............................. United States 2,558 483,590
a
Ligand Pharmaceuticals, Inc. ........................... United States 3,550 708,758
a
Tarsus Pharmaceuticals, Inc. ........................... United States 570 39,986
3,266,034
Semiconductors & Semiconductor Equipment 28.3%
Advantest Corp. .................................... Japan 1,627 224,537
Analog Devices, Inc. ................................. United States 1,680 534,475
a
ARM Holdings plc , ADR .............................. United States 698 105,593
ASML Holding NV , ADR .............................. Netherlands 793 1,047,418
Broadcom, Inc. ..................................... United States 30,540 9,452,435
KLA Corp. ......................................... United States 1,679 2,472,176
Lam Research Corp. ................................. United States 13,539 2,892,743
Micron Technology, Inc. ............................... United States 826 279,056
Monolithic Power Systems, Inc. ......................... United States 1,652 1,806,214
NVIDIA Corp. ...................................... United States 114,761 20,014,318
a
SiTime Corp. ....................................... United States 659 227,586
SK Hynix, Inc. ...................................... South Korea 2,034 1,154,021
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 12,845 4,340,968
Teradyne, Inc. ...................................... United States 176 52,177
a
Tower Semiconductor Ltd. ............................. Israel 612 107,394
44,711,111
Software 10.8%
a
AppLovin Corp. , A ................................... United States 5,309 2,112,982
a
Cadence Design Systems, Inc. ......................... United States 3,392 942,535
a
Circle Internet Group, Inc. , A ........................... United States 948 90,449
a
Crowdstrike Holdings, Inc. , A ........................... United States 1,402 547,355
Intuit, Inc. ......................................... United States 339 146,577
Microsoft Corp. ..................................... United States 27,264 10,092,315
a
Palantir Technologies, Inc. , A ........................... United States 11,598 1,696,555
a
Palo Alto Networks, Inc. .............................. United States 4,984 799,035
a
Synopsys, Inc. ..................................... United States 1,690 670,051
17,097,854
Specialty Retail 0.3%
a
Carvana Co. , A ..................................... United States 1,616 508,038
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc. ........................................ United States 27,025 6,858,675
a
Sandisk Corp. ...................................... United States 1,703 1,081,984
7,940,659
Total Common Stocks (Cost $ 68,837,923 ) ....................................
157,955,240
Warrants
Warrants 0.0%
Software 0.0%
a,d
Constellation Software, Inc. , 3/31/40 ..................... Canada 341 —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 68,837,923 ) ..............................
157,955,240
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 155 .
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.0%
†
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 3,831 $ 3,831
Total Money Market Funds (Cost $ 3,831 ) .....................................
3,831
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 453,600 453,600
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 453,600 ) ...........................................................
453,600
Total Short Term Investments (Cost $ 457,431 ) ................................
457,431
a
Total Investments (Cost $ 69,295,354 ) 100.3% .................................
$158,412,671
Other Assets, less Liabilities (0.3) % .........................................
(494,105)
Net Assets 100.0% .........................................................
$157,918,566
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2026.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the value of this security was
$108,636, representing 0.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin Global Real Estate VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.3%
Diversified REITs 7.6%
British Land Co. plc (The) ............................. United Kingdom 216,210 $ 1,022,752
CapitaLand Integrated Commercial Trust .................. Singapore 899,628 1,613,264
Essential Properties Realty Trust, Inc. .................... United States 47,601 1,445,166
KDX Realty Investment Corp. .......................... Japan 895 910,877
Shaftesbury Capital plc ............................... United Kingdom 482,917 814,966
Star Asia Investment Corp. ............................ Japan 2,270 792,057
Stockland ......................................... Australia 355,167 1,066,151
7,665,233
Health Care Providers & Services 1.4%
Chartwell Retirement Residences ....................... Canada 99,035 1,432,380
Health Care REITs 14.7%
Aedifica SA ........................................ Belgium 12,063 976,711
American Healthcare REIT, Inc. ......................... United States 13,829 652,176
a
Janus Living, Inc. , 1 ................................. United States 24,727 582,815
Sabra Health Care REIT, Inc. .......................... United States 57,402 1,103,840
Ventas, Inc. ........................................ United States 35,568 2,908,751
Welltower, Inc. ..................................... United States 43,846 8,668,793
14,893,086
Hotel & Resort REITs 2.0%
Japan Hotel REIT Investment Corp. ...................... Japan 1,544 732,795
Ryman Hospitality Properties, Inc. ....................... United States 8,235 759,843
Sunstone Hotel Investors, Inc. .......................... United States 60,096 541,465
2,034,103
Industrial REITs 13.7%
EastGroup Properties, Inc. ............................ United States 7,962 1,473,687
First Industrial Realty Trust, Inc. ........................ United States 22,977 1,329,219
GLP J-Reit ........................................ Japan 1,021 833,115
Goodman Group .................................... Australia 147,149 2,641,840
Mapletree Logistics Trust ............................. Singapore 941,085 846,536
Prologis, Inc. ....................................... United States 39,348 5,201,019
STAG Industrial, Inc. ................................. United States 17,785 641,327
Warehouses De Pauw CVA ............................ Belgium 36,049 939,064
13,905,807
Office REITs 3.3%
Cousins Properties, Inc. .............................. United States 44,912 1,013,664
Daiwa Office Investment Corp. ......................... Japan 406 842,167
Gecina SA ........................................ France 11,772 928,826
SL Green Realty Corp. ............................... United States 13,993 516,901
3,301,558
Real Estate Management & Development 12.2%
City Developments Ltd. ............................... Singapore 106,530 684,292
b
CTP NV , 144A , Reg S ................................ Netherlands 57,321 959,352
a
Fastighets AB Balder , B ............................... Sweden 141,253 827,265
Hang Lung Properties Ltd. ............................. Hong Kong 437,960 490,074
Henderson Land Development Co. Ltd. ................... Hong Kong 200,797 746,002
Mitsui Fudosan Co. Ltd. .............................. Japan 248,285 2,646,827
Sumitomo Realty & Development Co. Ltd. ................. Japan 74,926 2,126,086
Sun Hung Kai Properties Ltd. .......................... Hong Kong 116,575 1,941,071
Swire Properties Ltd. ................................. Hong Kong 274,847 805,098
TAG Immobilien AG .................................. Germany 73,397 1,152,239
12,378,306

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 155 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 10.7%
American Homes 4 Rent , A ............................ United States 72,302 $ 2,018,672
AvalonBay Communities, Inc. .......................... United States 17,799 2,907,466
Boardwalk Real Estate Investment Trust .................. Canada 21,719 982,827
Camden Property Trust ............................... United States 23,901 2,334,172
Equity LifeStyle Properties, Inc. ......................... United States 25,721 1,605,505
Irish Residential Properties REIT plc ..................... Ireland 488,410 571,303
UNITE Group plc (The) ............................... United Kingdom 79,702 482,900
10,902,845
Retail REITs 17.3%
Brixmor Property Group, Inc. ........................... United States 56,072 1,614,874
Carmila SA ........................................ France 33,928 659,299
First Capital Real Estate Investment Trust ................. Canada 65,256 967,277
InvenTrust Properties Corp. ............................ United States 19,515 594,427
Macerich Co. (The) .................................. United States 42,931 811,396
NETSTREIT Corp. .................................. United States 91,964 1,731,682
Realty Income Corp. ................................. United States 74,934 4,584,462
Regency Centers Corp. ............................... United States 22,232 1,682,073
Simon Property Group, Inc. ............................ United States 12,061 2,249,738
Unibail-Rodamco-Westfield ............................ France 12,958 1,429,599
Vicinity Ltd. ........................................ Australia 721,785 1,177,513
17,502,340
Specialized REITs 16.4%
CubeSmart ........................................ United States 26,148 958,324
Digital Core REIT Management Pte. Ltd. .................. Singapore 1,090,911 532,281
Digital Realty Trust, Inc. .............................. United States 21,987 3,962,277
Equinix, Inc. ....................................... United States 6,511 6,382,343
Extra Space Storage, Inc. ............................. United States 13,475 1,766,977
Iron Mountain, Inc. .................................. United States 20,035 2,046,375
a
Shurgard Self Storage Ltd. ............................ Belgium 18,792 543,656
Smartstop Self Storage REIT, Inc. ....................... United States 14,261 431,823
16,624,056
Total Common Stocks (Cost $ 72,131,456 ) ....................................
100,639,714
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 372,423 372,423
Total Money Market Funds (Cost $ 372,423 ) ...................................
372,423
Total Short Term Investments (Cost $ 372,423 ) ................................
372,423
a
Total Investments (Cost $ 72,503,879 ) 99.7% ..................................
$101,012,137
Other Assets, less Liabilities 0.3% ...........................................
385,113
Net Assets 100.0% .........................................................
$101,397,250
a a a
a
Non-income producing.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the value of this security was
$959,352, representing 0.9% of net assets.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin Growth and Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 81.1%
Aerospace & Defense 1.6%
RTX Corp. ........................................ United States 4,830 $ 931,707
Banks 7.1%
Bank of America Corp. ............................... United States 34,330 1,673,588
JPMorgan Chase & Co. ............................... United States 8,128 2,390,932
4,064,520
Beverages 1.3%
Coca-Cola Co. (The) ................................. United States 9,560 727,038
Broadline Retail 2.0%
a
Amazon.com, Inc. ................................... United States 5,518 1,149,234
Building Products 1.0%
Carrier Global Corp. ................................. United States 9,979 561,917
Capital Markets 7.5%
BlackRock, Inc. ..................................... United States 631 606,839
Blackstone, Inc. .................................... United States 3,574 410,974
Charles Schwab Corp. (The) ........................... United States 9,482 891,119
Intercontinental Exchange, Inc. ......................... United States 3,590 564,635
Morgan Stanley ..................................... United States 11,061 1,820,309
4,293,876
Chemicals 2.4%
Corteva, Inc. ....................................... United States 6,622 554,328
Linde plc .......................................... United States 1,671 828,415
1,382,743
Communications Equipment 2.1%
Cisco Systems, Inc. ................................. United States 15,423 1,196,671
Consumer Finance 1.4%
American Express Co. ............................... United States 2,621 792,800
Consumer Staples Distribution & Retail 2.7%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 3,623 356,576
Casey's General Stores, Inc. ........................... United States 604 439,627
Walmart, Inc. ...................................... United States 6,207 771,406
1,567,609
Electric Utilities 4.5%
Duke Energy Corp. .................................. United States 7,396 968,432
Evergy, Inc. ........................................ United States 8,059 660,193
NextEra Energy, Inc. ................................. United States 4,922 457,155
PPL Corp. ......................................... United States 12,512 477,959
2,563,739
Electrical Equipment 2.8%
Eaton Corp. plc ..................................... United States 2,366 846,247
Hubbell, Inc. , B ..................................... United States 1,521 746,416
1,592,663
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity plc .................................. Switzerland 2,559 534,882
Energy Equipment & Services 0.5%
SLB Ltd. .......................................... United States 5,398 277,403
Health Care Equipment & Supplies 2.3%
a
Boston Scientific Corp. ............................... United States 2,720 170,680
GE HealthCare Technologies, Inc. ....................... United States 4,789 340,881

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Medtronic plc ...................................... United States 9,531 $ 825,861
1,337,422
Health Care Providers & Services 2.2%
HCA Healthcare, Inc. ................................. United States 1,368 647,392
UnitedHealth Group, Inc. .............................. United States 2,346 634,804
1,282,196
Health Care REITs 1.5%
Ventas, Inc. ........................................ United States 10,394 850,021
Hotels, Restaurants & Leisure 0.7%
McDonald's Corp. ................................... United States 1,240 385,380
Household Durables 0.4%
Lennar Corp. , A ..................................... United States 2,727 236,813
Household Products 2.1%
Procter & Gamble Co. (The) ........................... United States 8,291 1,197,552
Industrial REITs 1.2%
Prologis, Inc. ....................................... United States 5,274 697,117
Interactive Media & Services 2.7%
Alphabet, Inc. , A .................................... United States 5,321 1,530,107
Life Sciences Tools & Services 1.7%
Danaher Corp. ..................................... United States 1,506 285,538
Thermo Fisher Scientific, Inc. .......................... United States 1,452 713,701
999,239
Machinery 3.2%
Caterpillar, Inc. ..................................... United States 626 443,496
Ingersoll Rand, Inc. .................................. United States 7,704 617,244
Parker-Hannifin Corp. ................................ United States 895 801,240
1,861,980
Multi-Utilities 1.1%
CenterPoint Energy, Inc. .............................. United States 14,856 641,185
Oil, Gas & Consumable Fuels 6.0%
Canadian Natural Resources Ltd. ....................... Canada 9,700 472,681
Chevron Corp. ..................................... United States 7,824 1,618,786
Shell plc , ADR ...................................... United States 7,945 738,885
Suncor Energy, Inc. .................................. Canada 8,867 586,197
3,416,549
Pharmaceuticals 4.5%
AstraZeneca plc .................................... United Kingdom 4,020 792,824
Johnson & Johnson ................................. United States 7,225 1,766,079
2,558,903
Real Estate Management & Development 0.7%
a
CBRE Group, Inc. , A ................................. United States 3,142 425,615
Residential REITs 0.6%
Mid-America Apartment Communities, Inc. ................ United States 2,821 344,500
Semiconductors & Semiconductor Equipment 3.2%
Broadcom, Inc. ..................................... United States 2,330 721,158
KLA Corp. ......................................... United States 310 456,447

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ............................... United States 3,333 $ 647,069
1,824,674
Software 1.6%
Microsoft Corp. ..................................... United States 1,822 674,450
Oracle Corp. ....................................... United States 1,627 239,348
913,798
Specialty Retail 2.7%
Lowe's Cos., Inc. .................................... United States 3,435 811,622
Tractor Supply Co. .................................. United States 16,290 737,937
1,549,559
Technology Hardware, Storage & Peripherals 0.8%
Dell Technologies, Inc. , C ............................. United States 2,666 437,571
Tobacco 1.9%
Philip Morris International, Inc. ......................... United States 6,528 1,079,340
Trading Companies & Distributors 0.8%
United Rentals, Inc. .................................. United States 651 474,293
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc. ................................... United States 3,958 831,299
Total Common Stocks (Cost $ 30,334,031 ) ....................................
46,511,915
Equity-Linked Securities 9.4%
Broadline Retail 0.5%
b
Mizuho Markets Cayman LP into Amazon.com, Inc. , 144A, 5% ,
8/21/26 ......................................... United States 1,260 264,605
Building Products 0.4%
b
Barclays Bank plc into Carrier Global Corp. , 144A, 6.5% , 6/25/26 United States 3,710 208,080
Capital Markets 0.6%
b
Wells Fargo Bank NA into Charles Schwab Corp. (The) , 144A,
6.5% , 1/08/27 .................................... United States 3,500 333,067
Consumer Finance 0.4%
b
UBS AG into American Express Co. , 144A, 7% , 9/18/26 ...... United States 760 230,319
Consumer Staples Distribution & Retail 0.4%
b
Toronto-Dominion Bank (The) into BJ's Wholesale Club Holdings,
Inc. , 144A, 6% , 12/29/26 ............................ United States 2,500 238,221
Electrical Equipment 1.1%
b
Merrill Lynch BV into Eaton Corp. plc , 144A, 7% , 5/08/26 ...... United States 740 253,322
b
National Bank of Canada into Hubbell, Inc. , 144A, 7% , 7/31/26 . United States 770 355,331
608,653
Energy Equipment & Services 0.5%
b
Royal Bank of Canada into Schlumberger NV , 144A, 8.5% ,
10/30/26 ........................................ United States 7,000 281,723
Health Care Providers & Services 0.5%
b
Citigroup Global Markets Holdings, Inc. into HCA Healthcare, Inc. ,
144A, 6.5% , 4/16/26 ............................... United States 750 313,368
Household Durables 0.4%
b
Royal Bank of Canada into Lennar Corp. , 144A, 7% , 9/30/26 ... United States 2,450 220,868

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Industrial REITs 0.5%
b
Barclays Bank plc into Prologis, Inc. , 144A, 6.5% , 1/28/27 ..... United States 2,100 $ 272,680
Interactive Media & Services 0.6%
b
Wells Fargo Bank NA into Alphabet, Inc. , 144A, 6% , 4/30/26 ... United States 1,890 359,420
Life Sciences Tools & Services 0.5%
b
Citigroup Global Markets Holdings, Inc. into Thermo Fisher
Scientific, Inc. , 144A, 6% , 11/06/26 ..................... United States 600 303,533
Machinery 1.1%
b
Barclays Bank plc into Parker-Hannifin Corp. , 144A, 7% , 11/30/26 United States 420 358,941
b
Wells Fargo Bank NA into Ingersoll Rand, Inc. , 144A, 5% , 8/14/26 United States 3,270 253,899
612,840
Oil, Gas & Consumable Fuels 0.4%
b
Royal Bank of Canada into Canadian Natural Resources Ltd. ,
144A, 9.5% , 3/10/27 ............................... Canada 5,600 253,306
Real Estate Management & Development 0.4%
b
Citigroup Global Markets Holdings, Inc. into CBRE Group, Inc. ,
144A, 7% , 2/26/27 ................................. United States 1,700 235,629
Software 0.4%
b
Citigroup Global Markets Holdings, Inc. into Microsoft Corp. ,
144A, 6% , 7/16/26 ................................. United States 680 254,553
Technology Hardware, Storage & Peripherals 0.3%
b
Wells Fargo Bank NA into Dell Technologies, Inc. , 144A, 9% ,
12/18/26 ........................................ United States 1,250 191,674
Trading Companies & Distributors 0.4%
b
Toronto-Dominion Bank (The) into United Rentals, Inc. , 144A,
7.5% , 6/12/26 .................................... United States 320 236,914
Total Equity-Linked Securities (Cost $ 5,455,222 ) ..............................
5,419,453
Convertible Preferred Stocks 7.6%
Aerospace & Defense 1.8%
Boeing Co. (The) , 6% ................................ United States 16,005 1,038,404
Capital Markets 1.2%
Ares Management Corp. , B , 6.75% ...................... United States 19,639 710,539
Electric Utilities 2.2%
NextEra Energy, Inc. , 7.375% .......................... United States 6,236 313,234
PPL Corp. , 7% ..................................... United States 5,971 306,253
Southern Co. (The) , A , 7.125% ......................... United States 12,061 619,935
1,239,422
Financial Services 1.6%
Apollo Global Management, Inc. , 6.75% .................. United States 15,265 892,392
Software 0.8%
Oracle Corp. , D , 6.5% ................................ United States 10,349 465,809
Total Convertible Preferred Stocks (Cost $ 4,465,135 ) ..........................
4,346,566
Total Long Term Investments (Cost $ 40,254,388 ) ..............................
56,277,934
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 155 .
Short Term Investments 2.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.0%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 1,157,918 $ 1,157,918
Total Money Market Funds (Cost $ 1,157,918 ) .................................
1,157,918
Total Short Term Investments (Cost $ 1,157,918 ) ...............................
1,157,918
a
Total Investments (Cost $ 41,412,306 ) 100.1% .................................
$57,435,852
Other Assets, less Liabilities (0.1) % .........................................
(61,670)
Net Assets 100.0% .........................................................
$57,374,182
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $5,419,453, representing 9.4% of net assets.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 34.4%
Aerospace & Defense 1.1%
Lockheed Martin Corp. ............................... United States 30,000 $ 18,131,700
RTX Corp. ........................................ United States 90,000 17,361,000
35,492,700
Air Freight & Logistics 0.4%
United Parcel Service, Inc. , B .......................... United States 139,000 13,674,820
Banks 1.5%
Bank of America Corp. ............................... United States 200,000 9,750,000
Citigroup, Inc. ...................................... United States 50,000 5,670,500
Fifth Third Bancorp .................................. United States 200,000 9,292,000
JPMorgan Chase & Co. ............................... United States 80,000 23,532,800
48,245,300
Beverages 2.2%
Coca-Cola Co. (The) ................................. United States 250,000 19,012,500
PepsiCo, Inc. ...................................... United States 350,000 54,351,500
73,364,000
Biotechnology 1.0%
AbbVie, Inc. ....................................... United States 100,000 21,749,000
Amgen, Inc. ....................................... United States 35,000 12,314,750
34,063,750
Broadline Retail 0.3%
a
Amazon.com, Inc. ................................... United States 49,827 10,377,469
Capital Markets 0.4%
BlackRock, Inc. ..................................... United States 15,000 14,425,650
Chemicals 1.3%
Air Products and Chemicals, Inc. ........................ United States 115,000 33,406,350
LyondellBasell Industries NV , A ......................... United States 110,000 8,861,600
42,267,950
Communications Equipment 1.2%
Cisco Systems, Inc. ................................. United States 500,000 38,795,000
Consumer Finance 0.4%
Capital One Financial Corp. ........................... United States 65,000 11,857,950
Consumer Staples Distribution & Retail 0.3%
Target Corp. ....................................... United States 75,000 9,090,000
Containers & Packaging 0.1%
International Paper Co. ............................... United States 125,000 4,462,500
Diversified Telecommunication Services 0.7%
Comcast Corp. , A ................................... United States 400,000 11,484,000
Verizon Communications, Inc. .......................... United States 250,000 12,550,000
24,034,000
Electric Utilities 2.6%
Duke Energy Corp. .................................. United States 200,000 26,188,000
NextEra Energy, Inc. ................................. United States 50,000 4,644,000
Southern Co. (The) .................................. United States 450,000 43,434,000
Xcel Energy, Inc. .................................... United States 130,000 10,327,200
84,593,200
Energy Equipment & Services 0.7%
SLB Ltd. .......................................... United States 481,415 24,739,917

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 0.6%
Nestle SA , ADR .................................... United States 190,000 $ 18,829,000
Ground Transportation 1.0%
Union Pacific Corp. .................................. United States 129,993 31,538,902
Health Care Equipment & Supplies 1.3%
Abbott Laboratories .................................. United States 300,000 30,801,000
Medtronic plc ...................................... United States 120,000 10,398,000
41,199,000
Health Care Providers & Services 0.1%
UnitedHealth Group, Inc. .............................. United States 14,994 4,057,226
Hotels, Restaurants & Leisure 0.4%
McDonald's Corp. ................................... United States 30,000 9,323,700
Starbucks Corp. .................................... United States 50,000 4,479,500
13,803,200
Household Products 1.9%
Procter & Gamble Co. (The) ........................... United States 425,000 61,387,000
Industrial Conglomerates 0.6%
Honeywell International, Inc. ........................... United States 85,000 19,212,550
IT Services 0.5%
International Business Machines Corp. ................... United States 65,000 15,755,350
Metals & Mining 0.2%
Freeport-McMoRan, Inc. .............................. United States 100,000 5,878,000
Multi-Utilities 1.0%
Dominion Energy, Inc. ................................ United States 250,000 15,455,000
Sempra, Inc. ....................................... United States 180,000 17,490,600
32,945,600
Oil, Gas & Consumable Fuels 6.5%
Chevron Corp. ..................................... United States 350,000 72,415,000
ConocoPhillips ..................................... United States 150,000 19,800,000
Exxon Mobil Corp. ................................... United States 450,000 76,347,000
Shell plc , ADR ...................................... United States 220,000 20,460,000
TotalEnergies SE ................................... France 250,000 22,745,000
211,767,000
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co. .............................. United States 179,919 10,912,088
Johnson & Johnson ................................. United States 150,000 36,666,000
a
Keenova Therapeutics plc ............................. United States 48,391 4,258,408
Merck & Co., Inc. ................................... United States 200,000 24,058,000
Pfizer, Inc. ......................................... United States 1,059,816 29,759,633
105,654,129
Semiconductors & Semiconductor Equipment 0.7%
Texas Instruments, Inc. ............................... United States 120,000 23,296,800
Software 0.4%
Microsoft Corp. ..................................... United States 32,655 12,087,901
Specialty Retail 1.0%
Home Depot, Inc. (The) ............................... United States 100,000 32,889,000
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Inc. , B ....................................... United States 100,000 5,282,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 0.6%
Philip Morris International, Inc. ......................... United States 130,000 $ 21,494,200
Total Common Stocks (Cost $ 837,972,917 ) ...................................
1,126,561,064
Equity-Linked Securities 15.1%
Banks 0.5%
b
Morgan Stanley Finance LLC into JPMorgan Chase & Co. , 144A,
8% , 3/30/27 ...................................... United States 37,000 10,654,701
b
UBS AG into Bank of America Corp. , 144A, 8% , 3/03/27 ...... United States 125,000 6,233,727
16,888,428
Biotechnology 0.6%
b
Mizuho Markets Cayman LP into Amgen, Inc. , 144A, 10% ,
6/15/26 ......................................... United States 60,000 18,466,334
Broadline Retail 0.7%
b
J.P. Morgan Structured Products BV into Amazon.com, Inc. , 144A,
9% , 1/11/27 ...................................... United States 36,000 7,652,737
b
Wells Fargo Bank NA into Amazon.com, Inc. , 144A, 9% , 2/26/27 United States 75,000 15,183,704
22,836,441
Capital Markets 0.4%
b
Merrill Lynch BV into Charles Schwab Corp. (The) , 144A, 8% ,
3/03/27 ......................................... United States 135,000 12,692,144
Chemicals 0.8%
b
BofA Finance LLC into Albemarle Corp. , 144A, 12.5% , 8/28/26 . United States 255,000 26,565,722
Consumer Staples Distribution & Retail 0.4%
b
BNP Paribas Issuance BV into Target Corp. , 144A, 11% , 10/07/26 United States 40,000 4,146,739
b
Toronto-Dominion Bank (The) into Target Corp. , 144A, 12% ,
6/30/26 ......................................... United States 80,000 8,866,144
13,012,883
Diversified Telecommunication Services 0.2%
b
Merrill Lynch BV into Comcast Corp. , 144A, 8.5% , 6/22/26 ..... United States 255,000 7,384,701
Electric Utilities 1.1%
b
BNP Paribas Issuance BV into NextEra Energy, Inc. , 144A, 8% ,
2/10/27 ......................................... United States 300,000 26,687,971
b
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 9.5% ,
10/22/26 ........................................ United States 100,000 8,787,918
35,475,889
Energy Equipment & Services 0.5%
b
Citigroup Global Markets Holdings, Inc. into Halliburton Co. ,
144A, 10% , 1/26/27 ................................ United States 222,000 7,468,191
b
Merrill Lynch BV into Halliburton Co. , 144A, 8.5% , 9/21/26 ..... United States 325,000 8,928,992
16,397,183
Health Care Providers & Services 0.7%
b
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 9% , 9/25/26 United States 25,000 6,936,065
b
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 25,000 6,883,923
b
Wells Fargo Bank NA into CVS Health Corp. , 144A, 10% , 4/09/26 United States 150,000 10,786,704
24,606,692
Hotels, Restaurants & Leisure 0.5%
b
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/27/27 ......................................... United States 200,000 17,970,140

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Interactive Media & Services 0.5%
b
Mizuho Markets Cayman LP into Meta Platforms, Inc. , 144A,
10% , 12/07/26 .................................... United States 26,000 $ 14,985,955
IT Services 0.9%
b
Citigroup Global Markets Holdings, Inc. into International
Business Machines Corp. , 144A, 8.5% , 8/21/26 ........... United States 35,000 8,325,251
b
J.P. Morgan Structured Products BV into Accenture plc , 144A,
10% , 4/05/27 ..................................... United States 22,000 4,332,626
b
Morgan Stanley Finance LLC into International Business
Machines Corp. , 144A, 8% , 4/08/27 .................... United States 40,000 9,882,020
b
UBS AG into Accenture plc , 144A, 8% , 7/13/26 ............. United States 31,000 6,285,307
28,825,204
Metals & Mining 1.0%
b
Barclays Bank plc into Freeport-McMoRan, Inc. , 144A, 10% ,
1/27/27 ......................................... United States 250,000 13,424,722
b
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/28/26 ..................................... United States 400,000 18,494,840
31,919,562
Oil, Gas & Consumable Fuels 0.6%
b
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 159,000 20,069,190
Semiconductors & Semiconductor Equipment 3.3%
b
Bank of America NA into Microchip Technology, Inc. , 144A, 11% ,
9/03/26 ......................................... United States 200,000 12,634,846
b
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
10/05/26 ........................................ United States 200,000 12,573,061
b
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 90,000 13,395,748
b
BNP Paribas SA into Texas Instruments, Inc. , 144A, 9% , 7/01/26 United States 113,500 22,032,568
b
Mizuho Markets Cayman LP into Analog Devices, Inc. , 144A,
8.5% , 5/18/26 .................................... United States 80,000 18,617,418
b
Toronto-Dominion Bank (The) into QUALCOMM, Inc. , 144A, 10% ,
11/25/26 ........................................ United States 85,000 11,656,025
b
UBS AG into Marvell Technology, Inc. , 144A, 12% , 5/14/26 .... United States 110,000 8,736,708
b
UBS AG into Texas Instruments, Inc. , 144A, 10% , 2/24/27 ..... United States 50,000 10,073,914
109,720,288
Software 1.4%
b
Citigroup Global Markets Holdings, Inc. into Workday, Inc. , 144A,
10% , 2/24/27 ..................................... United States 55,000 7,293,705
b
Mizuho Markets Cayman LP into Microsoft Corp. , 144A, 7.25% ,
1/11/27 ......................................... United States 47,000 18,380,651
b
Royal Bank of Canada into Microsoft Corp. , 144A, 8% , 4/05/27 . United States 18,925 7,142,946
b
UBS AG into Oracle Corp. , 144A, 12% , 1/11/27 ............. United States 33,000 5,176,012
b
Wells Fargo Bank NA into Salesforce, Inc. , 144A, 9% , 6/15/26 .. United States 35,000 6,671,887
44,665,201
Specialty Retail 0.5%
b
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/20/26 ................................ United States 52,700 17,852,345
Technology Hardware, Storage & Peripherals 0.5%
b
Mizuho Markets Cayman LP into Dell Technologies, Inc. , 144A,
12% , 11/09/26 .................................... United States 100,000 15,627,937
Total Equity-Linked Securities (Cost $ 496,729,290 ) ............................
495,962,239

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 2.7%
Aerospace & Defense 0.5%
Boeing Co. (The) , 6% ................................ United States 240,000 $ 15,571,200
Capital Markets 0.2%
Ares Management Corp. , B , 6.75% ...................... United States 200,000 7,236,000
KKR & Co., Inc. , D , 6.25% ............................. United States 25,000 1,005,500
8,241,500
Chemicals 0.3%
Albemarle Corp. , 7.25% .............................. United States 135,000 9,699,750
Electric Utilities 0.4%
NextEra Energy, Inc. , 7.234% .......................... United States 50,000 2,627,000
PPL Corp. , 7% ..................................... United States 70,000 3,590,300
Southern Co. (The) , A , 7.125% ......................... United States 135,000 6,939,000
13,156,300
Financial Services 0.6%
FNMA , 5.375% ..................................... United States 475 19,000,000
Software 0.5%
Oracle Corp. , D , 6.5% ................................ United States 350,000 15,753,500
Trading Companies & Distributors 0.2%
a,c,d
QXO, Inc. , C ....................................... United States 725 7,250,000
Total Convertible Preferred Stocks (Cost $ 103,413,161 ) ........................
88,672,250
Principal
Amount
*
Corporate Bonds 33.8%
Aerospace & Defense 1.4%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 .............
United States 15,000,000 15,256,494
b
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ......... Canada 4,250,000 4,458,960
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 ............. United States 5,000,000 5,066,950
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 15,000,000 15,316,800
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 5,750,000 5,829,666
45,928,870
Automobile Components 0.3%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 11,945,000 10,675,580
Automobiles 0.9%
Ford Motor Co. ,
Senior Bond , 3.25% , 2/12/32 ......................... United States 3,000,000 2,606,749
Senior Bond , 6.1% , 8/19/32 .......................... United States 7,000,000 7,061,681
General Motors Co. ,
Senior Bond , 5.6% , 10/15/32 ......................... United States 5,000,000 5,121,275
Senior Bond , 5.15% , 4/01/38 ......................... United States 13,500,000 12,671,506
b
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior
Secured Note , 144A, 10% , 1/15/31 ..................... United States 3,000,000 2,917,426
30,378,637
Banks 3.1%
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 15,000,000 15,426,760
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .. United Kingdom 10,000,000 11,186,096
Citigroup, Inc. , Senior Bond , 6.27% to 11/16/32, FRN thereafter ,
11/17/33 ........................................ United States 24,500,000 26,197,412

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co. ,
e
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 5,000,000 $ 5,190,625
e
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 3,000,000 3,080,145
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 3,000,000 3,226,616
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 8,000,000 8,465,221
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................. United States 4,000,000 3,924,607
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 ........................................ United States 10,000,000 10,521,337
Wells Fargo & Co. ,
e
GG , Junior Sub. Bond , 6.125% to 6/14/31, FRN thereafter ,
Perpetual ....................................... United States 3,000,000 3,012,086
Senior Bond , 5.557% to 7/24/33, FRN thereafter , 7/25/34 ... United States 10,000,000 10,251,838
100,482,743
Biotechnology 0.2%
b
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 2,000,000 2,095,292
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 4,000,000 4,103,828
6,199,120
Building Products 0.5%
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 11,000,000 11,201,399
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 6,500,000 6,595,895
17,797,294
Capital Markets 1.3%
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 6.561% to 10/23/33, FRN thereafter , 10/24/34 . United States 17,000,000 18,489,369
Sub. Bond , 5.387% to 2/01/36, FRN thereafter , 2/02/41 ..... United States 2,500,000 2,416,292
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 8,650,000 9,259,024
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 5,700,000 5,719,835
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .. United States 6,000,000 6,531,131
42,415,651
Chemicals 1.6%
b
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 4,000,000 3,854,680
Celanese US Holdings LLC , Senior Note , 7.165% , 7/15/27 ....
United States 12,000,000 12,255,588
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 7,300,000 7,519,723
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 5,500,000 5,477,120
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 4,388,000 4,340,536
b
Tronox, Inc. ,
Senior Note , 144A, 4.625% , 3/15/29 ................... United States 10,000,000 8,018,401
Senior Secured Note , 144A, 9.125% , 9/30/30 ............ United States 11,000,000 10,996,802
52,462,850
Commercial Services & Supplies 0.3%
c ,d
BX Frontier Member II LLC , 6.1% , 12/31/60 ................ United States 4,231,308 4,231,308

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 4,500,000 $ 4,558,563
8,789,871
Consumer Finance 1.3%
Capital One Financial Corp. ,
Senior Note , 3.273% to 2/28/29, FRN thereafter , 3/01/30 .... United States 7,000,000 6,741,897
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 .... United States 6,070,000 6,154,388
Ford Motor Credit Co. LLC ,
Senior Note , 4.95% , 5/28/27 ......................... United States 15,000,000 14,999,658
Senior Note , 7.35% , 3/06/30 ......................... United States 1,500,000 1,583,047
Senior Note , 6.532% , 3/19/32 ........................ United States 7,654,000 7,858,471
General Motors Financial Co., Inc. , Senior Bond , 6.4% , 1/09/33 .
United States 5,000,000 5,300,741
42,638,202
Containers & Packaging 1.3%
b
Ardagh Group SA ,
f
Secured Note , 144A, PIK, 12% , 12/01/30 ............... United States 11,000,000 9,007,045
Senior Secured Note , 144A, 9.5% , 12/01/30 ............. United States 8,402,000 8,816,336
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 6,000,000 5,684,001
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 12,032,000 11,189,493
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 7,000,000 7,005,005
41,701,880
Diversified Telecommunication Services 1.1%
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 2,500,000 2,373,760
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 17,500,000 17,564,908
Senior Note , 144A, 7% , 2/01/33 ...................... United States 8,000,000 8,029,994
b
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% ,
4/03/31 ......................................... United States 6,750,000 6,715,158
34,683,820
Electric Utilities 1.8%
b
NRG Energy, Inc. ,
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 7,500,000 7,436,266
Senior Note , 144A, 5.75% , 7/15/29 .................... United States 20,000,000 19,979,800
Southern Co. (The) ,
Junior Sub. Bond , 6% to 3/31/33, FRN thereafter , 4/01/58 ... United States 1,500,000 1,508,035
2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................... United States 1,000,000 1,028,935
Senior Bond , 5.7% , 10/15/32 ......................... United States 10,000,000 10,470,463
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 10,505,000 10,261,579
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 4,700,000 4,925,420
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 2,800,000 2,899,505
58,510,003
Electrical Equipment 0.2%
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 5,000,000 5,287,274
Energy Equipment & Services 0.3%
b
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 5,316,000 5,421,113

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
b
Weatherford International Ltd., (continued)
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 3,500,000 $ 3,578,467
8,999,580
Food Products 0.4%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 5.75% , 4/01/33 ............... United States 8,000,000 8,262,922
Pilgrim's Pride Corp. , Senior Bond , 6.25% , 7/01/33 ..........
United States 4,000,000 4,193,720
12,456,642
Ground Transportation 0.1%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 .... United Kingdom 4,500,000 4,412,197
Health Care Equipment & Supplies 0.5%
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 4,000,000 4,221,136
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 4,000,000 3,967,193
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 10,000,000 9,679,218
17,867,547
Health Care Providers & Services 5.5%
Centene Corp. , Senior Note , 4.625% , 12/15/29 .............
United States 10,000,000 9,499,374
b
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 20,000,000 21,331,300
Secured Note , 144A, 6.875% , 4/15/29 .................. United States 23,820,000 22,930,747
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 19,930,000 17,350,552
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 24,798,000 26,635,805
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 12,000,000 12,469,417
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ............
United States 5,000,000 5,059,337
b
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 8,500,000 8,177,852
HCA, Inc. , Senior Bond , 5.5% , 6/01/33 ...................
United States 10,000,000 10,203,591
Tenet Healthcare Corp. ,
Senior Note , 6.125% , 10/01/28 ....................... United States 13,580,000 13,619,374
b
Senior Note , 144A, 6% , 11/15/33 ...................... United States 10,000,000 10,126,360
Senior Secured Note , 6.125% , 6/15/30 ................. United States 12,500,000 12,596,900
Senior Secured Note , 6.75% , 5/15/31 .................. United States 10,000,000 10,227,280
180,227,889
Hotels, Restaurants & Leisure 1.8%
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 6% , 10/15/32 ..................... United States 12,500,000 11,515,360
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 6,250,000 6,330,219
b
Carnival Corp. , Senior Note , 144A, 5.75% , 8/01/32 .......... United States 11,750,000 11,760,866
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 .................... United States 4,100,000 3,832,751
Senior Secured Note , 144A, 4.625% , 1/15/29 ............ United States 3,500,000 3,347,093
b
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 2,000,000 1,986,286
b
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior
Bond , 144A, 5.25% , 5/15/27 .......................... United States 6,000,000 5,981,655
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 6.25% , 3/15/33 .......................... United States 15,000,000 14,859,216
59,613,446
Household Durables 0.1%
b
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 2,500,000 2,581,875

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 0.2%
b ,e
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ............................... United States 7,800,000 $ 7,815,459
Insurance 0.2%
b
Asurion LLC / Asurion Co-Issuer, Inc. ,
Senior Secured Note , 144A, 8% , 12/31/32 ............... United States 4,500,000 4,672,296
Senior Secured Note , 144A, 8.375% , 2/01/34 ............ United States 2,500,000 2,428,931
7,101,227
IT Services 0.1%
b
CoreWeave, Inc. , Senior Note , 144A, 9% , 2/01/31 ........... United States 2,500,000 2,381,922
Media 0.3%
b
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% ,
4/15/28 ......................................... United States 2,800,000 2,815,204
b
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..... United States 5,000,000 4,764,537
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 3,000,000 3,094,081
10,673,822
Metals & Mining 1.5%
b
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 United States 8,500,000 8,269,859
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............
Luxembourg 12,000,000 13,252,571
b
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 5,000,000 4,844,012
Senior Note , 144A, 7.375% , 5/01/33 ................... United States 4,000,000 3,916,360
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 5,000,000 4,889,588
b
Fortescue Treasury Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................... Australia 6,000,000 5,674,467
Senior Bond , 144A, 6.125% , 4/15/32 ................... Australia 3,442,000 3,520,228
Senior Note , 144A, 5.875% , 4/15/30 ................... Australia 5,000,000 5,064,493
49,431,578
Oil, Gas & Consumable Fuels 2.8%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 .................... United States 7,000,000 7,440,727
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 5,500,000 5,603,125
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
7.25% , 2/15/35 ................................... United States 4,000,000 3,990,898
b
Matador Resources Co. , Senior Note , 144A, 6.25% , 4/15/33 ... United States 3,500,000 3,505,512
Occidental Petroleum Corp. ,
Senior Bond , 6.625% , 9/01/30 ........................ United States 6,000,000 6,454,958
Senior Bond , 5.55% , 10/01/34 ........................ United States 3,000,000 3,052,893
b
Venture Global LNG, Inc. ,
e
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 12,250,000 12,211,182
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 9,000,000 9,208,944
Senior Secured Note , 144A, 7% , 1/15/30 ................ United States 5,161,000 5,272,261
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 10,000,000 10,404,953
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 4,000,000 4,297,912
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 8,500,000 9,531,925
Senior Secured Note , 144A, 6.125% , 12/15/30 ........... United States 2,000,000 2,057,952
Senior Secured Note , 144A, 6.5% , 6/15/34 .............. United States 1,800,000 1,874,848
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......
United States 5,000,000 5,165,507
90,073,597

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.8%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 1,250,000 $ 1,251,725
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 4,460,000 4,438,460
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 4,583,333 4,578,356
b
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875% , 9/20/31 .............................. United States 7,000,000 6,624,928
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 8,750,000 8,590,565
25,484,034
Personal Care Products 0.1%
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 2,750,000 2,754,315
Pharmaceuticals 0.7%
b
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 4,000,000 4,191,396
b
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond , 144A, 5.125% , 4/30/31 ................... United States 4,000,000 3,263,940
Senior Note , 144A, 7.875% , 5/15/34 ................... United States 3,000,000 2,473,658
Senior Secured Note , 144A, 4.125% , 4/30/28 ............ United States 3,000,000 2,912,800
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ................................... Israel 10,000,000 10,254,250
23,096,044
Semiconductors & Semiconductor Equipment 0.5%
b
Broadcom, Inc. , Senior Bond , 144A, 4.15% , 4/15/32 ......... United States 10,000,000 9,679,910
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......
United States 4,000,000 4,279,649
b
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 1,650,000 1,670,438
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 2,000,000 2,004,882
17,634,879
Software 1.1%
b
Cloud Software Group, Inc. ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 5,000,000 4,828,143
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 5,000,000 4,882,777
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 5,000,000 4,136,431
Oracle Corp. ,
Senior Bond , 6.25% , 11/09/32 ........................ United States 6,750,000 6,929,626
Senior Bond , 5.2% , 9/26/35 .......................... United States 2,500,000 2,346,248
Senior Bond , 5.7% , 2/04/36 .......................... United States 5,000,000 4,809,609
Salesforce, Inc. , Senior Bond , 5.55% , 3/15/36 ..............
United States 8,500,000 8,476,766
36,409,600
Specialized REITs 0.3%
American Tower Corp. , Senior Bond , 5.65% , 3/15/33 .........
United States 5,000,000 5,169,460
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 4,000,000 4,001,456
9,170,916
Textiles, Apparel & Luxury Goods 0.3%
b ,f
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 10,540,486 10,994,231
Tobacco 0.2%
BAT Capital Corp. , Senior Bond , 6.421% , 8/02/33 ...........
United Kingdom 6,000,000 6,509,732
Trading Companies & Distributors 0.7%
b
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......... United States 2,500,000 2,565,210

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
United Rentals North America, Inc. ,
Senior Bond , 4.875% , 1/15/28 ........................ United States 12,800,000 $ 12,752,938
b
Senior Secured Note , 144A, 6% , 12/15/29 ............... United States 8,000,000 8,138,848
23,456,996
Total Corporate Bonds (Cost $ 1,074,733,017 ) .................................
1,107,099,323
Senior Floating Rate Interests 0.7%
Containers & Packaging 0.1%
g
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 6.918% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 3,958,773 3,707,886
g
Health Care Equipment & Supplies 0.4%
h
Hologic, Inc., First Lien, CME Term Loan , 5% , ( 3-month SOFR +
5% ), 1/14/33 ..................................... United States 9,000,000 8,898,237
h
Hologic, Inc., First Lien, CME Term Loan, B , 5.755% , ( 12-month
SOFR + 2.25% ), 1/14/33 ............................ United States 4,000,000 3,957,260
12,855,497
a a a a a a
Health Care Providers & Services 0.0%
†
g
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 7.417% , ( 3-month SOFR + 3.75% ), 12/31/30 United States 1,576,573 1,576,179
Personal Care Products 0.2%
g
OPAL US LLC, First Lien, CME Term Loan, B4 , 6.7% , ( 3-month
SOFR + 3% ), 4/28/32 ............................... United States 5,721,250 5,724,825
Total Senior Floating Rate Interests (Cost $ 24,100,310 ) ........................
23,864,387
U.S. Government and Agency Securities 5.5%
U.S. Treasury Bonds ,
3.625%, 5/15/53 .................................. United States 42,500,000 34,087,988
4.125%, 8/15/53 .................................. United States 21,000,000 18,422,578
i
5 .08% , 11/15/54 .................................. United States 115,000,000 27,856,550
4.5%, 11/15/54 ................................... United States 10,000,000 9,344,531
U.S. Treasury Notes ,
4%, 5/31/30 ..................................... United States 16,000,000 16,056,250
4.125%, 8/31/30 .................................. United States 30,000,000 30,235,547
2.875%, 5/15/32 .................................. United States 30,000,000 28,063,477
4.125%, 5/31/32 .................................. United States 16,000,000 16,044,062
Total U.S. Government and Agency Securities (Cost $ 188,509,680 ) ..............
180,110,983
Asset-Backed Securities 0.3%
Passenger Airlines 0.3%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 3,256,063 3,312,629
2023-1 , A , 5.8% , 1/15/36 ............................ United States 5,736,956 5,924,959
9,237,588
a a a a a a
Total Asset-Backed Securities (Cost $ 8,993,019 ) ..............................
9,237,588
Mortgage-Backed Securities 5.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.5%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................... United States 14,526,619 14,403,686
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 24,835,977 24,527,657
FHLMC Pool, 30 Year , 5.5%, 7/01/53 - 2/01/55 ............. United States 40,099,434 40,361,629

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 155 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year , 6%, 9/01/55 ...................... United States 4,248,258 $ 4,333,836
83,626,808
Federal National Mortgage Association (FNMA) Fixed Rate 1.3%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 1,172,920 1,126,117
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................... United States 26,693,298 26,447,604
FNMA, 30 Year , 5.5%, 11/01/54 ......................... United States 5,750,368 5,782,813
FNMA, 30 Year , 6%, 8/01/55 ........................... United States 7,835,704 7,991,745
41,348,279
Government National Mortgage Association (GNMA) Fixed Rate 1.8%
GNMA II, Single-family, 30 Year , 5.5%, 5/20/55 - 12/20/55 ..... United States 35,657,264 35,932,489
GNMA II, Single-family, 30 Year , 6%, 8/20/55 - 1/20/56 ....... United States 23,170,973 23,602,878
59,535,367
Total Mortgage-Backed Securities (Cost $ 182,802,028 ) .........................
184,510,454
Total Long Term Investments (Cost $ 2,917,253,422 ) ...........................
3,216,018,288
a
Short Term Investments 1.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.1%
i
U.S. Treasury Bills , 3 .52% , 5/05/26 ...................... United States 35,000,000 34,880,497
Total U.S. Government and Agency Securities (Cost $ 34,880,151 ) ...............
34,880,497
Shares
Money Market Funds 0.5%
j,k
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 16,018,653 16,018,653
Total Money Market Funds (Cost $ 16,018,653 ) ................................
16,018,653
Total Short Term Investments (Cost $ 50,898,804 ) ..............................
50,899,150
a
Total Investments (Cost $ 2,968,152,226 ) 99.7% ................................
$3,266,917,438
Other Assets, less Liabilities 0.3% ...........................................
12,039,972
Net Assets 100.0% .........................................................
$3,278,957,410
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $1,172,687,817, representing 35.8% of net assets.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
Perpetual security with no stated maturity date.
f
Income may be received in additional securities and/or cash.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis.
i
The rate shown represents the yield at period end.
j
See Note 5 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin Large Cap Growth VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.0%
Aerospace & Defense 3.9%
a
Axon Enterprise, Inc. ................................. United States 1,124 $ 477,351
BWX Technologies, Inc. .............................. United States 3,189 652,119
Curtiss-Wright Corp. ................................. United States 1,514 1,031,216
Howmet Aerospace, Inc. .............................. United States 3,416 787,251
2,947,937
Automobiles 2.9%
a
Tesla, Inc. ......................................... United States 5,742 2,134,589
Beverages 0.9%
Coca-Cola Co. (The) ................................. United States 9,282 705,896
Biotechnology 2.1%
a
Insmed, Inc. ....................................... United States 4,983 814,820
a
Natera, Inc. ........................................ United States 3,670 733,963
1,548,783
Broadline Retail 4.9%
a
Amazon.com, Inc. ................................... United States 17,786 3,704,290
Building Products 1.2%
Trane Technologies plc ............................... United States 2,127 886,406
Capital Markets 1.2%
a
Robinhood Markets, Inc. , A ............................ United States 2,399 166,251
S&P Global, Inc. .................................... United States 1,653 703,087
869,338
Chemicals 1.4%
Linde plc .......................................... United States 2,068 1,025,232
Commercial Services & Supplies 1.2%
Republic Services, Inc. , A ............................. United States 4,263 933,682
Communications Equipment 0.9%
a
Arista Networks, Inc. ................................. United States 5,712 701,319
Construction Materials 0.9%
Martin Marietta Materials, Inc. .......................... United States 1,181 695,231
Consumer Staples Distribution & Retail 2.1%
Casey's General Stores, Inc. ........................... United States 2,142 1,559,076
Electrical Equipment 1.7%
a
Forgent Power Solutions, Inc. , A ........................ United States 6,267 183,435
GE Vernova, Inc. .................................... United States 1,216 1,061,447
1,244,882
Electronic Equipment, Instruments & Components 3.3%
Amphenol Corp. , A .................................. United States 14,505 1,832,707
a
Celestica, Inc. ...................................... Canada 1,315 370,409
a
Coherent Corp. ..................................... United States 1,126 268,224
2,471,340
Entertainment 2.6%
a
Netflix, Inc. ........................................ United States 16,667 1,602,532
a
ROBLOX Corp. , A ................................... United States 6,452 364,925
1,967,457
Financial Services 2.8%
Mastercard, Inc. , A .................................. United States 4,167 2,082,083

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.3%
Old Dominion Freight Line, Inc. ......................... United States 3,223 $ 629,774
a
Uber Technologies, Inc. ............................... United States 5,130 369,001
998,775
Health Care Equipment & Supplies 1.2%
a
Dexcom, Inc. ....................................... United States 6,681 419,567
a
Intuitive Surgical, Inc. ................................ United States 1,024 472,054
891,621
Health Care Providers & Services 2.0%
McKesson Corp. .................................... United States 1,736 1,502,265
Hotels, Restaurants & Leisure 1.0%
a
DoorDash, Inc. , A ................................... United States 4,728 709,909
Interactive Media & Services 10.8%
Alphabet, Inc. , A .................................... United States 17,762 5,107,641
Meta Platforms, Inc. , A ............................... United States 5,203 2,976,792
8,084,433
IT Services 1.3%
a
Cloudflare, Inc. , A ................................... United States 1,765 364,190
a
Shopify, Inc. , A ..................................... Canada 4,888 579,815
944,005
Life Sciences Tools & Services 0.6%
a
Repligen Corp. ..................................... United States 3,976 468,452
Machinery 1.1%
Parker-Hannifin Corp. ................................ United States 906 811,087
Pharmaceuticals 4.1%
Eli Lilly & Co. ...................................... United States 2,540 2,336,216
a
Jazz Pharmaceuticals plc ............................. United States 3,799 718,201
3,054,417
Semiconductors & Semiconductor Equipment 22.5%
a
Advanced Micro Devices, Inc. .......................... United States 1,978 402,385
Analog Devices, Inc. ................................. United States 2,060 655,368
Broadcom, Inc. ..................................... United States 10,321 3,194,453
KLA Corp. ......................................... United States 403 593,381
Lam Research Corp. ................................. United States 3,588 766,612
a
Lattice Semiconductor Corp. ........................... United States 8,551 793,191
a
MACOM Technology Solutions Holdings, Inc. .............. United States 796 176,768
Micron Technology, Inc. ............................... United States 1,342 453,381
Monolithic Power Systems, Inc. ......................... United States 761 832,039
NVIDIA Corp. ...................................... United States 42,387 7,392,293
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 2,996 1,012,498
Teradyne, Inc. ...................................... United States 1,864 552,602
16,824,971
Software 7.5%
a
AppLovin Corp. , A ................................... United States 690 274,620
a
Autodesk, Inc. ...................................... United States 765 183,141
a
Crowdstrike Holdings, Inc. , A ........................... United States 1,078 420,862
Microsoft Corp. ..................................... United States 11,593 4,291,381
a
Synopsys, Inc. ..................................... United States 1,185 469,829
5,639,833

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 155
.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 1.0%
a
AutoZone, Inc. ..................................... United States 157 $ 530,312
a
Carvana Co. , A ..................................... United States 779 244,902
775,214
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc. ........................................ United States 17,222 4,370,771
a
Everpure, Inc. , A .................................... United States 3,087 182,257
4,553,028
Trading Companies & Distributors 0.5%
a
QXO, Inc. ......................................... United States 19,529 379,253
Total Common Stocks (Cost $ 31,579,633 ) ....................................
71,114,804
Short Term Investments 5.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.2%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 3,873,146 3,873,146
Total Money Market Funds (Cost $ 3,873,146 ) .................................
3,873,146
Total Short Term Investments (Cost $ 3,873,146 ) ...............................
3,873,146
a
Total Investments (Cost $ 35,452,779 ) 100.2% .................................
$74,987,950
Other Assets, less Liabilities (0.2) % .........................................
(93,230)
Net Assets 100.0% .........................................................
$74,894,720
a a a
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin Mutual Global Discovery VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.1%
Aerospace & Defense 2.6%
Airbus SE ......................................... France 40,082 $ 7,578,423
Babcock International Group plc ........................ United Kingdom 210,960 3,275,072
10,853,495
Automobiles 3.1%
Stellantis NV ....................................... United States 752,561 5,439,197
Toyota Motor Corp. .................................. Japan 350,595 7,287,940
12,727,137
Banks 10.7%
Bank of America Corp. ............................... United States 162,168 7,905,690
BNP Paribas SA .................................... France 107,261 10,218,071
DBS Group Holdings Ltd. ............................. Singapore 159,310 7,089,315
HSBC Holdings plc .................................. United Kingdom 413,350 6,788,279
JPMorgan Chase & Co. ............................... United States 18,241 5,365,773
Wells Fargo & Co. ................................... United States 89,892 7,156,302
44,523,430
Beverages 1.7%
Heineken NV ...................................... Netherlands 91,879 7,067,178
Broadline Retail 2.0%
Pan Pacific International Holdings Corp. .................. Japan 1,334,289 8,139,501
Building Products 1.5%
Cie de Saint-Gobain SA .............................. France 72,818 6,028,925
Capital Markets 3.0%
BlackRock, Inc. ..................................... United States 6,454 6,206,876
Deutsche Bank AG .................................. Germany 203,377 6,052,517
12,259,393
Chemicals 5.0%
BASF SE ......................................... Germany 150,493 9,268,926
International Flavors & Fragrances, Inc. ................... United States 60,054 4,356,918
PPG Industries, Inc. ................................. United States 65,763 7,028,749
20,654,593
Consumer Finance 1.4%
Capital One Financial Corp. ........................... United States 31,818 5,804,558
Containers & Packaging 1.3%
International Paper Co. ............................... United States 155,468 5,550,208
Diversified Telecommunication Services 2.4%
Deutsche Telekom AG ................................ Germany 263,510 9,835,054
Energy Equipment & Services 1.6%
SLB Ltd. .......................................... United States 128,702 6,613,996
Entertainment 2.1%
Walt Disney Co. (The) ................................ United States 68,148 6,568,104
a
Warner Bros Discovery, Inc. ........................... United States 82,250 2,258,585
8,826,689
Financial Services 1.7%
a
Fiserv, Inc. ........................................ United States 125,271 6,990,122
Food Products 3.6%
Danone SA ........................................ France 90,546 7,235,271

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Mondelez International, Inc. , A .......................... United States 133,556 $ 7,698,168
14,933,439
Ground Transportation 1.6%
Union Pacific Corp. .................................. United States 27,788 6,741,925
Health Care Equipment & Supplies 4.8%
Abbott Laboratories .................................. United States 56,976 5,849,726
Medtronic plc ...................................... United States 85,936 7,446,355
Zimmer Biomet Holdings, Inc. .......................... United States 73,946 6,686,197
19,982,278
Health Care Providers & Services 3.0%
CVS Health Corp. ................................... United States 82,706 5,939,945
Elevance Health, Inc. ................................ United States 21,797 6,381,072
12,321,017
Household Products 1.6%
Reckitt Benckiser Group plc ........................... United Kingdom 96,380 6,480,624
Industrial Conglomerates 1.0%
Siemens AG ....................................... Germany 17,497 4,262,866
Insurance 3.7%
Arthur J Gallagher & Co. .............................. United States 36,040 7,805,543
Prudential plc ...................................... Hong Kong 528,414 7,346,601
15,152,144
Interactive Media & Services 5.5%
Alphabet, Inc. , A .................................... United States 37,569 10,803,341
Meta Platforms, Inc. , A ............................... United States 10,376 5,936,421
Tencent Holdings Ltd. ................................ China 99,745 6,291,155
23,030,917
IT Services 1.3%
Capgemini SE ...................................... France 46,508 5,487,873
Media 1.4%
a
Charter Communications, Inc. , A ........................ United States 26,695 5,762,917
Multi-Utilities 1.4%
National Grid plc .................................... United Kingdom 350,985 5,924,660
Oil, Gas & Consumable Fuels 7.0%
BP plc ............................................ United States 1,283,985 10,049,498
EOG Resources, Inc. ................................ United States 71,509 10,338,056
Shell plc .......................................... United States 191,570 8,872,573
29,260,127
Pharmaceuticals 8.8%
Haleon plc ........................................ United States 1,790,608 8,861,710
Merck & Co., Inc. ................................... United States 81,163 9,763,097
Novartis AG , ADR ................................... United States 55,375 8,458,531
Roche Holding AG .................................. United States 23,925 9,548,249
36,631,587
Semiconductors & Semiconductor Equipment 1.3%
Renesas Electronics Corp. ............................ Japan 390,784 5,587,129

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 2.9%
a
Adobe, Inc. ........................................ United States 26,779 $ 6,509,439
Salesforce, Inc. ..................................... United States 29,480 5,503,032
12,012,471
Technology Hardware, Storage & Peripherals 1.2%
Samsung Electronics Co. Ltd. .......................... South Korea 42,779 5,003,491
Textiles, Apparel & Luxury Goods 1.3%
Cie Financiere Richemont SA .......................... Switzerland 29,368 5,185,394
Tobacco 2.1%
British American Tobacco plc ........................... United Kingdom 152,113 8,831,503
Trading Companies & Distributors 3.5%
AerCap Holdings NV ................................. Ireland 63,039 8,647,690
Ferguson Enterprises, Inc. ............................ United States 25,230 5,885,150
14,532,840
Total Common Stocks (Cost $ 319,871,816 ) ...................................
402,999,481
Principal
Amount
*
Corporate Bonds 0.5%
Commercial Services & Supplies 0.5%
b
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 10.375% , 5/15/31 ........... United States 962,000 971,536
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 900,000 874,340
1,845,876
Total Corporate Bonds (Cost $ 1,850,336 ) .....................................
1,845,876
Senior Floating Rate Interests 1.3%
Commercial Services & Supplies 0.9%
c
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B , 8.76% , ( 3-month SOFR + 5% ), 2/03/33 ............... United States 3,834,735 3,666,007
Professional Services 0.4%
c
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.282% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 1,937,017 1,857,125
Total Senior Floating Rate Interests (Cost $ 5,652,959 ) .........................
5,523,132
Shares
a
Companies in Liquidation 0.0%
a,d,e
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 966,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 327,375,111 ) .............................
410,368,489
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments 1.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.6%
f
U.S. Treasury Bills , 3 .6% , 7/23/26 ....................... United States 2,500,000 $ 2,471,855
Total U.S. Government and Agency Securities (Cost $ 2,472,378 ) ................
2,471,855
Shares
Money Market Funds 0.4%
g,h
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 1,578,281 1,578,281
Total Money Market Funds (Cost $ 1,578,281 ) .................................
1,578,281
Total Short Term Investments (Cost $ 4,050,659 ) ...............................
4,050,136
a
Total Investments (Cost $ 331,425,770 ) 99.9% .................................
$414,418,625
Other Assets, less Liabilities 0.1% ...........................................
665,133
Net Assets 100.0% .........................................................
$415,083,758
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $1,845,876, representing 0.4% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f
The rate shown represents the yield at period end.
g
See Note 5 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 155 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... BOFA Buy 129,598,420 833,636 4/23/26 $ 1,000 $ (16,363)
Japanese Yen ...... BOFA Sell 890,337,777 5,664,082 4/23/26 42,565 —
Japanese Yen ...... HSBK Buy 228,867,805 1,446,474 4/23/26 501 (1,923)
Japanese Yen ...... HSBK Sell 290,349,585 1,848,963 4/23/26 15,720 —
Japanese Yen ...... UBSW Buy 130,500,978 857,937 4/23/26 — (33,965)
Japanese Yen ...... UBSW Sell 140,147,822 893,254 4/23/26 8,372 —
Total Forward Exchange Contracts ................................................... $68,158 $(52,251)
Net unrealized appreciation (depreciation) ............................................ $15,907
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin Mutual Shares VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.0%
Automobiles 1.8%
General Motors Co. .................................. United States 441,354 $ 32,880,873
Banks 7.4%
Bank of America Corp. ............................... United States 689,611 33,618,536
JPMorgan Chase & Co. ............................... United States 198,572 58,411,939
PNC Financial Services Group, Inc. (The) ................. United States 205,428 42,747,513
134,777,988
Broadline Retail 3.3%
a
Amazon.com, Inc. ................................... United States 290,435 60,488,897
Building Products 2.7%
Johnson Controls International plc ....................... United States 370,832 48,560,450
Capital Markets 1.8%
BlackRock, Inc. ..................................... United States 34,002 32,700,063
Chemicals 1.9%
PPG Industries, Inc. ................................. United States 330,196 35,291,349
Communications Equipment 1.8%
Cisco Systems, Inc. ................................. United States 422,211 32,759,352
Consumer Finance 1.3%
Capital One Financial Corp. ........................... United States 131,878 24,058,504
Consumer Staples Distribution & Retail 2.9%
Dollar General Corp. ................................. United States 281,650 33,440,305
a
US Foods Holding Corp. .............................. United States 222,176 20,486,849
53,927,154
Containers & Packaging 1.0%
International Paper Co. ............................... United States 526,330 18,789,981
Diversified Telecommunication Services 0.3%
a
Uniti Group, Inc. .................................... United States 643,835 6,039,172
Electric Utilities 3.9%
Entergy Corp. ...................................... United States 302,696 34,010,923
PPL Corp. ......................................... United States 979,075 37,400,665
71,411,588
Electronic Equipment, Instruments & Components 1.1%
a
Flex Ltd. .......................................... United States 295,992 19,375,636
Energy Equipment & Services 2.1%
SLB Ltd. .......................................... United States 738,469 37,949,922
Entertainment 2.0%
Walt Disney Co. (The) ................................ United States 383,220 36,934,744
Financial Services 2.5%
Apollo Global Management, Inc. ........................ United States 207,701 23,142,045
a
Fiserv, Inc. ........................................ United States 419,910 23,430,978
46,573,023
Food Products 2.0%
Nestle SA ......................................... United States 372,226 36,512,040
Ground Transportation 1.8%
Union Pacific Corp. .................................. United States 136,205 33,046,057

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 5.7%
Abbott Laboratories .................................. United States 376,730 $ 38,678,869
a
Cooper Cos., Inc. (The) ............................... United States 510,696 36,514,764
Medtronic plc ...................................... United States 333,767 28,920,911
104,114,544
Health Care Providers & Services 0.5%
Elevance Health, Inc. ................................ United States 31,764 9,298,911
Household Products 2.4%
Colgate-Palmolive Co. ............................... United States 518,713 44,209,909
Insurance 6.6%
Arthur J Gallagher & Co. .............................. United States 153,632 33,273,619
Hartford Insurance Group, Inc. (The) ..................... United States 336,874 45,555,471
Progressive Corp. (The) .............................. United States 211,501 41,927,958
120,757,048
Interactive Media & Services 4.2%
Alphabet, Inc. , A .................................... United States 203,869 58,624,570
Meta Platforms, Inc. , A ............................... United States 30,374 17,377,876
76,002,446
Life Sciences Tools & Services 2.3%
Thermo Fisher Scientific, Inc. .......................... United States 85,155 41,856,237
Machinery 2.7%
Dover Corp. ....................................... United States 233,317 48,634,929
Metals & Mining 2.1%
Reliance, Inc. ...................................... United States 125,755 38,219,460
Oil, Gas & Consumable Fuels 5.2%
Chevron Corp. ..................................... United States 254,428 52,641,153
EOG Resources, Inc. ................................ United States 287,613 41,580,212
94,221,365
Personal Care Products 1.6%
Estee Lauder Cos., Inc. (The) , A ........................ United States 416,760 29,910,865
Pharmaceuticals 8.7%
Haleon plc ........................................ United States 9,817,465 48,586,587
Merck & Co., Inc. ................................... United States 290,221 34,910,684
Novartis AG , ADR ................................... United States 229,673 35,082,551
Roche Holding AG .................................. United States 99,835 39,843,234
158,423,056
Retail REITs 1.9%
Brixmor Property Group, Inc. ........................... United States 1,236,038 35,597,894
Semiconductors & Semiconductor Equipment 1.5%
NXP Semiconductors NV ............................. Netherlands 136,519 26,875,130
Software 3.0%
a
Adobe, Inc. ........................................ United States 120,285 29,238,878
Microsoft Corp. ..................................... United States 71,674 26,531,564
55,770,442
Specialty Retail 1.8%
a
Ulta Beauty, Inc. .................................... United States 63,653 33,272,060

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 1.4%
British American Tobacco plc ........................... United Kingdom 431,002 $ 25,023,471
Trading Companies & Distributors 3.8%
AerCap Holdings NV ................................. Ireland 173,475 23,797,301
Ferguson Enterprises, Inc. ............................ United States 194,528 45,375,601
69,172,902
Total Common Stocks (Cost $ 1,398,957,848 ) ..................................
1,773,437,462
Preferred Stocks 0.2%
Diversified Telecommunication Services 0.2%
a,b,c
Uniti Group, Inc. .................................... United States 4,107 4,415,818
Total Preferred Stocks (Cost $ 3,575,413 ) .....................................
4,415,818
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,b,c
Uniti Group, Inc. , 8/01/35 ............................. United States 125,422 913,592
Total Warrants (Cost $ 602,026 ) ..............................................
913,592
Principal
Amount
*
Corporate Bonds 0.5%
Commercial Services & Supplies 0.5%
d
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 10.375% , 5/15/31 ........... United States 4,833,000 4,880,910
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 4,000,000 3,885,956
8,766,866
Total Corporate Bonds (Cost $ 8,781,477 ) .....................................
8,766,866
Senior Floating Rate Interests 1.3%
Commercial Services & Supplies 0.9%
e
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B , 8.76% , ( 3-month SOFR + 5% ), 2/03/33 ............... United States 17,101,692 16,349,217
Professional Services 0.4%
e
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.282% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 8,748,244 8,387,423
Total Senior Floating Rate Interests (Cost $ 25,314,537 ) ........................
24,736,640
Shares
a
Companies in Liquidation 0.0%
a,b,f
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 347,093 —
a,b,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 6,301,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 1,437,231,301 ) ...........................
1,812,270,378
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 155 .
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
g,h
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 13,086,859 $ 13,086,859
Total Money Market Funds (Cost $ 13,086,859 ) ................................
13,086,859
Total Short Term Investments (Cost $ 13,086,859 ) ..............................
13,086,859
a
Total Investments (Cost $ 1,450,318,160 ) 99.8% ................................
$1,825,357,237
Other Assets, less Liabilities 0.2% ...........................................
3,454,895
Net Assets 100.0% .........................................................
$1,828,812,132
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $8,766,866, representing 0.5% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
See Note 5 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin Rising Dividends VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.7%
Aerospace & Defense 3.3%
General Dynamics Corp. .............................. United States 63,734 $ 21,874,783
RTX Corp. ........................................ United States 143,514 27,683,851
49,558,634
Banks 3.7%
JPMorgan Chase & Co. ............................... United States 190,856 56,142,201
Beverages 1.0%
PepsiCo, Inc. ...................................... United States 94,020 14,600,366
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 123,839 26,933,744
Building Products 2.6%
Carlisle Cos., Inc. ................................... United States 39,155 13,062,891
Johnson Controls International plc ....................... United States 197,181 25,820,852
38,883,743
Capital Markets 9.1%
Ares Management Corp. , A ............................ United States 191,318 20,872,794
Charles Schwab Corp. (The) ........................... United States 303,334 28,507,329
KKR & Co., Inc. ..................................... United States 63,512 5,874,860
Morgan Stanley ..................................... United States 238,018 39,170,622
Nasdaq, Inc. ....................................... United States 342,295 29,057,423
S&P Global, Inc. .................................... United States 28,953 12,314,869
135,797,897
Chemicals 5.4%
Ecolab, Inc. ........................................ United States 72,379 19,254,262
Linde plc .......................................... United States 99,792 49,472,882
Sherwin-Williams Co. (The) ............................ United States 36,910 11,831,500
80,558,644
Commercial Services & Supplies 1.2%
Cintas Corp. ....................................... United States 106,205 17,963,514
Communications Equipment 1.0%
Motorola Solutions, Inc. ............................... United States 33,916 14,718,526
Consumer Staples Distribution & Retail 4.7%
Casey's General Stores, Inc. ........................... United States 24,306 17,691,365
Walmart, Inc. ...................................... United States 431,463 53,622,222
71,313,587
Electric Utilities 1.5%
NextEra Energy, Inc. ................................. United States 235,965 21,916,429
Electrical Equipment 1.5%
nVent Electric plc ................................... United States 190,534 22,536,361
Financial Services 3.1%
Visa, Inc. , A ........................................ United States 154,199 46,605,106
Ground Transportation 1.1%
Old Dominion Freight Line, Inc. ......................... United States 87,633 17,123,488
Health Care Equipment & Supplies 4.9%
Abbott Laboratories .................................. United States 272,303 27,957,349
STERIS plc ........................................ United States 61,473 13,593,525
Stryker Corp. ...................................... United States 97,734 32,114,415
73,665,289

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp. ................................... United States 96,798 $ 30,083,850
Household Durables 0.9%
DR Horton, Inc. ..................................... United States 94,708 12,995,832
Household Products 2.0%
Procter & Gamble Co. (The) ........................... United States 210,858 30,456,330
Industrial Conglomerates 0.9%
Honeywell International, Inc. ........................... United States 62,783 14,190,841
Insurance 1.0%
Erie Indemnity Co. , A ................................. United States 8,785 2,207,758
Marsh & McLennan Cos., Inc. .......................... United States 70,506 12,229,266
14,437,024
IT Services 0.8%
Accenture plc , A .................................... United States 57,186 11,339,412
Life Sciences Tools & Services 1.5%
Danaher Corp. ..................................... United States 121,019 22,945,202
Machinery 1.7%
Parker-Hannifin Corp. ................................ United States 28,728 25,718,455
Multi-Utilities 2.4%
Ameren Corp. ...................................... United States 163,286 17,948,397
WEC Energy Group, Inc. .............................. United States 159,492 18,464,389
36,412,786
Oil, Gas & Consumable Fuels 4.4%
Chevron Corp. ..................................... United States 128,783 26,645,203
EOG Resources, Inc. ................................ United States 129,129 18,668,179
Exxon Mobil Corp. ................................... United States 123,203 20,902,621
66,216,003
Pharmaceuticals 6.7%
Eli Lilly & Co. ...................................... United States 48,859 44,939,042
Johnson & Johnson ................................. United States 164,372 40,179,092
Merck & Co., Inc. ................................... United States 126,499 15,216,565
100,334,699
Semiconductors & Semiconductor Equipment 10.6%
Analog Devices, Inc. ................................. United States 114,474 36,418,758
Applied Materials, Inc. ................................ United States 73,398 25,086,703
Broadcom, Inc. ..................................... United States 229,531 71,042,140
Texas Instruments, Inc. ............................... United States 133,123 25,844,499
158,392,100
Software 9.3%
Intuit, Inc. ......................................... United States 10,121 4,376,118
Microsoft Corp. ..................................... United States 247,132 91,480,853
Oracle Corp. ....................................... United States 254,349 37,417,281
Roper Technologies, Inc. .............................. United States 18,116 6,410,528
139,684,780
Specialty Retail 4.0%
Lowe's Cos., Inc. .................................... United States 101,933 24,084,729
Ross Stores, Inc. ................................... United States 98,284 21,291,263
Tractor Supply Co. .................................. United States 337,836 15,303,971
60,679,963

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. ........................................ United States 228,304 $ 57,941,272
Trading Companies & Distributors 1.7%
WW Grainger, Inc. ................................... United States 22,866 24,942,461
Total Common Stocks (Cost $ 780,460,134 ) ...................................
1,495,088,539
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
a,b
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 6,712,782 6,712,782
Total Money Market Funds (Cost $ 6,712,782 ) .................................
6,712,782
Total Short Term Investments (Cost $ 6,712,782 ) ...............................
6,712,782
a
Total Investments (Cost $ 787,172,916 ) 100.1% ................................
$1,501,801,321
Other Assets, less Liabilities (0.1) % .........................................
(2,223,835)
Net Assets 100.0% .........................................................
$1,499,577,486
a a a
a
See Note 5 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin Small Cap Value VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.6%
Aerospace & Defense 5.0%
Babcock International Group plc ........................ United Kingdom 820,892 $ 12,744,029
Melrose Industries plc ................................ United Kingdom 382,843 2,594,220
QinetiQ Group plc ................................... United Kingdom 3,756,653 22,754,996
Senior plc ......................................... United Kingdom 4,933,065 19,098,639
57,191,884
Banks 18.4%
Atlantic Union Bankshares Corp. ........................ United States 555,592 19,856,858
Camden National Corp. ............................... United States 270,631 12,841,441
Central BanCo, Inc. , A ................................ United States 174,383 4,176,473
Columbia Banking System, Inc. ......................... United States 1,071,236 29,384,003
First Bancorp ...................................... United States 319,639 18,011,658
First Commonwealth Financial Corp. ..................... United States 736,709 12,951,344
First Interstate BancSystem, Inc. , A ...................... United States 328,288 10,964,819
German American Bancorp, Inc. ........................ United States 312,707 13,068,025
Peoples Bancorp, Inc. ................................ United States 85,680 2,816,302
Seacoast Banking Corp. of Florida ...................... United States 409,278 12,397,031
SouthState Bank Corp. ............................... United States 316,406 29,273,883
TriCo Bancshares ................................... United States 297,707 14,152,991
Washington Trust Bancorp, Inc. ......................... United States 95,032 3,179,771
WSFS Financial Corp. ................................ United States 439,933 28,798,014
211,872,613
Building Products 2.5%
a
American Woodmark Corp. ............................ United States 98,246 3,913,138
Fortune Brands Innovations, Inc. ........................ United States 40,690 1,585,689
a
Resideo Technologies, Inc. ............................ United States 170,652 5,752,679
UFP Industries, Inc. .................................. United States 187,454 17,268,263
28,519,769
Capital Markets 0.8%
Victory Capital Holdings, Inc. , A ......................... United States 136,870 8,962,248
Chemicals 6.1%
Ashland, Inc. ....................................... United States 338,327 18,814,365
Avient Corp. ....................................... United States 857,717 31,135,127
Elementis plc ...................................... United Kingdom 10,185,228 20,167,827
70,117,319
Commercial Services & Supplies 3.4%
Brady Corp. , A ..................................... United States 286,002 23,234,803
MSA Safety, Inc. .................................... United States 94,634 15,515,244
38,750,047
Construction & Engineering 2.2%
Valmont Industries, Inc. ............................... United States 62,815 25,098,990
Consumer Finance 1.1%
Bread Financial Holdings, Inc. .......................... United States 167,686 12,558,005
Electric Utilities 0.9%
IDACORP, Inc. ..................................... United States 70,366 10,060,227
Electrical Equipment 7.2%
EnerSys .......................................... United States 92,077 15,995,617
Regal Rexnord Corp. ................................ United States 176,386 33,030,042
a
Rosebank Industries plc .............................. Jersey 7,821,756 32,611,560
Sensata Technologies Holding plc ....................... United States 35,123 1,237,032
82,874,251

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 5.3%
Benchmark Electronics, Inc. ........................... United States 515,044 $ 28,873,367
Oxford Instruments plc ............................... United Kingdom 248,137 7,882,419
Vontier Corp. ....................................... United States 699,397 24,807,611
61,563,397
Energy Equipment & Services 5.7%
Hunting plc ........................................ United Kingdom 2,479,029 16,274,964
Liberty Energy, Inc. , A ................................ United States 419,989 12,095,683
Select Water Solutions, Inc. , A .......................... United States 1,942,508 29,720,373
TechnipFMC plc .................................... United Kingdom 103,898 7,182,469
65,273,489
Ground Transportation 0.9%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 191,011 10,998,413
Health Care Equipment & Supplies 2.4%
a
Envista Holdings Corp. ............................... United States 1,107,716 28,102,755
Hotels, Restaurants & Leisure 2.1%
Boyd Gaming Corp. ................................. United States 84,566 6,949,634
a
Hilton Grand Vacations, Inc. ........................... United States 314,565 12,305,783
Wyndham Hotels & Resorts, Inc. ........................ United States 59,340 4,820,188
24,075,605
Household Durables 1.9%
Century Communities, Inc. ............................ United States 63,808 3,661,303
La-Z-Boy, Inc. ...................................... United States 307,876 9,895,135
a
M/I Homes, Inc. ..................................... United States 21,649 2,650,920
Meritage Homes Corp. ............................... United States 65,785 4,068,144
a
Taylor Morrison Home Corp. , A ......................... United States 27,412 1,596,475
21,871,977
Industrial REITs 0.3%
STAG Industrial, Inc. ................................. United States 110,648 3,989,967
Insurance 5.3%
CNO Financial Group, Inc. ............................ United States 652,954 26,810,291
Hanover Insurance Group, Inc. (The) ..................... United States 28,723 4,979,132
Horace Mann Educators Corp. ......................... United States 510,774 21,799,834
Selective Insurance Group, Inc. ......................... United States 93,483 7,047,683
a
TWFG, Inc. , A ...................................... United States 1,819 33,452
60,670,392
Leisure Products 1.4%
BRP, Inc. .......................................... United States 28,664 2,060,528
Brunswick Corp. .................................... United States 191,556 13,937,614
15,998,142
Life Sciences Tools & Services 1.6%
Bruker Corp. ....................................... United States 522,123 18,859,083
Machinery 4.9%
a
ATS Corp. ......................................... Canada 41,302 1,164,152
a
Gates Industrial Corp. plc ............................. United States 1,244,151 28,130,254
a
Middleby Corp. (The) ................................ United States 20,455 2,711,924
Mueller Water Products, Inc. , A ......................... United States 610,298 16,777,092
Oshkosh Corp. ..................................... United States 51,573 7,592,061
56,375,483

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining 2.9%
Commercial Metals Co. ............................... United States 358,332 $ 22,012,335
Ryerson Holding Corp. ............................... United States 494,170 11,108,941
33,121,276
Multi-Utilities 0.9%
Black Hills Corp. .................................... United States 149,644 10,386,790
Oil, Gas & Consumable Fuels 2.9%
Whitecap Resources, Inc. ............................. Canada 3,007,835 33,946,524
Paper & Forest Products 0.6%
Louisiana-Pacific Corp. ............................... United States 92,394 6,721,663
Residential REITs 0.8%
Independence Realty Trust, Inc. ........................ United States 634,129 9,442,181
Retail REITs 0.8%
Kite Realty Group Trust ............................... United States 376,405 9,240,743
Semiconductors & Semiconductor Equipment 3.1%
a
Cohu, Inc. ......................................... United States 152,452 4,668,080
Melexis NV ........................................ Belgium 81,798 5,056,534
MKS, Inc. ......................................... United States 80,045 18,395,142
a
Onto Innovation, Inc. ................................. United States 37,385 7,666,542
35,786,298
Software 3.3%
a
ACI Worldwide, Inc. .................................. United States 917,534 37,628,069
Specialty Retail 2.0%
Academy Sports & Outdoors, Inc. ....................... United States 41,163 2,323,651
Gap, Inc. (The) ..................................... United States 556,728 13,472,818
Group 1 Automotive, Inc. .............................. United States 13,014 4,302,819
Signet Jewelers Ltd. ................................. United States 41,121 3,480,481
23,579,769
Textiles, Apparel & Luxury Goods 0.9%
a
Crocs, Inc. ........................................ United States 57,416 4,766,676
Dr. Martens plc ..................................... United Kingdom 7,325,664 6,103,789
10,870,465
Total Common Stocks (Cost $ 901,377,652 ) ...................................
1,124,507,834
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.5%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 17,054,895 17,054,895
Total Money Market Funds (Cost $ 17,054,895 ) ................................
17,054,895
Total Short Term Investments (Cost $ 17,054,895 ) ..............................
17,054,895
a
Total Investments (Cost $ 918,432,547 ) 99.1% .................................
$1,141,562,729
Other Assets, less Liabilities 0.9% ...........................................
11,032,440
Net Assets 100.0% .........................................................
$1,152,595,169
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 155 .
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin Small-Mid Cap Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.9%
Aerospace & Defense 7.4%
a
Axon Enterprise, Inc. ................................. United States 18,310 $ 7,776,074
BWX Technologies, Inc. .............................. United States 28,165 5,759,461
Howmet Aerospace, Inc. .............................. United States 62,058 14,301,886
27,837,421
Banks 1.2%
Fifth Third Bancorp .................................. United States 94,694 4,399,483
Biotechnology 6.2%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 18,911 6,257,082
a
Ascendis Pharma A/S , ADR ........................... Denmark 8,215 1,879,017
a
CG oncology, Inc. ................................... United States 35,144 2,378,546
a
Insmed, Inc. ....................................... United States 25,665 4,196,741
a
Ionis Pharmaceuticals, Inc. ............................ United States 16,040 1,204,444
a
Natera, Inc. ........................................ United States 37,010 7,401,630
23,317,460
Building Products 1.5%
AAON, Inc. ........................................ United States 65,904 5,453,556
Capital Markets 6.9%
Ares Management Corp. , A ............................ United States 46,349 5,056,676
LPL Financial Holdings, Inc. ........................... United States 15,576 4,685,728
MSCI, Inc. , A ....................................... United States 12,397 6,682,107
Nasdaq, Inc. ....................................... United States 50,281 4,268,354
a
Robinhood Markets, Inc. , A ............................ United States 18,497 1,281,842
Tradeweb Markets, Inc. , A ............................. United States 34,545 4,064,565
26,039,272
Construction & Engineering 2.6%
Comfort Systems USA, Inc. ............................ United States 6,968 9,608,802
Consumer Staples Distribution & Retail 1.6%
Casey's General Stores, Inc. ........................... United States 6,782 4,936,347
a
Performance Food Group Co. .......................... United States 12,990 1,112,723
6,049,070
Electrical Equipment 5.7%
AMETEK, Inc. ...................................... United States 29,527 6,329,408
Vertiv Holdings Co. , A ................................ United States 60,397 15,134,280
21,463,688
Entertainment 2.3%
a
ROBLOX Corp. , A ................................... United States 151,191 8,551,363
Financial Services 0.7%
a
Paymentus Holdings, Inc. , A ........................... United States 107,351 2,726,715
Ground Transportation 1.4%
Old Dominion Freight Line, Inc. ......................... United States 27,566 5,386,396
Health Care Equipment & Supplies 3.7%
a
Dexcom, Inc. ....................................... United States 116,636 7,324,741
a
IDEXX Laboratories, Inc. .............................. United States 9,694 5,446,962
a
Penumbra, Inc. ..................................... United States 2,998 984,453
13,756,156
Health Care Providers & Services 2.1%
Cencora, Inc. ...................................... United States 24,999 7,853,186

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Technology 1.0%
a
Veeva Systems, Inc. , A ............................... United States 21,869 $ 3,841,509
Hotels, Restaurants & Leisure 11.9%
a
Cava Group, Inc. .................................... United States 57,858 4,680,712
a
DoorDash, Inc. , A ................................... United States 29,971 4,500,146
Hilton Worldwide Holdings, Inc. ......................... United States 29,712 9,034,825
Marriott International, Inc. , A ........................... United States 16,909 5,530,427
Royal Caribbean Cruises Ltd. .......................... United States 46,463 12,785,688
Texas Roadhouse, Inc. , A ............................. United States 31,552 5,210,497
Wingstop, Inc. ...................................... United States 18,409 2,852,843
44,595,138
Household Durables 0.9%
a
NVR, Inc. ......................................... United States 533 3,512,379
Independent Power and Renewable Electricity Producers 2.0%
Vistra Corp. ........................................ United States 49,968 7,511,689
Interactive Media & Services 0.5%
a
Pinterest, Inc. , A .................................... United States 105,009 1,925,865
IT Services 2.0%
a
Cloudflare, Inc. , A ................................... United States 35,448 7,314,340
Leisure Products 1.4%
a,b,c
Fanatics Holdings, Inc. ............................... United States 94,539 5,383,171
Life Sciences Tools & Services 1.1%
a
Repligen Corp. ..................................... United States 36,228 4,268,383
Machinery 1.3%
Xylem, Inc. ........................................ United States 39,641 4,737,100
Media 1.8%
New York Times Co. (The) , A ........................... United States 81,075 6,788,410
Oil, Gas & Consumable Fuels 3.4%
Cheniere Energy, Inc. ................................ United States 9,685 2,748,216
Targa Resources Corp. ............................... United States 40,581 10,174,874
12,923,090
Professional Services 2.6%
Paychex, Inc. ...................................... United States 38,139 3,513,365
Verisk Analytics, Inc. , A ............................... United States 32,700 6,204,825
9,718,190
Real Estate Management & Development 0.6%
a
Jones Lang LaSalle, Inc. .............................. United States 7,017 2,135,413
Residential REITs 0.6%
Equity LifeStyle Properties, Inc. ......................... United States 35,559 2,219,593
Semiconductors & Semiconductor Equipment 4.4%
a
Credo Technology Group Holding Ltd. .................... United States 15,159 1,422,976
a
Lattice Semiconductor Corp. ........................... United States 49,028 4,547,837
Monolithic Power Systems, Inc. ......................... United States 8,398 9,181,953
a
Onto Innovation, Inc. ................................. United States 6,955 1,426,262
16,579,028
Software 7.7%
a
Alkami Technology, Inc. ............................... United States 111,803 1,751,953
a
Arteris, Inc. ........................................ United States 161,800 2,659,992
a
Datadog, Inc. , A .................................... United States 58,132 6,862,483
a
Fair Isaac Corp. .................................... United States 3,831 4,089,746

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Guidewire Software, Inc. .............................. United States 26,699 $ 3,993,102
a
Manhattan Associates, Inc. ............................ United States 11,502 1,531,146
a,b,c
Plaid, Inc. , A ....................................... Japan 3,377 848,008
a
Procore Technologies, Inc. ............................ United States 62,087 3,538,959
a
Tyler Technologies, Inc. ............................... United States 11,119 3,806,923
29,082,312
Specialty Retail 7.0%
a
AutoZone, Inc. ..................................... United States 1,761 5,948,271
a
Burlington Stores, Inc. ................................ United States 20,099 6,539,813
a
Carvana Co. , A ..................................... United States 22,042 6,929,564
Tractor Supply Co. .................................. United States 155,585 7,048,000
26,465,648
Technology Hardware, Storage & Peripherals 0.7%
a
Everpure, Inc. , A .................................... United States 46,932 2,770,865
Trading Companies & Distributors 1.7%
Fastenal Co. ....................................... United States 46,676 2,165,766
United Rentals, Inc. .................................. United States 6,016 4,383,017
6,548,783
Total Common Stocks (Cost $ 264,240,223 ) ...................................
360,763,474
Convertible Preferred Stocks 2.7%
Aerospace & Defense 0.9%
a,b,c
Anduril Industries, Inc. , F .............................. United States 45,571 3,142,120
Diversified Consumer Services 0.2%
a,b,c
Newsela, Inc. , D .................................... United States 48,915 883,143
Software 1.6%
a,b,c
Benchling, Inc. , F ................................... United States 35,200 170,191
a,b,c
Databricks, Inc. , G .................................. United States 25,878 4,916,820
a,b,c
OneTrust LLC , C .................................... United States 82,367 891,767
5,978,778
Total Convertible Preferred Stocks (Cost $ 6,321,492 ) ..........................
10,004,041
Escrows and Litigation Trusts 0.0%
a,b
Blaize Events & Media, Inc., Escrow Account ............... United States 30,660 —
a,b
Blaize Holdings, Inc., Escrow Account .................... United States 10,198 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 270,561,715 ) .............................
370,767,515
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 155 .
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.6%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 6,113,249 $ 6,113,249
Total Money Market Funds (Cost $ 6,113,249 ) .................................
6,113,249
Total Short Term Investments (Cost $ 6,113,249 ) ...............................
6,113,249
a
Total Investments (Cost $ 276,674,964 ) 100.2% ................................
$376,880,764
Other Assets, less Liabilities (0.2) % .........................................
(865,200)
Net Assets 100.0% .........................................................
$376,015,564
a a a
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin Strategic Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Machinery 0.0%
†
a
UTEX Industries, Inc. ................................ United States 1,757 $ 70,719
Oil, Gas & Consumable Fuels 0.0%
†
b
Amplify Energy Corp. ................................ United States 431 2,690
Birch Permian Holdings, Inc. ........................... United States 4,478 25,972
28,662
Total Common Stocks (Cost $990,642) .......................................
99,381
Principal
Amount
*
Corporate Bonds 52.9%
Aerospace & Defense 1.6%
c
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 200,000 203,809
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 450,000 459,716
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 ........................ United States 700,000 666,022
Senior Bond, 6.875%, 3/15/39 ........................ United States 300,000 329,808
Senior Note, 5.15%, 5/01/30 ......................... United States 700,000 711,970
c
Bombardier, Inc. , Senior Note , 144A, 6.75% , 6/15/33 ......... Canada 250,000 258,489
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 600,000 597,784
c
Honeywell Aerospace, Inc. ,
Senior Bond, 144A, 4.95%, 3/16/36 .................... United States 200,000 198,518
Senior Bond, 144A, 5.732%, 3/16/56 ................... United States 115,000 113,752
Senior Bond, 144A, 5.852%, 3/16/66 ................... United States 80,000 79,415
Senior Note, 144A, 4.6%, 3/16/33 ..................... United States 100,000 98,882
Howmet Aerospace, Inc. ,
Senior Bond, 4.75%, 4/15/36 ......................... United States 210,000 204,251
Senior Note, 4.85%, 10/15/31 ........................ United States 250,000 252,947
4,175,363
Automobile Components 0.4%
c
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 145,000 146,251
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 600,000 536,237
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 400,000 390,782
1,073,270
Automobiles 0.3%
c
Hyundai Capital America ,
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 150,000 152,779
Senior Note, 144A, 4.75%, 9/26/31 .................... United States 500,000 495,501
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 200,000 194,662
842,942
Banks 4.7%
c
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 250,000 252,150
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 300,000 268,838
Bank of America Corp. ,
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ... United States 800,000 786,358
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 114,000 105,651

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
c
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 215,000 $ 212,123
c
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 800,000 788,922
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 800,000 791,096
Fifth Third Bancorp , Senior Note , 5.631% to 1/28/31, FRN
thereafter , 1/29/32 ................................. United States 800,000 824,873
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/03/30, FRN thereafter, 6/04/31 ... United Kingdom 800,000 739,528
Senior Bond, 2.357% to 8/17/30, FRN thereafter, 8/18/31 ... United Kingdom 300,000 270,679
Senior Note, 5.21% to 8/10/27, FRN thereafter, 8/11/28 ..... United Kingdom 550,000 554,575
Huntington Bancshares, Inc. , Senior Bond , 5.709% to 2/01/34,
FRN thereafter , 2/02/35 ............................. United States 800,000 816,588
JPMorgan Chase & Co. ,
Senior Bond, 5.336% to 1/22/34, FRN thereafter, 1/23/35 ... United States 300,000 304,701
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 185,000 187,418
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 500,000 513,862
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 800,000 795,109
c
Societe Generale SA ,
Senior Non-Preferred Bond, 144A, 2.889% to 6/08/31, FRN
thereafter, 6/09/32 ................................. France 800,000 718,800
Senior Non-Preferred Note, 144A, 1.792% to 6/08/26, FRN
thereafter, 6/09/27 ................................. France 700,000 696,350
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 1,000,000 1,005,630
c
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 500,000 459,653
Wells Fargo & Co. ,
Senior Note, 6.303% to 10/22/28, FRN thereafter, 10/23/29 .. United States 800,000 833,307
Senior Note, 5.198% to 1/22/29, FRN thereafter, 1/23/30 .... United States 450,000 457,115
12,383,326
Beverages 0.1%
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 130,000 128,941
Biotechnology 0.7%
AbbVie, Inc. ,
Senior Bond, 4.75%, 3/15/36 ......................... United States 50,000 49,075
Senior Note, 4.4%, 3/15/33 .......................... United States 150,000 147,295
Amgen, Inc. ,
Senior Bond, 4.2%, 3/01/33 .......................... United States 400,000 386,227
Senior Bond, 5.25%, 3/02/33 ......................... United States 700,000 718,601
c
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 510,000 523,238
1,824,436
Broadline Retail 0.3%
Amazon.com, Inc. ,
Senior Bond, 4.875%, 3/13/36 ........................ United States 182,000 180,412
Senior Bond, 5.8%, 3/13/56 .......................... United States 25,000 24,998
Senior Bond, 6.05%, 3/13/76 ......................... United States 165,000 164,161
Senior Note, 4.55%, 3/13/33 ......................... United States 125,000 123,833
a,c,d
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 1,036,360 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
a,c,d
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 564,697 $ —
c
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 400,000 408,579
901,983
Building Products 0.7%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 75,000 75,033
c
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 50,000 49,619
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 285,000 273,138
Owens Corning , Senior Bond , 5.7% , 6/15/34 ...............
United States 800,000 827,300
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 150,000 152,213
c
Standard Building Solutions, Inc. , Senior Note , 144A, 6.25% ,
8/01/33 ......................................... United States 330,000 326,606
1,703,909
Capital Markets 1.9%
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.383% to 7/20/31, FRN thereafter, 7/21/32 ... United States 370,000 326,751
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 110,000 107,585
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .. United States 1,000,000 986,436
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 750,000 742,316
Morgan Stanley ,
Senior Bond, 5.466% to 1/17/34, FRN thereafter, 1/18/35 ... United States 200,000 203,370
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 165,000 161,716
Senior Bond, 5.9% to 3/12/46, FRN thereafter, 3/13/47 ..... United States 160,000 159,350
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 160,000 157,356
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 230,000 228,501
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 44,000 45,096
c
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............. United States 1,200,000 1,045,945
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 150,000 151,699
c
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 300,000 311,779
UBS Group AG , Senior Note , 4.55% , 4/17/26 ..............
Switzerland 400,000 400,000
5,027,900
Chemicals 0.7%
c,e
Advancion Sciences, Inc. , Senior Note , 144A, PIK, 9.25% ,
11/01/26 ........................................ United States 277,883 215,514
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 200,000 201,565
c
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 100,000 99,553
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 800,000 779,426
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 150,000 96,714
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 465,000 478,996
1,871,768
Commercial Services & Supplies 0.7%
c,d
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 30,750
c
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 60,000 60,216
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 310,000 301,161

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 400,000 $ 405,206
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 150,000 156,075
Waste Connections, Inc. , Senior Bond , 4.8% , 7/15/36 ........
United States 190,000 186,227
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 100,000 101,375
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 500,000 515,188
1,756,198
Communications Equipment 0.4%
Motorola Solutions, Inc. , Senior Bond , 5.4% , 4/15/34 .........
United States 800,000 810,268
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 100,000 98,946
909,214
Construction & Engineering 0.3%
c
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ........... United States 800,000 772,460
Consumer Finance 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.4%, 10/29/33 ......................... Ireland 800,000 708,220
Senior Note, 4.125%, 2/28/29 ........................ Ireland 150,000 148,041
c
Avolon Holdings Funding Ltd. , Senior Note , 144A, 4.9% , 10/10/30 Ireland 800,000 794,833
Capital One Financial Corp. , Senior Bond , 5.268% to 5/09/32,
FRN thereafter , 5/10/33 ............................. United States 900,000 898,671
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 600,000 612,281
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 140,000 138,928
Senior Note, 4.2%, 10/27/28 ......................... United States 90,000 89,095
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 200,000 193,012
Senior Note, 6.75%, 9/15/33 ......................... United States 600,000 576,061
4,159,142
Consumer Staples Distribution & Retail 0.2%
c
US Foods, Inc. ,
Senior Note, 144A, 6.875%, 9/15/28 ................... United States 300,000 306,992
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 300,000 298,958
605,950
Containers & Packaging 0.4%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 170,000 168,570
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 650,000 615,767
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 425,000 375,838
1,160,175
Diversified Consumer Services 0.1%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 300,000 296,517
Diversified REITs 0.3%
c
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 400,000 387,869
VICI Properties LP , Senior Note , 5.625% , 4/01/35 ...........
United States 450,000 448,108
835,977

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 1.7%
c
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 325,000 $ 322,835
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 545,000 562,005
AT&T, Inc. , Senior Bond , 5.125% , 4/30/36 .................
United States 135,000 133,432
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 185,000 188,524
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 .................................... United States 650,000 581,221
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 205,000 212,642
c
IHS Holding Ltd. , Senior Note , 144A, 8.25% , 11/29/31 ........ Nigeria 200,000 205,352
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 585,000 578,616
Verizon Communications, Inc. ,
Senior Note, 2.355%, 3/15/32 ........................ United States 1,000,000 873,215
Senior Note, 4.75%, 1/15/33 ......................... United States 230,000 227,238
c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 400,000 355,051
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 300,000 317,195
4,557,326
Electric Utilities 2.4%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 335,000 331,149
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 110,000 109,066
c
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 396,536 415,386
c
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 600,000 586,605
DTE Electric Co. ,
Senior Bond, 5.25%, 5/15/35 ......................... United States 80,000 81,173
A, Senior Bond, 4.85%, 3/01/36 ....................... United States 155,000 152,160
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 ...........
United States 600,000 553,044
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 100,000 102,235
c
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 305,000 299,678
c
NRG Energy, Inc. , Senior Bond , 144A, 6% , 1/15/36 .......... United States 665,000 659,349
Pacific Gas and Electric Co. , Senior Bond , 5.2% , 5/01/36 .....
United States 80,000 78,000
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 ............
United States 400,000 329,580
Virginia Electric and Power Co. ,
Senior Bond, 4.95%, 3/15/36 ......................... United States 300,000 292,567
Senior Bond, 6.35%, 11/30/37 ........................ United States 85,000 91,870
c
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 1,100,000 1,074,511
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 500,000 491,628
Senior Secured Bond, 144A, 5.25%, 10/15/35 ............ United States 105,000 102,046
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 .............
United States 500,000 510,796
6,260,843
Electrical Equipment 0.2%
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 200,000 197,536

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment (continued)
Vertiv Holdings Co. ,
Senior Bond, 4.85%, 3/15/36 ......................... United States 267,000 $ 259,734
Senior Bond, 5.8%, 3/15/56 .......................... United States 60,000 57,719
514,989
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 310,000 302,652
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 800,000 768,967
1,071,619
Energy Equipment & Services 0.9%
c
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 240,000 237,794
c
Kodiak Gas Services LLC ,
Senior Note, 144A, 7.25%, 2/15/29 .................... United States 600,000 621,966
Senior Note, 144A, 5.875%, 4/01/31 ................... United States 245,000 246,365
c
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 125,000 130,301
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 100,000 96,139
c
Senior Note, 144A, 8.25%, 5/15/29 .................... United States 100,000 103,388
c
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 420,000 438,108
c
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 560,000 572,555
2,446,616
Entertainment 0.4%
c
Banijay Entertainment SAS ,
Senior Secured Note, 144A, 7%, 5/01/29 ................ France 300,000 EUR 356,359
Senior Secured Note, 144A, 8.125%, 5/01/29 ............ France 32,323 33,330
Discovery Global Holdings, Inc. , Senior Note , 4.054% , 3/15/29 .
United States 300,000 290,437
c,f
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 120,000 125,706
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 145,000 150,328
956,160
Financial Services 1.2%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 500,000 523,630
c
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 200,000 190,878
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 165,000 155,420
c
Freedom Mortgage Holdings LLC ,
Senior Note, 144A, 8.375%, 4/01/32 ................... United States 450,000 443,128
Senior Note, 144A, 7.875%, 4/01/33 ................... United States 150,000 140,791
c
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 United States 700,000 700,924
c
Osaic Holdings, Inc. , Senior Note , 144A, 8% , 8/01/33 ........ United States 350,000 345,806
c
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 .......... United States 400,000 369,642
c
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 150,000 151,799
3,022,018
Food Products 1.0%
c,e
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 109,144 116,391
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 100,000 102,311
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 430,000 419,668

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
c
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 220,000 $ 222,476
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Note, 3%, 2/02/29 ........................... United States 200,000 191,970
Senior Note, 3.625%, 1/15/32 ........................ United States 400,000 370,992
Kraft Heinz Foods Co. , Senior Bond , 5% , 6/04/42 ...........
United States 335,000 294,836
c
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............... United States 945,000 954,340
2,672,984
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ..
United States 300,000 203,510
Ground Transportation 1.1%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 200,000 203,981
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 145,000 140,698
c
SMBC Aviation Capital Finance DAC , Senior Bond , 144A, 5.7% ,
7/25/33 ......................................... Ireland 800,000 817,649
c
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 450,000 466,097
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 565,000 580,817
c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 600,000 619,267
2,828,509
Health Care Equipment & Supplies 0.8%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 800,000 827,000
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ......
United States 500,000 466,015
c
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 685,000 663,027
1,956,042
Health Care Providers & Services 2.7%
c
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 6%, 1/15/29 ................ United States 200,000 197,921
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 500,000 519,559
Cigna Group (The) , Senior Bond , 5.25% , 2/15/34 ...........
United States 800,000 810,127
c
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 200,000 207,023
CVS Health Corp. ,
Senior Bond, 1.75%, 8/21/30 ......................... United States 400,000 352,942
Senior Bond, 1.875%, 2/28/31 ........................ United States 105,000 91,705
Senior Bond, 5.3%, 6/01/33 .......................... United States 500,000 504,149
Senior Bond, 2.7%, 8/21/40 .......................... United States 600,000 423,058
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 800,000 769,680
HCA, Inc. ,
Senior Bond, 3.5%, 9/01/30 .......................... United States 1,300,000 1,234,934
Senior Note, 4.6%, 11/15/32 ......................... United States 150,000 145,954
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 200,000 202,875
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 700,000 678,780
c,e
MPH Acquisition Holdings LLC ,
Senior Secured Note, 144A, PIK, 11.5%, 12/31/30 ......... United States 72,380 64,886
Senior Secured Note, 144A, PIK, 6.75%, 3/31/31 ......... United States 322,496 215,978
Tenet Healthcare Corp. ,
c
Senior Note, 144A, 6%, 11/15/33 ...................... United States 115,000 116,453

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp., (continued)
Senior Secured Note, 6.125%, 6/15/30 ................. United States 500,000 $ 503,876
7,039,900
Health Care REITs 0.7%
Alexandria Real Estate Equities, Inc. ,
Senior Bond, 1.875%, 2/01/33 ........................ United States 1,000,000 810,682
Senior Bond, 5.25%, 5/15/36 ......................... United States 250,000 244,432
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5%, 10/15/27 .......................... United States 400,000 372,680
Senior Bond, 3.5%, 3/15/31 .......................... United States 300,000 196,350
c
Senior Secured Note, 144A, 8.5%, 2/15/32 .............. United States 100,000 101,460
1,725,604
Health Care Technology 0.3%
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 650,000 660,882
Hotel & Resort REITs 0.4%
c
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 700,000 713,189
c
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ....... United States 400,000 387,744
1,100,933
Hotels, Restaurants & Leisure 2.0%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 700,000 658,315
Airbnb, Inc. ,
Senior Bond, 5.25%, 3/16/36 ......................... United States 60,000 60,084
Senior Note, 4.65%, 3/16/31 ......................... United States 120,000 119,780
c
Caesars Entertainment, Inc. , Senior Note , 144A, 6% , 10/15/32 . United States 50,000 46,061
c
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 1,000,000 1,008,477
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 70,000 70,065
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 500,000 467,409
c
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 500,000 488,113
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 165,000 159,493
c
NCL Corp. Ltd. ,
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 300,000 297,943
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 190,000 184,496
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 150,000 149,709
c
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 100,000 101,011
Senior Note, 144A, 6%, 2/01/33 ...................... United States 600,000 606,142
c
Viking Cruises Ltd. , Senior Note , 144A, 5.875% , 10/15/33 ..... United States 465,000 459,433
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 300,000 314,639
5,191,170
Household Durables 0.4%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 165,000 159,425
c
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 70,000 69,306

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
c
K. Hovnanian Enterprises, Inc., (continued)
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 105,000 $ 103,956
c
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 130,000 134,257
c
Taylor Morrison Communities, Inc. , Senior Note , 144A, 5.75% ,
11/15/32 ........................................ United States 55,000 55,114
c
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 500,000 484,637
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 165,000 158,235
1,164,930
Household Products 0.1%
c
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 United States 400,000 373,047
Independent Power and Renewable Electricity Producers 1.4%
c
AES Andes SA ,
Senior Note, 144A, 6.3%, 3/15/29 ..................... Chile 400,000 409,516
Senior Note, 144A, 6.25%, 3/14/32 .................... Chile 200,000 205,388
c
Atlantica Sustainable Infrastructure Ltd. , Senior Note , 144A,
4.125% , 6/15/28 ................................... Spain 306,000 297,414
c
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% ,
2/15/31 ......................................... United States 500,000 463,250
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 200,000 213,507
Senior Note, 4.4%, 1/15/31 .......................... United States 115,000 113,548
c
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 939,512
c
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 120,000 120,898
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 120,000 118,748
Senior Secured Note, 144A, 8.625%, 6/01/30 ............ United States 800,000 839,629
3,721,410
Insurance 1.6%
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 6.75% , 4/15/28 .............. United States 600,000 603,618
Arthur J Gallagher & Co. , Senior Note , 5% , 2/15/32 ..........
United States 250,000 250,950
c
Asurion LLC / Asurion Co-Issuer, Inc. ,
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 290,000 301,103
Senior Secured Note, 144A, 8.375%, 2/01/34 ............ United States 370,000 359,482
c
Athene Global Funding ,
Secured Note, 144A, 5.033%, 7/17/30 .................. United States 450,000 445,535
Senior Secured Bond, 144A, 5.543%, 8/22/35 ............ United States 150,000 147,353
Brown & Brown, Inc. , Senior Bond , 5.65% , 6/11/34 ..........
United States 800,000 808,213
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 200,000 200,953
c
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 700,000 720,018
c
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 400,000 424,134
4,261,359
IT Services 0.3%
c
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 63,000 64,823
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 500,000 436,520

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 300,000 $ 298,529
799,872
Leisure Products 0.2%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 450,000 390,386
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 140,000 139,060
Machinery 0.7%
c
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 400,000 385,765
c
ESAB Corp. ,
Senior Note, 144A, 6.25%, 4/15/29 .................... United States 300,000 304,845
Senior Note, 144A, 5.625%, 4/01/31 ................... United States 250,000 252,377
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 300,000 278,186
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 700,000 705,210
1,926,383
Media 2.6%
c
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 405,000 370,944
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8% , 4/01/31 ............................... United States 1,300,000 1,167,466
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 100,000 104,721
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 500,000 529,871
c
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ..... United States 200,000 117,711
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 500,000 499,513
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 287,000 286,874
c
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 350,000 340,110
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 500,000 536,765
c
Gray Media, Inc. , Secured Note , 144A, 9.625% , 7/15/32 ...... United States 185,000 185,160
c
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 400,000 408,603
c
Nexstar Media, Inc. ,
f
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 380,000 381,534
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 235,000 236,933
c
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 380,000 366,862
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 500,000 508,750
c
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 125,000 128,920
c
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 740,000 698,189
6,868,926
Metals & Mining 0.6%
c
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 215,000 211,792
c
Commercial Metals Co. ,
Senior Bond, 144A, 6%, 12/15/35 ..................... United States 240,000 236,850
Senior Note, 144A, 5.75%, 11/15/33 ................... United States 120,000 118,851
c,f
Glencore Funding LLC , Senior Bond , 144A, 5.508% , 4/01/36 ... Australia 210,000 210,551

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
c
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 135,000 $ 138,080
c
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 300,000 284,029
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 250,000 245,424
1,445,577
Multi-Utilities 0.7%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .......
United States 1,150,000 1,113,471
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 600,000 605,512
1,718,983
Oil, Gas & Consumable Fuels 5.2%
c
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 900,000 822,491
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25% , 7/15/29 .............. United States 400,000 407,500
c
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 45,000 44,558
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 350,000 316,570
c
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 420,000 420,208
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 460,000 481,284
c
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ..... United States 700,000 674,978
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 1,200,000 1,245,064
c
Energy Transfer LP , Senior Note , 144A, 6% , 2/01/29 ......... United States 400,000 403,198
c
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ...... United Kingdom 200,000 199,352
c
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 300,000 302,102
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 500,000 511,027
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6.25% , 4/15/32 ................................... United States 260,000 251,820
c
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 600,000 607,366
c
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 800,000 803,411
MPLX LP , Senior Bond , 5.4% , 4/01/35 ....................
United States 500,000 499,745
c
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 530,000 531,762
c
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 350,000 194,250
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% ,
5/15/30 ......................................... United States 1,600,000 1,588,915
c
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 65,000 64,525
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 140,000 137,955
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 135,000 132,200
c
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 165,000 163,607
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 ............ United States 300,000 278,430
Senior Secured Note, 144A, 3.875%, 8/15/29 ............ United States 300,000 285,298
c
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 700,000 728,347
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 200,000 224,281
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 60,000 63,588
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 200,000 219,958
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 340,000 354,647
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 204,000 205,715

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Western Midstream Operating LP , Senior Note , 144A, 7.25% ,
4/01/30 ......................................... United States 400,000 $ 421,417
13,585,569
Passenger Airlines 0.4%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 900,000 895,653
c
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 200,000 206,595
1,102,248
Personal Care Products 0.2%
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 625,000 625,981
Pharmaceuticals 1.2%
c
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 889,000 880,241
Merck & Co., Inc. ,
Senior Bond, 4.75%, 12/04/35 ........................ United States 130,000 127,619
Senior Note, 4.45%, 12/04/32 ........................ United States 80,000 79,480
Novartis Capital Corp. ,
Senior Bond, 4.9%, 3/18/36 .......................... United States 175,000 174,649
Senior Bond, 5.7%, 3/18/56 .......................... United States 95,000 95,746
Senior Note, 4.1%, 11/05/30 ......................... United States 580,000 573,719
Senior Note, 4.6%, 3/18/33 .......................... United States 145,000 144,426
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 345,000 343,789
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 125,000 123,412
Senior Bond, 3.3%, 9/02/40 .......................... United States 500,000 379,440
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 285,000 211,611
3,134,132
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 5.375% , 4/01/35 ...........
United States 300,000 302,630
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
Senior Bond, 4.95%, 1/15/36 ......................... United States 125,000 123,329
Senior Bond, 5.7%, 1/15/56 .......................... United States 20,000 19,910
c
Foundry JV Holdco LLC , Senior Secured Bond , 144A, 6.25% ,
1/25/35 ......................................... United States 800,000 838,741
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 835,000 796,489
c
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 565,000 571,998
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 115,000 115,281
2,465,748
Software 1.1%
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 450,000 437,807
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 300,000 248,186
Oracle Corp. ,
Senior Bond, 4.3%, 7/08/34 .......................... United States 900,000 798,601
Senior Bond, 5.7%, 2/04/36 .......................... United States 295,000 283,767
Senior Bond, 6.7%, 2/04/56 .......................... United States 95,000 88,239
Senior Note, 4.8%, 9/26/32 .......................... United States 115,000 109,554
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 350,000 349,503

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............
United States 478,000 $ 479,085
2,794,742
Specialized REITs 0.7%
American Tower Corp. , Senior Note , 4.7% , 12/15/32 .........
United States 100,000 98,303
c
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ......... United States 900,000 917,893
c
Millrose Properties, Inc. ,
Senior Note, 144A, 6.375%, 8/01/30 ................... United States 525,000 525,191
Senior Note, 144A, 6.25%, 9/15/32 .................... United States 175,000 172,013
1,713,400
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34
United States 900,000 908,405
c
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 300,000 305,133
1,213,538
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 200,000 200,439
Tobacco 0.6%
BAT Capital Corp. ,
Senior Bond, 4.39%, 8/15/37 ......................... United Kingdom 189,000 171,820
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 555,000 543,410
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 800,000 822,638
1,537,868
Trading Companies & Distributors 0.5%
c
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 United States 400,000 418,004
c
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 450,000 459,390
c
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 . United States 500,000 509,579
1,386,973
Transportation Infrastructure 0.0%
†
c,g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, 2.58% ,
9/30/36 ......................................... United States 146,667 112,200
Wireless Telecommunication Services 1.0%
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 500,000 525,895
a,g
Digicel Group Holdings Ltd. ,
29.251%, 11/17/33 ................................ Bermuda 29,663 939
31.65%, 11/17/33 ................................. Bermuda 10,459 1,282
c
Iliad Holding SAS ,
Senior Secured Note, 144A, 7%, 10/15/28 ............... France 600,000 604,328
Senior Secured Note, 144A, 7%, 4/15/32 ................ France 525,000 526,285
T-Mobile USA, Inc. , Senior Bond , 5% , 2/15/36 ..............
United States 260,000 256,176
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 600,000 630,353
2,545,258
Total Corporate Bonds (Cost $140,826,842) ...................................
138,169,235

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests 1.9%
h
Aerospace & Defense 0.0%
†
TransDigm, Inc., First Lien, CME Term Loan, K, 5.923%, (1-month
SOFR + 2.25%), 3/22/30 ............................ United States 69,650 $ 69,729
f
VSE Corp., First Lien, CME Term Loan, B, 5.474%, (12-month
SOFR + 2%), 3/17/33 ............................... United States 13,724 13,727
83,456
a a a a a a
Air Freight & Logistics 0.0%
†
h
Rand Parent LLC, First Lien, CME Term Loan, B, 6.7%, (3-month
SOFR + 3%), 3/18/30 ............................... United States 49,995 49,997
h
Automobile Components 0.1%
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C, 6.912%, (3-month SOFR + 3.25%), 2/03/33 ............ United States 32,754 32,672
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 6.423%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 79,600 79,500
e
First Brands Group LLC, First Lien, 2021 CME Term Loan, PIK,
7%, (1-month SOFR + 7%), 3/30/27 .................... United States 7,918 23
e
First Brands Group LLC, First Lien, Debtor-In-Possession Roll Up
CME Term Loan, PIK, 10.671%, (1-month SOFR + 7%), 6/29/26 United States 72,800 277
e
First Brands Group LLC, First Lien, USD Debtor-In-Possession
New Money CME Term Loan, PIK, 13.671%, (1-month SOFR +
10%), 6/29/26 .................................... United States 29,771 7,257
e
First Brands Group LLC, Second Lien, 2021 CME Term Loan,
PIK, 14.282%, (1-month SOFR + 10.5%), 3/30/28 ......... United States 117,098 131
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan, 7.173%, (3-month SOFR + 3.5%), 2/19/30 ...... United States 45,147 45,147
165,007
a a a a a a
Beverages 0.0%
†
f,h
Primo Brands Corp., First Lien, CME Term Loan, B, 6.224%,
(12-month SOFR + 2.75%), 3/19/31 .................... United States 33,107 33,200
h
Biotechnology 0.0%
†
f
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, B,
5.174%, (12-month SOFR + 1.75%), 1/28/33 ............. United States 31,458 31,419
Genmab A/S, First Lien, Initial CME Term Loan, B, 6.733%,
(3-month SOFR + 3%), 12/13/32 ...................... Denmark 14,500 14,572
45,991
a a a a a a
Broadline Retail 0.0%
†
h
Peer Holding III BV, First Lien, CME Term Loan, B5B, 6.2%,
(3-month SOFR + 2.5%), 7/01/31 ...................... Netherlands 50,598 50,558
h
Building Products 0.1%
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan, 6.418%, (1-month SOFR + 2.75%), 9/08/32 . United States 10,157 10,077
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.122%, (6-month SOFR + 2.25%), 8/04/31 . United States 34,972 34,954
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.918%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 41,880 41,892
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3, 5.923%,
(1-month SOFR + 2.25%), 2/10/32 ..................... United States 27,310 27,293
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.668%, (1-month SOFR + 3%), 3/30/29 ............ United States 7,810 7,816
122,032
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
h
Capital Markets 0.1%
Citadel Securities Global Holdings LLC, First Lien, 2024 CME
Term Loan, 5.672%, (3-month SOFR + 2%), 10/31/31 ...... United States 42,101 $ 42,198
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan, 6.673%, (1-month SOFR + 3%), 4/07/28 ... United States 25,537 25,542
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.673%, (3-month SOFR + 2%), 12/15/31 ................ United States 71,435 70,218
Osmosis Buyer Ltd., First Lien, 2026 Refinancing CME Term
Loan, B, 6.412%, (1-month SOFR + 2.75%; 3-month SOFR +
2.75%), 7/31/28 ................................... United Kingdom 59,624 59,559
197,517
a a a a a a
h
Chemicals 0.1%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan, 6.417%,
(3-month SOFR + 2.75%), 9/09/31 ..................... United States 25,277 25,341
Albaugh LLC, First Lien, Initial CME Term Loan, 7.417%,
(3-month SOFR + 3.75%), 4/06/29 ..................... United States 59,129 57,047
Indicor LLC, First Lien, Dollar CME Term Loan, E, 6.173%,
(1-month SOFR + 2.5%), 11/22/29 ..................... United States 80,547 80,642
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan,
6.918%, (1-month SOFR + 3.25%), 2/18/30 .............. Luxembourg 83,285 73,030
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1,
8.018%, (1-month SOFR + 4.25%), 4/02/29 .............. United States 41,447 32,640
Paint Intermediate III LLC, First Lien, Initial CME Term Loan, B,
6.666%, (3-month SOFR + 3%), 10/09/31 ................ United States 69,649 69,475
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.417%, (3-month SOFR + 1.75%), 10/29/32 ............. United States 25,210 25,373
363,548
a a a a a a
h
Commercial Services & Supplies 0.1%
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan, 6.918%, (1-month SOFR +
3.25%), 8/20/32 ................................... United States 34,344 34,387
Garda World Security Corp., First Lien, Fifteenth Additional CME
Term Loan, 6.422%, (3-month SOFR + 2.75%), 2/01/29 ..... Canada 82,664 82,251
OPENLANE, Inc., First Lien, 2025 Incremental CME Term Loan,
6.14%, (3-month SOFR + 2.5%), 10/08/32 ............... United States 27,930 27,965
Spin Holdco, Inc., First Lien, Initial CME Term Loan, 7.933%,
(3-month SOFR + 4%), 9/04/30 ....................... United States 14,380 11,360
f
WMB Holdings, Inc., First Lien, USD CME Term Loan, B, 5.668%,
(1-month SOFR + 2%), 11/05/29 ...................... United States 96,736 96,253
252,216
a a a a a a
Communications Equipment 0.0%
†
h
Viavi Solutions, Inc., First Lien, CME Term Loan, 6.171%,
(3-month SOFR + 2.5%), 10/18/32 ..................... United States 18,166 18,234
Construction & Engineering 0.0%
†
h
Radar Bidco SARL, First Lien, CME Term Loan, B, 6.414%,
(3-month SOFR + 2.75%), 4/04/31 ..................... Luxembourg 41,562 41,458
Consumer Finance 0.0%
†
h
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan, B1, 6.173%, (1-month SOFR + 2.5%), 11/17/31 ...... United States 71,779 70,433
h
Containers & Packaging 0.1%
BradyPlus Holdings LLC, First Lien, Initial CME Term Loan,
7.19%, (3-month SOFR + 3.5%), 12/29/32 ............... United States 100,000 98,625

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
h
Containers & Packaging (continued)
Charter Next Generation, Inc., First Lien, Initial CME Term Loan,
6.171%, (1-month SOFR + 2.5%), 11/29/30 .............. United States 41,452 $ 41,256
Graham Packaging Co., Inc., First Lien, Initial CME Term Loan,
5.918%, (1-month SOFR + 2.25%), 1/26/33 .............. United States 12,878 12,768
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.668%, (1-month SOFR + 3%), 9/30/32 ......... United States 34,533 34,245
186,894
a a a a a a
Distributors 0.0%
†
h
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 71,955 70,105
h
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.418%, (1-month SOFR + 1.75%), 9/30/31 .............. United States 63,575 63,492
Astoria Energy LLC, First Lien, Advance CME Term Loan, B,
5.918%, (1-month SOFR + 2.25%), 6/23/32 .............. United States 19,135 19,193
82,685
a a a a a a
Electrical Equipment 0.0%
†
h
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B,
6.161%, (3-month SOFR + 2.5%), 10/01/32 .............. United States 20,405 20,453
h
Entertainment 0.1%
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.537%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 43,124 40,684
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B5,
5.664%, (3-month SOFR + 2%), 11/21/31 ................ United States 84,497 84,550
125,234
a a a a a a
h
Financial Services 0.0%
†
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 56,331 55,626
Speed Midco 3 SARL, First Lien, USD CME Term Loan, B,
6.288%, (6-month SOFR + 2.5%), 10/07/32 .............. Luxembourg 20,417 20,136
75,762
a a a a a a
h
Food Products 0.1%
Chobani LLC, First Lien, Closing Date CME Term Loan, 5.918%,
(1-month SOFR + 2.25%), 10/28/32 .................... United States 38,074 38,132
Froneri International Ltd., First Lien, CME Term Loan, B4,
5.877%, (6-month SOFR + 2.25%), 9/30/31 .............. United Kingdom 115,620 113,507
151,639
a a a a a a
h
Ground Transportation 0.1%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan, 6.664%, (3-month SOFR + 3%), 5/21/31 ....... United Kingdom 13,971 14,001
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B,
5.95%, (3-month SOFR + 2.25%), 8/15/30 ............... United States 24,094 24,047
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C,
5.95%, (3-month SOFR + 2.25%), 8/15/30 ............... United States 4,409 4,400
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4, 6.923%, (1-month SOFR + 3.25%), 1/25/29 ...... United States 49,621 49,113

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
h
Ground Transportation (continued)
WWEX Uni Topco Holdings LLC, First Lien, Initial CME Term
Loan, 7.7%, (3-month SOFR + 4%), 7/26/28 .............. United States 59,075 $ 59,194
150,755
a a a a a a
h
Health Care Equipment & Supplies 0.1%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.418%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 71,364 71,609
f
Hologic, Inc., First Lien, CME Term Loan, B, 5.755%, (12-month
SOFR + 2.25%), 1/14/33 ............................ United States 100,000 98,932
170,541
a a a a a a
h
Health Care Providers & Services 0.1%
Medical Solutions Holdings, Inc., First Lien, CME Term Loan,
7.267%, (3-month SOFR + 3.5%), 11/01/28 .............. United States 66,656 14,387
Pacific Dental Services, Inc., First Lien, CME Term Loan, 6.175%,
(1-month SOFR + 2.5%), 3/17/31 ...................... United States 41,944 42,023
Paradigm Parent LLC, First Lien, Initial CME Term Loan, 8.172%,
(3-month SOFR + 4.5%), 4/16/32 ...................... United States 34,825 28,905
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.168%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 49,251 49,328
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan, 6.173%, (1-month SOFR + 2.5%), 12/19/30 ..... United States 6,017 6,026
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan,
7.782%, (1-month SOFR + 4%), 10/02/28 ................ United States 66,682 66,795
207,464
a a a a a a
Health Care Technology 0.0%
†
h
Cotiviti, Inc., First Lien, New CME Term Loan, B, 6.418%,
(1-month SOFR + 2.75%), 5/01/31 ..................... United States 34,736 32,087
h
Hotels, Restaurants & Leisure 0.1%
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.918%, (1-month SOFR + 2.25%), 2/06/30 ... United States 42,744 41,622
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan,
7.423%, (1-month SOFR + 3.75%), 1/28/32 .............. United States 63,903 62,910
Golden State Foods LLC, First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 12/04/31 ..................... United States 33,475 33,562
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B, 6.173%, (1-month SOFR + 2.5%), 8/03/28 ........ United States 77,439 77,404
215,498
a a a a a a
Household Durables 0.0%
†
h
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.7%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 68,477 68,270
Household Products 0.0%
†
h
Lavender Dutch BorrowerCo BV, First Lien, USD CME Term
Loan, B, 6.935%, (3-month SOFR + 3.25%), 12/30/32 ...... Netherlands 23,770 23,473
Independent Power and Renewable Electricity Producers 0.0%
†
h
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.418%, (1-month SOFR +
1.75%), 7/31/30 ................................... United States 50,000 50,078
h
Insurance 0.1%
Acrisure LLC, First Lien, 2025 Refinancing CME Term Loan, B,
6.918%, (1-month SOFR + 3.25%), 6/21/32 .............. United States 28,978 28,127

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
h
Insurance (continued)
Acrisure LLC, First Lien, CME Term Loan, B6, 6.668%, (1-month
SOFR + 3%), 11/06/30 .............................. United States 29,263 $ 28,407
Asurion LLC, First Lien, New CME Term Loan, B10, 7.768%,
(1-month SOFR + 4%), 8/21/28 ....................... United States 24,571 24,589
Asurion LLC, First Lien, New CME Term Loan, B11, 8.023%,
(1-month SOFR + 4.25%), 8/21/28 ..................... United States 1,069 1,070
Broadstreet Partners Group LLC, First Lien, 2024 CME Term
Loan, B, 6.168%, (1-month SOFR + 2.5%), 6/16/31 ........ United States 121,139 118,361
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan, 6.168%, (1-month SOFR + 2.5%), 7/31/31 .. United States 68,476 67,327
267,881
a a a a a a
h
IT Services 0.0%
†
Kaseya, Inc., First Lien, Initial CME Term Loan, 6.918%, (1-month
SOFR + 3.25%), 3/22/32 ............................ United States 79,200 74,192
MH Sub I LLC, First Lien, 2024 December New CME Term Loan,
7.923%, (1-month SOFR + 4.25%), 12/31/31 ............. United States 10,612 7,123
81,315
a a a a a a
h
Machinery 0.0%
†
Columbus McKinnon Corp., First Lien, Initial CME Term Loan,
7.2%, (3-month SOFR + 3.5%), 2/03/33 ................. United States 12,787 12,755
Tiger Acquisition LLC, First Lien, Refinancing Initial CME Term
Loan, 6.181%, (1-month SOFR + 2.5%), 8/23/32 .......... United States 11,608 11,633
24,388
a a a a a a
h
Media 0.1%
Advantage Sales & Marketing, Inc., First Lien, CME Term Loan,
B1, 8.163%, (3-month SOFR + 4.25%), 10/28/27 .......... United States 27,611 20,967
Cengage Learning, Inc., First Lien, 2026 Refinancing CME Term
Loan, 6.672%, (1-month SOFR + 3%; 3-month SOFR + 3%),
3/24/31 ......................................... United States 51,942 50,989
f
Nexstar Media, Inc., First Lien, CME Term Loan, B7, 6.224%,
(12-month SOFR + 2.75%), 3/18/33 .................... United States 35,000 34,650
106,606
a a a a a a
h
Oil, Gas & Consumable Fuels 0.1%
f
CQP Holdco LP, First Lien, CME Term Loan, B, 5.423%, (1-month
SOFR + 1.75%), 12/31/32 ........................... United States 100,000 99,641
Delek US Holdings, Inc., First Lien, CME Term Loan, B, 7.268%,
(1-month SOFR + 3.5%), 11/19/29 ..................... United States 49,615 49,739
UGI Energy Services LLC, First Lien, Initial CME Term Loan,
6.168%, (1-month SOFR + 2.5%), 2/22/30 ............... United States 82,796 83,074
232,454
a a a a a a
h
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.918%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 30,542 30,313
American Airlines, Inc., First Lien, Initial CME Term Loan, 5.907%,
(3-month SOFR + 2.25%), 6/04/29 ..................... United States 63,353 61,643
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan,
5.418%, (3-month SOFR + 1.75%), 10/15/31 ............. United States 67,618 67,477
United Airlines, Inc., First Lien, CME Term Loan, B, 5.431%,
(1-month SOFR + 1.75%), 2/24/31 ..................... United States 43,861 43,847
203,280
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Pharmaceuticals 0.0%
†
h
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.181%, (1-month SOFR + 2.5%), 12/04/31 ..... United States 29,850 $ 29,631
Semiconductors & Semiconductor Equipment 0.0%
†
h
Altar Bidco, Inc., First Lien, CME Term Loan, 6.608%, (12-month
SOFR + 3.1%), 2/01/29 ............................. United States 49,613 49,396
h
Software 0.1%
Adeia, Inc., First Lien, Initial CME Term Loan, B6, 6.173%,
(1-month SOFR + 2.5%), 6/08/28 ...................... United States 85,252 85,251
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan, 6.922%, (3-month SOFR + 3.25%), 7/06/29 ......... United States 59,100 42,336
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan, 7.676%,
(1-month SOFR + 4%), 12/09/31 ...................... United States 23,575 22,632
KnowBe4, Inc., First Lien, CME Term Loan, 7.417%, (3-month
SOFR + 3.75%), 7/23/32 ............................ United States 31,172 27,951
McAfee Corp., First Lien, CME Term Loan, B1, 6.668%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 66,070 59,215
Ping Identity Holding Corp., First Lien, Initial CME Term Loan,
6.422%, (1-month SOFR + 2.75%), 11/15/32 ............. United States 16,588 16,401
f
Tuple US Bidco LLC, First Lien, USD CME Term Loan, B1,
7.385%, (6-month SOFR + 3.75%), 1/14/33 .............. United States 49,304 47,948
301,734
a a a a a a
h
Specialty Retail 0.2%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan, 6.686%,
(3-month SOFR + 3%), 9/17/32 ....................... United States 42,639 42,746
e
GNC Holdings, Inc., Second Lien, CME Term Loan, PIK, 9.768%,
(1-month SOFR + 6%), 10/07/26 ...................... United States 349,110 272,306
Great Outdoors Group LLC, First Lien, CME Term Loan, B,
6.918%, (1-month SOFR + 3.25%), 1/23/32 .............. United States 45,997 45,980
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.918%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 79,308 76,463
437,495
a a a a a a
Trading Companies & Distributors 0.0%
†
h
DXP Enterprises, Inc., First Lien, Initial CME Term Loan, 6.918%,
(1-month SOFR + 3.25%), 10/11/30 .................... United States 24,875 25,046
Water Utilities 0.0%
†
h
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
6.421%, (1-month SOFR + 2.75%), 10/01/32 ............. United States 13,922 13,992
Total Senior Floating Rate Interests (Cost $5,282,004) .........................
4,897,803
i
Marketplace Loans 0.1%
a
Financial Services 0.1%
a a a a a a
Total Marketplace Loans (Cost $395,902) .....................................
352,327
Foreign Government and Agency Securities 8.4%
c
Angola Government Bond , Senior Bond , 144A, 8.75% , 4/14/32 . Angola 550,000 534,775
c
Argentina Provincia de Cordoba , Senior Note , 144A, 8.6% ,
2/03/35 ......................................... Argentina 140,000 133,875
c
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 600,000 534,289
c
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 600,000 EUR 611,638
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 1,100,000 1,050,940

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Brazil Government Bond, (continued)
Senior Bond, 6%, 10/20/33 ........................... Brazil 230,000 $ 231,219
c
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 160,000 154,728
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 190,000 EUR 220,051
c
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 240,000 EUR 239,933
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 520,000 526,890
Colombia Government Bond ,
Senior Bond, 8%, 11/14/35 ........................... Colombia 600,000 629,424
Senior Note, 7.375%, 4/25/30 ......................... Colombia 200,000 207,826
Senior Note, 4.5%, 11/26/30 .......................... Colombia 200,000 EUR 223,951
c
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 380,000 389,299
c
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 520,000 524,836
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 560,000 517,384
c
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 600,000 603,900
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 250,000 222,339
c
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 370,000 379,677
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 370,000 383,026
c
El Salvador Government Bond ,
Senior Bond, 144A, 7.65%, 6/15/35 .................... El Salvador 260,000 254,886
Senior Bond, Reg S, 8.625%, 2/28/29 .................. El Salvador 250,000 260,997
c
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 200,000 204,814
c
Gabon Government Bond , Senior Bond , 144A, 6.625% , 2/06/31 Gabon 470,000 393,689
c
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 270,000 230,965
c
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 760,000 799,900
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 240,000 257,790
c
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 600,000 602,159
c
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 480,000 480,650
c
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 485,000 472,441
c
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 440,000 471,081
c
Ivory Coast Government Bond ,
Senior Bond, 144A, 6.125%, 6/15/33 ................... Ivory Coast 200,000 188,908
Senior Bond, Reg S, 4.875%, 1/30/32 .................. Ivory Coast 690,000 EUR 745,285
c
Jordan Government Bond , Senior Note , 144A, 7.5% , 1/13/29 .. Jordan 200,000 205,645
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 300,000 265,545
c
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 220,000 EUR 252,733
c
Nigeria Government Bond , Senior Bond , 144A, 8.631% , 1/13/36 Nigeria 510,000 531,742
c
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 100,000 EUR 109,864
c
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 870,000 807,578
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 640,000 584,704
Petroleos Mexicanos , Senior Note , 10% , 2/07/33 ............
Mexico 305,000 347,683
c
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 600,000 580,204
c
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 670,000 EUR 746,034
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 680,000 667,316

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
Serbia Government Bond ,
Senior Bond, Reg S, 6.5%, 9/26/33 .................... Serbia 210,000 $ 219,385
Senior Note, Reg S, 6.25%, 5/26/28 .................... Serbia 420,000 428,921
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 600,000 598,247
c
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 500,000 515,928
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 840,000 917,579
c
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 400,000 418,116
Total Foreign Government and Agency Securities (Cost $21,696,773) ............
21,880,789
U.S. Government and Agency Securities 10.3%
FFCB , 2.1%, 2/25/36 .................................
United States 805,000 651,192
U.S. Treasury Bonds , 4.625%, 11/15/55 ..................
United States 950,000 907,844
U.S. Treasury Notes ,
3.625%, 5/15/26 .................................. United States 400,000 399,926
2.25%, 2/15/27 ................................... United States 1,400,000 1,381,947
2.75%, 7/31/27 ................................... United States 3,850,000 3,796,536
3.875%, 11/30/27 ................................. United States 4,000,000 4,002,812
2.875%, 5/15/28 .................................. United States 2,500,000 2,452,930
3.125%, 11/15/28 ................................. United States 2,900,000 2,850,043
2.625%, 2/15/29 .................................. United States 1,000,000 967,637
3.5%, 1/31/30 .................................... United States 1,750,000 1,725,937
4.125%, 8/31/30 .................................. United States 2,600,000 2,620,414
2.875%, 5/15/32 .................................. United States 1,300,000 1,216,084
2.75%, 8/15/32 ................................... United States 500,000 462,559
4.125%, 11/15/32 ................................. United States 3,500,000 3,501,914
Total U.S. Government and Agency Securities (Cost $26,728,103) ...............
26,937,775
Asset-Backed Securities 3.6%
Financial Services 3.6%
c,h
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
5.012% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 293,745 294,092
c
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 667,000 657,415
c,h
Dryden 75 CLO Ltd. , 2019-75A , AR3 , 144A, FRN , 4.712% ,
( 3-month SOFR + 1.04% ), 4/14/34 . .................... United States 1,400,000 1,400,517
c
FIGRE Trust ,
2025-FL1, A1, 144A, 5.265%, 7/25/55 .................. United States 216,257 216,214
j
2025-HE4, A, 144A, FRN, 5.408%, 7/25/55 .............. United States 526,292 527,111
j
2025-HE5, A, 144A, FRN, 5.285%, 8/25/55 .............. United States 157,552 157,242
c
GS Mortgage-Backed Securities Trust ,
2025-CES2, A1, 144A, 5.18%, 9/25/55 .................. United States 237,842 237,227
h
2025-HE1, A1, 144A, FRN, 5.212%, (30-day SOFR Average +
1.55%), 10/25/55 .................................. United States 262,974 263,486
c
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 .................... United States 1,218,368 1,198,101
2021-3, B, 144A, 2.649%, 1/17/41 ..................... United States 430,868 403,992
c,j
J.P. Morgan Mortgage Trust , 2025-CES2 , A1 , 144A, FRN ,
5.592% , 6/25/55 . .................................. United States 210,268 211,145
c,h
LCM XVII LP , 17A , BRR , 144A, FRN , 5.534% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................. United States 157,520 157,912
c
Lendbuzz Securitization Trust ,
2026-1A, C, 144A, 5.74%, 9/15/31 ..................... United States 131,862 132,348
2026-1A, D, 144A, 6.86%, 2/15/33 ..................... United States 200,067 201,784
c,h
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
4.904% , ( 3-month SOFR + 1.232% ), 4/15/31 . ............. United States 38,895 38,938

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 235,871 $ 235,052
c
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 1,031,290 1,023,608
c
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 511,000 507,947
c
Towd Point Mortgage Trust ,
2024-CES6, A1, 144A, 5.725%, 11/25/64 ................ United States 442,692 444,598
h
2025-HE1, A1A, 144A, FRN, 5.012%, (30-day SOFR Average +
1.35%), 7/25/65 ................................... United States 185,381 185,479
c
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 154,682 153,933
c,h
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 5.78% , ( 3-month
SOFR + 2.112% ), 4/25/31 . ........................... United States 780,000 783,634
9,431,775
a a a a a a
Total Asset-Backed Securities (Cost $9,492,827) ..............................
9,431,775
Commercial Mortgage-Backed Securities 7.0%
Financial Services 7.0%
j
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.192% , 9/15/48 .............................. United States 283,222 280,478
j,k
BANK , 2020-BN26 , XA , IO, FRN , 1.19% , 3/15/63 ........... United States 2,906,442 99,107
j,k
BANK5 Trust ,
c
2025-5YR13, XA, IO, 144A, FRN, 1.062%, 1/15/58 ......... United States 5,493,355 200,800
2025-5YR14, XA, IO, FRN, 0.983%, 4/15/58 ............. United States 4,481,778 158,594
j
BBCMS Mortgage Trust ,
k
2024-5C25, XA, IO, FRN, 1.193%, 3/15/57 ............... United States 4,998,817 152,615
k
2024-5C31, XA, IO, FRN, 1.061%, 12/15/57 .............. United States 4,212,853 145,292
k
2025-5C33, XA, IO, FRN, 0.817%, 3/15/58 ............... United States 6,005,359 172,798
2026-5C40, C, FRN, 5.813%, 2/15/59 .................. United States 398,000 397,216
Benchmark Mortgage Trust ,
j,k
2020-B17, XA, IO, FRN, 1.393%, 3/15/53 ................ United States 6,857,362 267,653
j,k
2020-B20, XA, IO, FRN, 1.521%, 10/15/53 ............... United States 4,005,629 184,069
j,k
2020-B22, XA, IO, FRN, 1.489%, 1/15/54 ................ United States 2,886,004 163,222
j,k
2024-V12, XA, IO, FRN, 0.847%, 12/15/57 ............... United States 5,599,495 163,032
j,k
2025-V13, XA, IO, FRN, 0.914%, 2/15/58 ................ United States 5,224,000 151,454
j,k
2025-V14, XA, IO, FRN, 0.768%, 4/15/57 ................ United States 6,943,764 190,910
2026-V21, AS, 5.506%, 3/15/31 ....................... United States 482,000 488,069
j,k
2026-V21, XA, IO, FRN, 1.648%, 11/15/30 ............... United States 2,405,000 151,660
c,j
BFLD Commercial Mortgage Trust , 2025-5MW , A , 144A, FRN ,
4.674% , 10/10/42 .................................. United States 411,000 408,180
j,k
BMO Mortgage Trust ,
2024-5C8, XA, IO, FRN, 1.02%, 12/15/57 ................ United States 5,157,105 176,755
2025-5C9, XA, IO, FRN, 0.707%, 4/15/58 ................ United States 6,416,919 163,551
c,h
BX Commercial Mortgage Trust ,
2022-LP2, A, 144A, FRN, 4.685%, (1-month SOFR + 1.013%),
2/15/39 ......................................... United States 64,639 64,643
2026-CSMO, C, 144A, FRN, 5.673%, ( 1-month SOFR + 2%),
2/15/43 ......................................... United States 406,000 407,231
c
BX Trust ,
j
2025-ARIA, C, 144A, FRN, 5.517%, 12/13/42 ............. United States 536,000 534,968
h
2025-VOLT, A, 144A, FRN, 5.373%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 175,000 174,772
CFCRE Commercial Mortgage Trust ,
2016-C6, B, 3.804%, 11/10/49 ........................ United States 437,000 416,801
2016-C7, A3, 3.839%, 12/10/54 ....................... United States 280,000 278,360
j
Citigroup Commercial Mortgage Trust ,
2014-GC21, C, FRN, 4.78%, 5/10/47 ................... United States 38,789 38,347

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
Citigroup Commercial Mortgage Trust, (continued)
2015-GC33, C, FRN, 4.336%, 9/10/58 .................. United States 127,000 $ 110,712
COMM Mortgage Trust ,
c
2012-CR3, B, 144A, 3.922%, 10/15/45 .................. United States 353,687 345,226
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 416,000 403,906
j
2014-CR14, C, FRN, 3.133%, 2/10/47 .................. United States 414,000 405,965
2014-CR17, B, 4.377%, 5/10/47 ....................... United States 413,612 409,806
j
2014-CR17, C, FRN, 4.471%, 5/10/47 .................. United States 383,000 362,019
2014-UBS3, B, 4.313%, 6/10/47 ....................... United States 375,225 364,730
c,j
2014-UBS6, D, 144A, FRN, 3.731%, 12/10/47 ............ United States 279,689 270,942
j
2015-CR26, B, FRN, 4.613%, 10/10/48 ................. United States 90,298 88,586
j
CSAIL Commercial Mortgage Trust ,
2015-C1, B, FRN, 3.742%, 4/15/50 .................... United States 336,264 324,318
k
2019-C17, XA, IO, FRN, 1.309%, 9/15/52 ................ United States 11,602,127 388,431
k
2021-C20, XA, IO, FRN, 0.987%, 3/15/54 ................ United States 4,309,699 153,580
GS Mortgage Securities Trust ,
c,j
2013-GC13, AS, 144A, FRN, 3.856%, 7/10/46 ............ United States 102,429 101,684
c,j
2013-GC13, B, 144A, FRN, 3.856%, 7/10/46 ............. United States 350,000 343,432
j
2014-GC24, B, FRN, 4.297%, 9/10/47 .................. United States 172,012 166,571
2016-GS2, A4, 3.05%, 5/10/49 ........................ United States 69,028 68,932
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2016-JP2, AS, 3.056%, 8/15/49 ....................... United States 420,000 411,219
2016-JP3, AS, 3.144%, 8/15/49 ....................... United States 429,000 416,570
j
JPMBB Commercial Mortgage Securities Trust , 2014-C18 , C ,
FRN , 4.474% , 2/15/47 .............................. United States 350,000 342,119
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 247,465 245,309
c,j
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
5.935% , 10/15/42 .................................. United States 479,000 487,203
Morgan Stanley Bank of America Merrill Lynch Trust ,
j
2013-C10, B, FRN, 3.951%, 7/15/46 ................... United States 357,954 340,302
j
2013-C10, C, FRN, 3.951%, 7/15/46 ................... United States 777,000 719,394
j
2013-C9, B, FRN, 3.708%, 5/15/46 .................... United States 638,619 610,023
j
2013-C9, C, FRN, 3.704%, 5/15/46 .................... United States 459,000 424,088
j
2015-C21, B, FRN, 3.854%, 3/15/48 ................... United States 479,424 469,820
j
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 440,000 409,135
j
2015-C22, C, FRN, 3.97%, 4/15/48 .................... United States 678,000 592,651
c
2015-C26, D, 144A, 3.06%, 10/15/48 ................... United States 248,862 239,172
j
2016-C32, AS, FRN, 3.994%, 12/15/49 ................. United States 231,000 226,542
j,k
2025-5C1, XA, IO, FRN, 1.156%, 3/15/58 ................ United States 4,396,399 174,335
j,k
Morgan Stanley Capital I Trust , 2021-L5 , XA , IO, FRN , 1.26% ,
5/15/54 ......................................... United States 3,263,730 136,133
c,j
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 ......... United States 269,000 268,142
c,j
VRTX Trust , 2025-HQ , D , 144A, FRN , 6.596% , 8/05/42 ....... United States 406,000 408,609
j,k
Wells Fargo Commercial Mortgage Trust ,
2019-C49, XA, IO, FRN, 1.227%, 3/15/52 ................ United States 7,245,395 211,376
2025-5C3, XA, IO, FRN, 0.814%, 1/15/58 ................ United States 4,618,546 129,502
j
WFRBS Commercial Mortgage Trust ,
2014-C21, B, FRN, 4.213%, 8/15/47 ................... United States 361,761 356,842
2014-C23, B, FRN, 4.315%, 10/15/57 ................... United States 215,000 208,611
18,166,514
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $18,144,902) ..............
18,166,514

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 16.0%
l
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 5.848%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 United States 3,310 $ 3,374
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.7%
FHLMC Gold Pool, 30 Year, 5%, 4/01/34 - 8/01/35 ........... United States 49,241 49,256
FHLMC Gold Pool, 30 Year, 5.5%, 6/01/33 - 1/01/35 ......... United States 26,373 26,672
FHLMC Gold Pool, 30 Year, 6%, 4/01/33 - 2/01/36 ........... United States 29,202 29,965
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........ United States 2,078 2,155
FHLMC Gold Pool, 30 Year, 7%, 4/01/30 .................. United States 329 346
FHLMC Gold Pool, 30 Year, 7.5%, 8/01/30 ................ United States 59 61
FHLMC Pool, 30 Year, 2%, 3/01/52 ...................... United States 1,575,156 1,277,048
FHLMC Pool, 30 Year, 4%, 6/01/52 ...................... United States 2,158,488 2,042,850
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ..................... United States 1,393,573 1,349,771
FHLMC Pool, 30 Year, 5.5%, 11/01/52 .................... United States 2,274,140 2,297,959
7,076,083
l
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 6.05%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 . United States 14,142 14,523
Federal National Mortgage Association (FNMA) Fixed Rate 11.6%
FNMA, 20 Year, 5%, 4/01/30 ........................... United States 5,937 5,993
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 .................... United States 1,442,401 1,288,279
FNMA, 30 Year, 4%, 2/01/49 ........................... United States 440,411 424,132
FNMA, 30 Year, 4.5%, 5/01/48 ......................... United States 901,106 886,890
FNMA, 30 Year, 6%, 8/01/53 ........................... United States 1,842,619 1,888,111
FNMA, 30 Year, 6.5%, 5/01/31 - 10/01/37 ................. United States 24,607 25,754
m
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/56 ..... United States 1,660,000 1,395,956
m
Uniform Mortgage-Backed Securities, 4.5%, TBA, 4/25/56 ..... United States 19,000,000 18,339,561
m
Uniform Mortgage-Backed Securities, 5%, TBA, 4/25/56 ...... United States 4,000,000 3,945,444
m
Uniform Mortgage-Backed Securities, 6%, TBA, 4/25/56 ...... United States 2,000,000 2,038,969
30,239,089
Government National Mortgage Association (GNMA) Fixed Rate 1.7%
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ....... United States 46,282 46,412
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 2/15/29 ....... United States 4,505 4,611
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 .............. United States 339 350
GNMA II, 30 Year, 6.5%, 2/20/34 ........................ United States 356 353
m
GNMA II, Single-family, 30 Year, 3.5%, 4/15/56 ............. United States 1,330,000 1,220,099
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ....... United States 12,284 12,428
m
GNMA II, Single-family, 30 Year, 5.5%, 4/15/56 ............. United States 1,550,000 1,560,114
GNMA II, Single-family, 30 Year, 6%, 11/20/34 .............. United States 20,001 21,003
m
GNMA II, Single-family, 30 Year, 6%, 4/15/56 ............... United States 1,520,000 1,545,783
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ...... United States 6,730 6,999
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ...... United States 1,597 1,632
4,419,784
Total Mortgage-Backed Securities (Cost $41,972,847) ..........................
41,752,853
Residential Mortgage-Backed Securities 3.1%
Financial Services 3.1%
c
A&D Mortgage Trust , 2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 . United States 149,142 148,905
c,h
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 7.512% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 430,000 442,376
c
BRAVO Residential Funding Trust ,
j
2019-2, A3, 144A, FRN, 3.5% , 10/25/44 ................. United States 165,720 159,279
2024-NQM1, A1, 144A, 5.943%, 12/01/63 ............... United States 265,728 266,814
2024-NQM5, A1, 144A, 5.803%, 6/25/64 ................ United States 1,013,687 1,019,622

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c,h
Chase Home Lending Mortgage Trust , 2025-7 , A11 , 144A, FRN ,
5.062% , ( 30-day SOFR Average + 1.4% ), 5/25/56 ......... United States 179,799 $ 180,324
c,j
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................ United States 34,597 33,117
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................ United States 121,573 115,364
c
COLT Mortgage Loan Trust ,
2024-2, A1, 144A, 6.125%, 4/25/69 .................... United States 238,724 240,236
2024-3, A1, 144A, 6.393%, 6/25/69 .................... United States 466,634 471,352
c
Cross Mortgage Trust ,
2024-H1, A1, 144A, 6.085%, 12/25/68 .................. United States 185,736 186,644
2024-H5, A1, 144A, 5.854%, 8/26/69 ................... United States 369,786 372,807
c,h
FHLMC STACR REMIC Trust , 2025-DNA3 , M1 , 144A, FRN ,
4.762% , ( 30-day SOFR Average + 1.1% ), 9/25/45 ......... United States 157,179 157,180
c,h
FHLMC STACR Trust , 2019-DNA3 , B1 , 144A, FRN , 7.026% , ( 30-
day SOFR Average + 3.364% ), 7/25/49 ................. United States 327,000 340,165
c,h
FNMA Connecticut Avenue Securities Trust , 2026-R01 , 2M2 ,
144A, FRN , 5.012% , ( 30-day SOFR Average + 1.35% ), 1/25/46 United States 127,000 127,199
c,h
Home Re Ltd. , 2026-1 , M1C , 144A, FRN , 6.262% , ( 30-day SOFR
Average + 2.6% ), 1/25/36 ............................ United States 150,000 150,446
c,j
J.P. Morgan Mortgage Trust , 2021-15 , A4 , 144A, FRN , 2.5% ,
6/25/52 ......................................... United States 317,659 284,654
c,j
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 284,476 279,759
c
Morgan Stanley Residential Mortgage Loan Trust , 2024-NQM1 ,
A1 , 144A, 6.152% , 12/25/68 .......................... United States 233,205 234,557
c
OBX Trust ,
j
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ................ United States 90,030 80,982
h
2025-J2, AF, 144A, FRN, 4.962%, ( 30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 167,995 168,427
h
2025-NQM14, A1F, 144A, FRN, 4.862%, (30-day SOFR
Average + 1.2%), 7/25/65 ............................ United States 282,282 282,447
c,j
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 142,138 139,457
c
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 182,240 180,900
c,j
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 162,909 145,697
c,j
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 118,300 103,123
c
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 394,155 390,295
c,j
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 820,851 744,007
c,h
Sequoia Mortgage Trust , 2025-8 , A26F , 144A, FRN , 5.062% , ( 30-
day SOFR Average + 1.4% ), 9/25/55 ................... United States 156,545 157,096
c,j
TVC Mortgage Trust , 2026-RRTL1 , M1 , 144A, FRN , 6.34% ,
2/25/41 ......................................... United States 407,000 404,432
8,007,663
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $8,211,387) ................
8,007,663
Agency Commercial Mortgage-Backed Securities 4.9%
Financial Services 4.9%
k
FHLMC ,
5083, IC, IO, 3.5%, 10/25/50 ......................... United States 4,169,182 763,769
5418, EI, IO, 3%, 12/25/51 ........................... United States 4,101,595 663,651
k
FNMA ,
2020-95, IO, 4%, 12/25/47 ........................... United States 2,807,253 627,492
2021-56, QI, IO, 4.5%, 9/25/51 ........................ United States 2,085,261 555,617
2021-84, KI, IO, 3%, 12/25/51 ........................ United States 7,635,152 1,206,932

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FNMA, (continued)
2023-20, IA, IO, 2.5%, 10/25/51 ....................... United States 3,983,283 $ 625,925
2023-59, IK, IO, 3.5%, 4/25/51 ........................ United States 3,775,043 819,012
k
GNMA ,
2016-42, IO, 5%, 2/20/46 ............................ United States 1,194,665 230,432
2020-134, ID, IO, 3%, 9/20/50 ........................ United States 4,598,874 776,819
2020-146, KI, IO, 2.5%, 10/20/50 ...................... United States 7,228,968 1,057,782
2021-161, PI, IO, 2.5%, 9/20/51 ....................... United States 3,809,627 507,517
2021-213, PI, IO, 4.5%, 4/20/50 ....................... United States 3,070,937 671,338
2022-78, IO, 3%, 8/20/51 ............................ United States 2,611,148 438,325
2022-81, BI, IO, 2.5%, 11/20/50 ....................... United States 3,943,403 571,893
2022-88, IO, 2.5% , 1/20/52 .......................... United States 4,836,906 707,085
2023-168, IE, IO, 3%, 11/20/51 ....................... United States 3,409,646 556,320
2023-185, BI, IO, 2.5%, 1/20/51 ....................... United States 7,503,520 1,027,450
2025-173, DI, IO, 3%, 8/20/51 ........................ United States 2,530,240 437,574
2025-5, IO, 3.5%, 4/20/51 ........................... United States 3,180,428 601,012
12,845,945
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $12,809,963) .......
12,845,945
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
All Day Electric, Inc., Escrow Account .................... United States 30 —
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 72,822 1,135
b
Mesquite Energy, Inc., Escrow Account ................... United States 243,000 1,227
Total Escrows and Litigation Trusts (Cost $243,000) ...........................
2,362
Total Long Term Investments (Cost $286,795,192) .............................
282,544,422
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Puts - Over-the-Counter
Interest Rate Swaptions 0.1%
Receive Floating 3-month EURIBOR, Pay Fixed 2.765%,
Counterparty BOFA, Expires 3/19/27 ................... 1 49,682,000 EUR 214,811
Total Options Purchased (Cost $207,788) ....................................
214,811

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.9%
n,o
Franklin Institutional U.S. Government Money Market Fund,
3.578% ......................................... United States 5,087,977 $ 5,087,977
Total Money Market Funds (Cost $5,087,977) .................................
5,087,977
Total Short Term Investments (Cost $5,087,977 ) ...............................
5,087,977
a
Total Investments (Cost $292,090,957) 110.2% ................................
$287,847,210
TBA Sale Commitments (4.2)% ..............................................
(10,983,513)
Options Written (0.1)% .....................................................
(231,808)
Other Assets, less Liabilities (5.9)% .........................................
(15,587,294)
Net Assets 100.0% .........................................................
$261,044,595
a a a
Principal
Amount
*
p
TBA Sale Commitments (4.2)%
Mortgage-Backed Securities (4.2)%
Federal National Mortgage Association (FNMA) Fixed Rate (4.2)%
Uniform Mortgage-Backed Securities ,
2%, TBA, 4/25/56 .................................. United States (2,500,000) (2,014,258)
5%, TBA, 4/25/56 .................................. United States (4,000,000) (3,945,444)
5.5%, TBA, 4/25/56 ................................ United States (5,000,000) (5,023,811)
(10,983,513)
Total TBA Sale Commitments (Proceeds $(10,964,727)) ........................
$(10,983,513)
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
Puts - Over-the-Counter
Interest Rate Swaptions (0.1)%
Receive Floating 3-month EURIBOR, Pay Fixed 3.165%,
Counterparty BOFA, Expires 3/19/27 ................... 1 (49,682,000) EUR (138,813)
Receive Floating 3-month EURIBOR, Pay Fixed 3.565%,
Counterparty BOFA, Expires 3/19/27 ................... 1 (49,682,000) EUR (92,995)
(231,808)
Total Options Written (Premiums received $213,544) ..........................
$ (231,808)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $121,983,523, representing 46.7% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Income may be received in additional securities and/or cash.
f
A portion or all of the security purchased on a delayed delivery basis.
g
The rate shown represents the yield at period end.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
m
Security purchased on a to-be-announced (TBA) basis.
n
See Note 5 regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.
p
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin Strategic Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 0.1%
Freedom Financial Asset Management LLC
APP-14159522.FP.FTS.B , 10 .34% , 6/15/26 $ 1,245 $ 1,248
APP-14167786.FP.FTS.B , 10 .34% , 6/17/26 1,833 1,838
APP-14974854.FP.FTS.B , 16 .49% , 8/10/26 1,680 1,694
APP-11605924.FP.FTS.B , 11 .74% , 12/20/26 6,329 6,370
APP-11803939.FP.FTS.B , 10 .99% , 2/10/27 7,414 7,482
APP-11798689.FP.FTS.B , 16 .99% , 2/12/27 4,764 4,831
APP-12106231.FP.FTS.B , 11 .74% , 3/22/27 10,322 10,443
APP-13685540.FP.FTS.B , 13 .59% , 5/20/27 10,398 10,540
APP-14058204.FP.FTS.B , 11 .59% , 6/05/27 3,868 3,906
APP-14057383.FP.FTS.B , 11 .34% , 6/15/27 10,525 10,649
APP-14975701.FP.FTS.B , 11 .74% , 7/15/27 6,208 6,283
APP-11806622.FP.FTS.B , 18 .99% , 9/11/27 3,565 3,670
APP-11819292.FP.FTS.B , 18 .99% , 3/31/36 160 161
69,115
LendingClub Corp. - LCX PM
170715926.LC.FTS.B , 16 .08% , 10/25/35 .. 2,503
–
Prosper Funding LLC
1605968.PS.FTS.B , 14 .29% , 8/17/26 .... 851 860
1644821.PS.FTS.B , 16 .18% , 10/26/26 ... 2,273 2,307
1646507.PS.FTS.B , 16% , 11/02/26 ...... 2,942 2,989
1654273.PS.FTS.B , 11 .4% , 11/05/26 ..... 2,522 2,519
1661382.PS.FTS.B , 16 .7% , 11/05/26 .... 927 939
1660956.PS.FTS.B , 18 .25% , 11/05/26 .... 1,334 1,351
1686756.PS.FTS.B , 20 .08% , 12/16/26 ... 1,651 1,677
1695804.PS.FTS.B , 10 .8% , 1/04/27 ..... 1,030 1,028
1701348.PS.FTS.B , 11 .1% , 1/13/27 ..... 1,035 1,036
1702140.PS.FTS.B , 11 .55% , 1/14/27 .... 3,131 3,132
1701774.PS.FTS.B , 19 .3% , 1/16/27 ..... 1,937 1,965
1692578.PS.FTS.B , 13 .1% , 1/20/27 ..... 842 843
1702129.PS.FTS.B , 12 .7% , 1/25/27 ..... 1,492 1,496
1709019.PS.FTS.B , 19% , 1/25/27 ....... 2,854 2,919
1691666.PS.FTS.B , 11 .88% , 2/08/27 .... 1,907 1,908
1714696.PS.FTS.B , 12 .6% , 2/15/27 ..... 1,257 1,255
1711397.PS.FTS.B , 18 .15% , 2/22/27 .... 4,595 4,661
1750201.PS.FTS.B , 19 .9% , 4/06/27 ..... 3,079 3,115
1750603.PS.FTS.B , 14 .29% , 4/07/27 .... 1,406 1,410
a
1753401.PS.FTS.B , 16 .9% , 4/15/27 ..... 6,798 913
1645643.PS.FTS.B , 18 .5% , 5/24/27 ..... 3,853 3,938
42,261
Upgrade, Inc. - Card
992293228.UG.FTS.B , 28 .98% , 5/03/29 .. 113 112
992330039.UG.FTS.B , 22 .97% , 6/03/29 .. 546 328
440
Upstart Network, Inc.
L1739715.UP.FTS.B , 9 .65% , 9/20/26 .... 3,074 3,027
L1736636.UP.FTS.B , 14 .78% , 9/20/26 .... 1,899 1,874
FW1739526.UP.FTS.B , 17 .22% , 9/20/26 .. 1,137 1,125
L1738904.UP.FTS.B , 24 .36% , 9/20/26 .... 1,267 1,073
L1915447.UP.FTS.B , 20 .32% , 10/25/26 ... 655 648
L1915468.UP.FTS.B , 23 .09% , 10/25/26 ... 664 656
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1897015.UP.FTS.B , 23 .49% , 10/25/26 ... $ 2,214 $ 2,190
L1915081.UP.FTS.B , 25 .35% , 10/25/26 ... 533 527
FW1915312.UP.FTS.B , 31 .22% , 10/25/26 . 863 860
L2024110.UP.FTS.B , 7 .78% , 11/16/26 .... 2,796 2,748
L2052804.UP.FTS.B , 9 .15% , 11/16/26 .... 6,293 6,185
L2052126.UP.FTS.B , 12 .52% , 11/16/26 ... 2,462 2,426
L2055412.UP.FTS.B , 14 .29% , 11/16/26 ... 542 534
FW2056157.UP.FTS.B , 15 .18% , 11/16/26 . 1,623 1,604
L2052051.UP.FTS.B , 15 .75% , 11/16/26 ... 819 809
FW2055175.UP.FTS.B , 19 .05% , 11/16/26 . 3,425 3,377
L2056364.UP.FTS.B , 25 .24% , 11/16/26 ... 300 295
L2052082.UP.FTS.B , 25 .42% , 11/16/26 ... 322 318
a
FW2054089.UP.FTS.B , 26 .17% , 11/16/26 . 656 47
FW2046105.UP.FTS.B , 29 .67% , 11/16/26 . 1,036 1,021
FW2057500.UP.FTS.B , 30 .64% , 11/16/26 . 571 562
FW2054534.UP.FTS.B , 31 .22% , 11/16/26 . 281 277
FW2057162.UP.FTS.B , 32 .15% , 11/16/26 . 2,238 2,207
L2242685.UP.FTS.B , 9% , 12/13/26 ...... 2,698 2,649
L2242651.UP.FTS.B , 11 .78% , 12/13/26 ... 2,844 2,798
L2242098.UP.FTS.B , 12 .31% , 12/13/26 ... 1,341 1,320
L2242668.UP.FTS.B , 12 .46% , 12/13/26 ... 4,226 4,158
L2242202.UP.FTS.B , 14 .09% , 12/13/26 ... 3,283 3,231
L2239758.UP.FTS.B , 14 .15% , 12/13/26 ... 2,277 2,241
L2241045.UP.FTS.B , 17 .22% , 12/13/26 ... 1,778 1,757
L2242791.UP.FTS.B , 17 .38% , 12/13/26 ... 3,177 3,126
L2241989.UP.FTS.B , 17 .5% , 12/13/26 .... 547 540
FW2241711.UP.FTS.B , 21 .36% , 12/13/26 . 2,921 2,871
L2230478.UP.FTS.B , 21 .97% , 12/13/26 ... 1,770 1,743
L2242489.UP.FTS.B , 22 .19% , 12/13/26 ... 4,935 4,853
L2232043.UP.FTS.B , 23 .76% , 12/13/26 ... 1,286 1,265
L2242200.UP.FTS.B , 24 .08% , 12/13/26 ... 1,363 1,340
L2241600.UP.FTS.B , 24 .51% , 12/13/26 ... 805 793
FW2241764.UP.FTS.B , 27 .11% , 12/13/26 . 1,158 1,139
FW2465936.UP.FTS.B , 5 .53% , 1/19/27 ... 8,375 8,184
L2465582.UP.FTS.B , 5 .92% , 1/19/27 .... 363 357
L2465889.UP.FTS.B , 6 .5% , 1/19/27 ..... 1,140 1,115
a
FW2466269.UP.FTS.B , 6 .87% , 1/19/27 ... 1,415 102
FW2465536.UP.FTS.B , 7 .64% , 1/19/27 ... 3,878 3,804
L2465717.UP.FTS.B , 8 .6% , 1/19/27 ..... 946 305
FW2464781.UP.FTS.B , 9 .13% , 1/19/27 ... 1,894 1,858
FW2465681.UP.FTS.B , 9 .16% , 1/19/27 ... 2,101 2,061
L2466129.UP.FTS.B , 9 .84% , 1/19/27 .... 4,043 3,978
L2465666.UP.FTS.B , 10 .14% , 1/19/27 .... 508 499
L2465986.UP.FTS.B , 15 .77% , 1/19/27 .... 247 244
FW2466368.UP.FTS.B , 16 .6% , 1/19/27 ... 798 786
a
L2465805.UP.FTS.B , 18 .87% , 1/19/27 .... 6,413 1,206
L2465928.UP.FTS.B , 20 .32% , 1/19/27 .... 727 717
a
FW2466202.UP.FTS.B , 23 .59% , 1/19/27 .. 1,046 36
a
L2458881.UP.FTS.B , 24 .14% , 1/19/27 .... 1,713 124
L2466086.UP.FTS.B , 25 .1% , 1/19/27 .... 1,024 359
FW2465882.UP.FTS.B , 28 .77% , 1/19/27 .. 342 337
a
FW2465848.UP.FTS.B , 30 .66% , 1/19/27 .. 801 49
FW2464665.UP.FTS.B , 30 .79% , 1/19/27 .. 400 395

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2465741.UP.FTS.B , 30 .94% , 1/19/27 .. $ 512 $ 505
FW2466141.UP.FTS.B , 32% , 1/19/27 .... 1,789 1,767
a
L2241756.UP.FTS.B , 12 .69% , 2/13/27 .... 1,629 273
FW1738592.UP.FTS.B , 28 .44% , 2/20/27 .. 1,552 1,531
L2675715.UP.FTS.B , 6 .52% , 2/22/27 .... 2,266 1,652
FW2676020.UP.FTS.B , 6 .82% , 2/22/27 ... 1,591 1,553
FW2676337.UP.FTS.B , 8 .57% , 2/22/27 ... 1,017 1,003
FW2675837.UP.FTS.B , 9 .42% , 2/22/27 ... 1,526 1,496
FW2675651.UP.FTS.B , 9 .54% , 2/22/27 ... 1,497 1,468
FW2675769.UP.FTS.B , 11 .04% , 2/22/27 .. 7,685 7,561
FW2675417.UP.FTS.B , 12 .04% , 2/22/27 .. 1,963 1,932
L2675483.UP.FTS.B , 14 .22% , 2/22/27 .... 1,098 1,081
L2675701.UP.FTS.B , 15 .05% , 2/22/27 .... 1,638 1,612
FW2676119.UP.FTS.B , 15 .87% , 2/22/27 .. 1,105 1,094
FW2674729.UP.FTS.B , 15 .98% , 2/22/27 .. 1,181 1,163
L2675286.UP.FTS.B , 16 .53% , 2/22/27 .... 3,744 3,706
FW2676275.UP.FTS.B , 16 .64% , 2/22/27 .. 5,495 5,439
FW2673151.UP.FTS.B , 16 .69% , 2/22/27 .. 1,247 1,235
L2675889.UP.FTS.B , 18 .95% , 2/22/27 .... 14,500 10,958
FW2675506.UP.FTS.B , 19 .13% , 2/22/27 .. 2,787 2,750
L2676048.UP.FTS.B , 19 .28% , 2/22/27 .... 9,341 9,217
FW2675725.UP.FTS.B , 19 .97% , 2/22/27 .. 1,722 1,315
FW2675530.UP.FTS.B , 23 .25% , 2/22/27 .. 828 817
FW2675911.UP.FTS.B , 24 .61% , 2/22/27 .. 845 835
L2676213.UP.FTS.B , 25 .44% , 2/22/27 .... 739 729
L2676015.UP.FTS.B , 26 .95% , 2/22/27 .... 241 238
FW2675330.UP.FTS.B , 27 .13% , 2/22/27 .. 964 952
FW2675561.UP.FTS.B , 27 .52% , 2/22/27 .. 2,112 2,086
FW2676065.UP.FTS.B , 31 .64% , 2/22/27 .. 3,013 2,978
a
FW2675468.UP.FTS.B , 31 .91% , 2/22/27 .. 3,132 27
FW2675534.UP.FTS.B , 32 .24% , 2/22/27 .. 2,785 2,753
FW1908593.UP.FTS.B , 28 .41% , 3/25/27 .. 8,192 8,108
FW2053732.UP.FTS.B , 16 .83% , 4/16/27 .. 286 283
L2057372.UP.FTS.B , 23 .63% , 4/16/27 .... 2,504 2,465
FW2056081.UP.FTS.B , 30 .81% , 4/16/27 .. 643 635
L2981847.UP.FTS.B , 12 .88% , 4/20/27 .... 2,862 2,073
FW2981800.UP.FTS.B , 15 .54% , 4/20/27 .. 5,180 5,108
L2982362.UP.FTS.B , 19 .25% , 4/20/27 .... 612 607
FW2980976.UP.FTS.B , 25 .24% , 4/20/27 .. 4,736 4,683
FW2981812.UP.FTS.B , 25 .87% , 4/20/27 .. 1,076 1,064
L2981438.UP.FTS.B , 25 .94% , 4/20/27 .... 698 50
FW2982476.UP.FTS.B , 28 .13% , 4/20/27 .. 10,528 10,417
FW2982596.UP.FTS.B , 28 .27% , 4/20/27 .. 522 517
FW2982248.UP.FTS.B , 30 .44% , 4/20/27 .. 1,789 1,770
FW2981459.UP.FTS.B , 31 .69% , 4/20/27 .. 3,248 3,215
L2981618.UP.FTS.B , 6 .67% , 4/22/27 .... 3,449 2,438
FW2982593.UP.FTS.B , 14 .46% , 4/25/27 .. 2,234 2,202
L2241857.UP.FTS.B , 11 .98% , 5/13/27 .... 3,091 3,034
L2241610.UP.FTS.B , 15 .37% , 5/13/27 .... 2,280 683
L2241971.UP.FTS.B , 20 .32% , 5/13/27 .... 1,306 761
FW2242379.UP.FTS.B , 28 .85% , 5/13/27 .. 1,706 1,674
FW2451492.UP.FTS.B , 6 .07% , 6/19/27 ... 13,162 12,779
FW2464664.UP.FTS.B , 10 .42% , 6/19/27 .. 2,415 1,679
FW2464742.UP.FTS.B , 26 .31% , 6/19/27 .. 512 504
FW2674944.UP.FTS.B , 22 .84% , 8/22/27 .. 2,070 150
FW2982412.UP.FTS.B , 19 .87% , 9/20/27 .. 5,048 4,980
FW2676248.UP.FTS.B , 25 .38% , 1/05/28 .. 610 44
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
a
L2982002.UP.FTS.B , 25 .37% , 2/20/28 .... $ 3,828 $ 132
240,511
Total Marketplace Loans (Cost $ 395,902 )
$352,327
a
Defaulted security or security for which income has been deemed uncollectible.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin Strategic Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following futures contracts outstanding.
At March 31, 2026 , the Fund had the following forward exchange contracts outstanding.
At March 31, 2026, the Fund had the following credit default swap contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 11 $ 1,467,617 6/08/26 $ 21,342
Euro-Bund ................................. Short 9 1,304,388 6/08/26 26,190
U.S. Treasury 10 Year Notes .................... Long 73 8,106,422 6/18/26 (159,766)
U.S. Treasury 10 Year Ultra Notes ................ Short 31 3,518,984 6/18/26 (13,003)
U.S. Treasury 2 Year Notes ..................... Short 19 3,941,461 6/30/26 28,780
U.S. Treasury 5 Year Notes ..................... Long 104 11,250,688 6/30/26 (143,090)
U.S. Treasury Long Bonds ..................... Short 35 3,985,625 6/18/26 (31,117)
U.S. Treasury Ultra Bonds ...................... Short 4 466,250 6/18/26 (3,006)
Total Futures Contracts ...................................................................... $(273,670)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Buy 8,000 9,531 4/13/26 $ — $ (279)
Euro ............. JPHQ Sell 299,000 351,048 4/13/26 5,264 —
Euro ............. JPHQ Sell 768,000 891,702 5/04/26 2,579 —
Euro ............. JPHQ Sell 1,149,000 1,334,321 5/26/26 2,834 —
Euro ............. JPHQ Sell 814,000 966,083 6/22/26 21,710 —
Total Forward Exchange Contracts ................................................... $32,387 $(279)
Net unrealized appreciation (depreciation) ............................................ $32,108
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 10,290,000 EUR $ (167,154) $ (148,282) $ (18,872)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026, the Fund had the following total return swap contracts outstanding.
See Abbreviations on page 155 .
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 7,400,000 $ 439,208 $ 393,919 $ 45,289
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 11,850,000 208,492 184,452 24,040
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $480,546 $430,089 $50,457
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
Markit iBoxx USD Liquid Leveraged Loans
Total Return Index ................... 1-day SOFR Quarterly BNDP 6/20/26 5,525,000 $ (57,669)
Total Return Swap Contracts .................................................................... $(57,669)
*
In U.S. dollars unless otherwise indicated.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin U.S. Government Securities VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 1.8%
Financial Services 1.8%
Private Export Funding Corp. , TT , Senior Note , 3.65% , 3/15/30 .
United States 9,075,000 $ 8,885,034
Total Corporate Bonds (Cost $ 9,025,697 ) .....................................
8,885,034
U.S. Government and Agency Securities 13.5%
U.S. International Development Finance Corp. (The) , 4.01%,
5/15/30 ......................................... United States 860,000 852,598
U.S. Treasury Notes ,
2.25%, 8/15/27 ................................... United States 34,040,000 33,327,288
4%, 7/31/29 ..................................... United States 24,000,000 24,110,625
0.625%, 8/15/30 .................................. United States 8,500,000 7,382,881
Total U.S. Government and Agency Securities (Cost $ 67,923,415 ) ...............
65,673,392
Mortgage-Backed Securities 76.1%
a
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.6%
FHLMC , 6.435%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/37 United States 40,097 41,197
FHLMC , 6.131% - 6.535%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 3/01/36 - 4/01/40 ........ United States 2,627,167 2,710,607
2,751,804
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.6%
FHLMC Gold Pool, 20 Year , 3.5%, 3/01/32 ................ United States 553,484 543,706
FHLMC Gold Pool, 30 Year , 3%, 5/01/43 .................. United States 110,485 101,427
FHLMC Gold Pool, 30 Year , 3.5%, 5/01/43 ................ United States 18,102 17,064
FHLMC Gold Pool, 30 Year , 4%, 9/01/40 - 12/01/41 .......... United States 1,688,871 1,633,988
FHLMC Gold Pool, 30 Year , 4.5%, 5/01/40 - 7/01/41 ......... United States 489,570 485,081
FHLMC Gold Pool, 30 Year , 5%, 9/01/33 - 4/01/40 ........... United States 1,495,530 1,513,819
FHLMC Gold Pool, 30 Year , 5.5%, 7/01/33 - 5/01/38 ......... United States 269,927 276,996
FHLMC Gold Pool, 30 Year , 6%, 7/01/28 - 8/01/35 ........... United States 257,557 266,611
FHLMC Gold Pool, 30 Year , 6.5%, 5/01/29 - 5/01/35 ......... United States 56,597 58,842
FHLMC Gold Pool, 30 Year , 7%, 2/01/31 - 9/01/31 ........... United States 19,825 20,850
FHLMC Gold Pool, 30 Year , 8.5%, 7/01/31 ................ United States 19,059 20,058
FHLMC Pool, 30 Year , 2%, 1/01/51 ...................... United States 3,762,798 3,080,611
FHLMC Pool, 30 Year , 4%, 11/01/45 ..................... United States 6,045,499 5,816,997
FHLMC Pool, 30 Year , 4.5%, 1/01/49 ..................... United States 1,813,297 1,787,659
FHLMC Pool, 30 Year , 4.5%, 10/01/52 .................... United States 12,193,129 11,824,936
FHLMC Pool, 30 Year , 5%, 12/01/52 ..................... United States 11,705,269 11,608,019
FHLMC Pool, 30 Year , 5.5%, 1/01/53 ..................... United States 10,478,030 10,575,031
FHLMC Pool, 30 Year , 6%, 10/01/55 ..................... United States 1,974,297 2,013,151
51,644,846
a
Federal National Mortgage Association (FNMA) Adjustable Rate 1.5%
FNMA , 4.002% - 5.498%, ( COFI 11th District +/- MBS Margin),
6/01/26 - 11/01/36 ................................. United States 7,838 7,771
FNMA , 4.85% - 6.345%, ( 12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ...................... United States 65,907 66,210
FNMA , 5.293% - 6.678%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 1/01/32 - 4/01/41 ........ United States 5,599,647 5,758,611
FNMA , 5.22% - 6.75%, ( 6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 9/01/27 - 3/01/37 ........ United States 131,372 134,738
FNMA , 5.511% - 7.258%, ( 1-year CMT T-Note +/- MBS Margin),
9/01/26 - 12/01/40 ................................. United States 1,464,417 1,505,962
7,473,292
Federal National Mortgage Association (FNMA) Fixed Rate 18.8%
FNMA , 3.28%, 7/01/27 ............................... United States 4,000,000 3,962,339

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA , 5.5%, 4/01/34 ................................ United States 210,349 $ 214,856
FNMA, 15 Year , 2%, 9/01/35 ........................... United States 1,404,044 1,298,482
FNMA, 15 Year , 3%, 9/01/37 ........................... United States 8,296,974 7,931,726
FNMA, 30 Year , 2.5%, 8/01/51 ......................... United States 7,501,730 6,367,050
FNMA, 30 Year , 2.5%, 9/01/51 ......................... United States 16,555,687 14,048,959
FNMA, 30 Year , 2.5%, 11/01/51 ......................... United States 3,846,410 3,262,229
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 5,256,952 4,456,891
FNMA, 30 Year , 2.5%, 2/01/52 ......................... United States 6,924,049 5,865,947
FNMA, 30 Year , 3%, 12/01/42 .......................... United States 38,625 35,556
FNMA, 30 Year , 3%, 7/01/51 ........................... United States 3,169,049 2,804,312
FNMA, 30 Year , 3%, 9/01/51 ........................... United States 2,655,081 2,344,560
FNMA, 30 Year , 3.5%, 7/01/45 ......................... United States 7,172,196 6,762,241
FNMA, 30 Year , 4%, 1/01/41 - 8/01/41 .................... United States 1,466,238 1,417,175
FNMA, 30 Year , 4%, 9/01/52 ........................... United States 12,465,106 11,820,952
FNMA, 30 Year , 4.5%, 8/01/40 - 6/01/41 .................. United States 1,539,754 1,517,195
FNMA, 30 Year , 5%, 3/01/34 - 7/01/41 .................... United States 982,848 992,675
FNMA, 30 Year , 5.5%, 12/01/32 - 8/01/35 ................. United States 581,297 588,599
FNMA, 30 Year , 5.5%, 3/01/54 ......................... United States 2,892,933 2,911,244
FNMA, 30 Year , 6%, 6/01/29 - 8/01/38 .................... United States 456,169 469,912
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 7,564,765 7,751,531
FNMA, 30 Year , 6.5%, 12/01/29 - 9/01/36 ................. United States 59,318 62,139
FNMA, 30 Year , 6.5%, 10/01/55 ......................... United States 4,060,410 4,200,023
91,086,593
Government National Mortgage Association (GNMA) Fixed Rate 44.6%
GNMA I, 30 Year , 5%, 9/15/40 .......................... United States 5,131,927 5,190,155
GNMA I, 30 Year , 5.5%, 3/15/32 - 2/15/38 ................. United States 146,308 152,066
GNMA I, 30 Year , 6%, 7/15/29 - 11/15/38 .................. United States 116,588 122,509
GNMA I, 30 Year , 6.5%, 12/15/28 - 1/15/33 ................ United States 41,686 42,951
GNMA I, 30 Year , 7%, 12/15/28 ......................... United States 1,178 1,198
GNMA I, 30 Year , 7.5%, 12/15/31 - 8/15/33 ................ United States 26,030 27,173
GNMA I, Single-family, 30 Year , 3%, 7/15/42 ............... United States 160,136 146,909
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....... United States 2,439,024 2,331,969
GNMA I, Single-family, 30 Year , 4.5%, 1/15/39 - 6/15/41 ...... United States 3,767,299 3,747,529
GNMA I, Single-family, 30 Year , 5.5%, 1/15/29 - 10/15/39 ...... United States 1,077,087 1,102,178
GNMA I, Single-family, 30 Year , 6%, 3/15/29 - 9/15/38 ........ United States 464,834 477,523
GNMA I, Single-family, 30 Year , 6.5%, 6/15/28 - 5/15/37 ...... United States 184,230 189,639
GNMA I, Single-family, 30 Year , 7%, 4/15/28 - 9/15/31 ........ United States 11,843 12,127
GNMA I, Single-family, 30 Year , 7.5%, 2/15/27 .............. United States 189 190
GNMA II, Single-family, 30 Year , 2%, 10/20/50 .............. United States 5,616,273 4,648,853
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............... United States 3,965,705 3,280,725
GNMA II, Single-family, 30 Year , 2%, 12/20/51 .............. United States 8,879,301 7,345,617
GNMA II, Single-family, 30 Year , 2%, 3/20/52 ............... United States 5,667,723 4,688,761
GNMA II, Single-family, 30 Year , 2.5%, 6/20/51 ............. United States 8,720,960 7,513,358
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............. United States 3,678,428 3,168,866
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............. United States 24,674,959 21,256,809
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............ United States 8,134,621 7,008,139
GNMA II, Single-family, 30 Year , 3%, 12/20/42 - 9/20/45 ...... United States 2,349,558 2,134,440
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............... United States 4,441,111 4,019,599
GNMA II, Single-family, 30 Year , 3%, 7/20/51 ............... United States 12,082,184 10,807,226
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............... United States 4,711,821 4,212,479
GNMA II, Single-family, 30 Year , 3%, 10/20/51 .............. United States 12,604,754 11,274,563
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............. United States 4,787,555 4,540,369
GNMA II, Single-family, 30 Year , 3.5%, 11/20/42 ............ United States 2,912,445 2,761,988
GNMA II, Single-family, 30 Year , 3.5%, 1/20/43 ............. United States 3,896,521 3,695,227
GNMA II, Single-family, 30 Year , 3.5%, 5/20/47 ............. United States 7,148,464 6,725,260
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............. United States 11,986,056 11,255,396

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 155 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 - 10/20/47 ..... United States 11,309,424 $ 10,707,151
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 ............ United States 3,210,117 3,018,392
GNMA II, Single-family, 30 Year , 4%, 11/20/39 - 2/20/44 ....... United States 5,122,047 4,918,212
GNMA II, Single-family, 30 Year , 4.5%, 10/20/39 - 10/20/44 .... United States 6,959,146 6,894,342
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 6/20/44 ....... United States 2,664,419 2,713,493
GNMA II, Single-family, 30 Year , 5%, 9/20/54 ............... United States 5,109,285 5,070,103
GNMA II, Single-family, 30 Year , 5.5%, 5/20/34 - 6/20/38 ...... United States 1,054,687 1,089,293
GNMA II, Single-family, 30 Year , 5.5%, 3/20/54 ............. United States 3,946,830 4,005,784
GNMA II, Single-family, 30 Year , 5.5%, 8/20/54 ............. United States 8,369,661 8,446,765
GNMA II, Single-family, 30 Year , 5.5%, 10/20/55 ............ United States 9,745,355 9,817,247
GNMA II, Single-family, 30 Year , 6%, 4/20/28 - 7/20/39 ....... United States 689,005 720,086
GNMA II, Single-family, 30 Year , 6%, 9/20/55 ............... United States 10,663,781 10,852,875
GNMA II, Single-family, 30 Year , 6%, 10/20/55 .............. United States 4,760,265 4,895,241
GNMA II, Single-family, 30 Year , 6.5%, 12/20/27 - 6/20/54 ..... United States 4,309,659 4,494,214
GNMA II, Single-family, 30 Year , 6.5%, 8/20/55 ............. United States 4,749,457 4,938,345
GNMA II, Single-family, 30 Year , 7%, 5/20/32 ............... United States 1,946 2,050
GNMA II, Single-family, 30 Year , 7.5%, 11/20/26 ............ United States 185 185
GNMA II, Single-family, 30 Year , 8%, 8/20/26 ............... United States 39 39
216,465,608
Total Mortgage-Backed Securities (Cost $ 404,466,163 ) .........................
369,422,143
Total Long Term Investments (Cost $ 481,415,275 ) .............................
443,980,569
a
Short Term Investments 8.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 8.4%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 40,700,897 40,700,897
Total Money Market Funds (Cost $ 40,700,897 ) ................................
40,700,897
Total Short Term Investments (Cost $ 40,700,897 ) ..............................
40,700,897
a
Total Investments (Cost $ 522,116,172 ) 99.8% .................................
$484,681,466
Other Assets, less Liabilities 0.2% ...........................................
1,072,907
Net Assets 100.0% .........................................................
$485,754,373
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Templeton Developing Markets VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 93.8%
Brazil 3.2%
a
Hypera SA ..................... Pharmaceuticals 356,546 $ 1,602,438
a
Hypera SA ..................... Pharmaceuticals 39,761 185,685
TOTVS SA ..................... Software 313,296 2,113,297
Vale SA ........................ Metals & Mining 365,753 5,823,973
XP, Inc. , A ...................... Capital Markets 59,832 1,139,202
10,864,595
Chile 1.1%
Banco Santander Chile , ADR ....... Banks 113,339 3,785,523
China 22.1%
Alibaba Group Holding Ltd. ......... Broadline Retail 500,052 7,838,060
a
Baidu, Inc. , A .................... Interactive Media & Services 238,993 3,340,690
b,c
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 3,285,161 3,036,700
BYD Co. Ltd. , H ................. Automobiles 509,438 6,964,699
China Merchants Bank Co. Ltd. , A .... Banks 1,205,735 6,890,144
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,513,998 1,002,404
a
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 25,440 541,109
c
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 745,170 409,481
Haier Smart Home Co. Ltd. , D ....... Household Durables 836,125 1,769,424
JD.com, Inc. , A .................. Broadline Retail 56,122 827,267
c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 192,410 1,133,358
NARI Technology Co. Ltd. , A ........ Electrical Equipment 1,065,357 4,039,838
NetEase, Inc. ................... Entertainment 132,414 2,958,766
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 481,997 3,706,178
Prosus NV ..................... Broadline Retail 245,343 11,358,294
Tencent Holdings Ltd. ............. Interactive Media & Services 119,900 7,562,378
a
Trip.com Group Ltd. .............. Hotels, Restaurants & Leisure 47,432 2,344,029
b
Uni-President China Holdings Ltd. .... Food Products 1,658,111 1,664,201
Weichai Power Co. Ltd. , H ......... Machinery 597,218 2,117,869
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 200,661 371,592
a,c
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 1,332,684 5,731,199
75,607,680
Hong Kong 1.7%
Techtronic Industries Co. Ltd. ....... Machinery 445,313 5,913,862
Hungary 1.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 94,845 3,376,636
India 8.1%
ACC Ltd. ....................... Construction Materials 60,356 803,121
Asahi India Glass Ltd. ............. Automobile Components 658 5,487
a
Ather Energy Ltd. ................ Automobiles 103,510 822,853
Bajaj Holdings & Investment Ltd. ..... Financial Services 20,735 1,936,708
Brigade Enterprises Ltd. ........... Real Estate Management & Development 107,431 742,369
b
Dr. Reddy's Laboratories Ltd. , ADR ... Pharmaceuticals 69,726 965,705
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 910,929 2,241,093
Federal Bank Ltd. ................ Banks 161,410 445,889
HDB Financial Services Ltd. ........ Consumer Finance 33,790 201,548
HDFC Bank Ltd. ................. Banks 626,997 4,911,296
a
Hemisphere Properties India Ltd. .... Real Estate Management & Development 82,304 98,247
ICICI Bank Ltd. .................. Banks 685,022 8,793,801
Infosys Ltd. ..................... IT Services 100,703 1,358,266
a
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 25,348 945,227

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Niva Bupa Health Insurance Co. Ltd. .. Insurance 1,200,348 $ 895,664
a,c
Pine Labs Ltd. , 144A , Reg S ........ Financial Services 707,778 1,180,964
a,b
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 319,111 1,461,528
27,809,766
Indonesia 0.4%
Astra International Tbk. PT ......... Industrial Conglomerates 3,311,657 1,222,543
Italy 0.0%
†
a,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 14,268 162,515
Mexico 2.5%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 776,726 8,614,495
Peru 0.5%
Intercorp Financial Services, Inc. ..... Banks 30,652 1,538,730
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 648,424 1,219,919
Russia 0.0%
a,d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
a,d
Sberbank of Russia PJSC .......... Banks 1,061,956 —
—
South Africa 2.9%
b
Discovery Ltd. ................... Insurance 312,799 4,589,968
Harmony Gold Mining Co. Ltd. ...... Metals & Mining 151,621 2,316,292
Netcare Ltd. .................... Health Care Providers & Services 2,954,282 2,884,228
9,790,488
South Korea 22.6%
a,b,c
Delivery Hero SE , 144A , Reg S ...... Hotels, Restaurants & Leisure 104,755 1,946,469
Doosan Bobcat, Inc. .............. Machinery 77,541 3,028,966
Hanmi Pharm Co. Ltd. ............. Pharmaceuticals 3,455 1,233,573
Hyundai Motor Co. ............... Automobiles 22,932 7,064,441
KakaoBank Corp. ................ Banks 75,733 1,234,006
KT Skylife Co. Ltd. ............... Media 92,351 284,614
LG Corp. ....................... Industrial Conglomerates 89,771 5,075,957
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 49,892 1,379,513
NAVER Corp. ................... Interactive Media & Services 26,583 3,619,235
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 201,515 23,569,475
Samsung Life Insurance Co. Ltd. ..... Insurance 16,470 2,374,774
a
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 4,194 1,162,096
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 45,052 25,560,934
77,534,053
Taiwan 23.2%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,039,792 6,356,008
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 959,711 4,391,862
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 176,342 8,458,275
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 985,489 56,995,288
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 499,335 3,336,985
79,538,418

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand 1.2%
Kasikornbank PCL ............... Banks 197,437 $ 1,151,913
Minor International PCL ............ Hotels, Restaurants & Leisure 2,463,103 1,641,792
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,332,420 709,604
Thai Beverage PCL ............... Beverages 2,310,605 774,951
4,278,260
Turkiye 0.2%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 51,092 787,530
United Arab Emirates 0.7%
Emaar Development PJSC ......... Real Estate Management & Development 280,976 1,063,604
Emirates Central Cooling Systems Corp. Water Utilities 2,239,473 920,706
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 1,589,254 518,941
2,503,251
United States 2.0%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 53,012 3,252,286
b
Genpact Ltd. .................... Professional Services 93,609 3,486,935
6,739,221
Total Common Stocks (Cost $ 183,345,829 ) .....................................
321,287,485
a
Preferred Stocks 6.0%
Brazil 6.0%
Banco Bradesco SA , ADR .......... Banks 1,550,155 5,658,066
Itau Unibanco Holding SA , ADR ..... Banks 911,043 7,634,540
Petroleo Brasileiro SA - Petrobras .... Oil, Gas & Consumable Fuels 774,949 7,281,440
20,574,046
Total Preferred Stocks (Cost $ 13,951,624 ) ......................................
20,574,046
Total Long Term Investments (Cost $ 197,297,453 ) ...............................
341,861,531
Short Term Investments 1.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.4%
United States 0.4%
e,f
Franklin Institutional U.S. Government
Money Market Fund , 3.578% ...... 1,314,521 1,314,521
Total Money Market Funds (Cost $ 1,314,521 ) ...................................
1,314,521

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See A bbreviations on page 155 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.7%
Money Market Funds 0.7%
e,f
Franklin Institutional U.S. Government
Money Market Fund , 3.578% ...... 2,615,557 $ 2,615,557
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 2,615,557 ) .................................................................
2,615,557
a a a a a
Total Short Term Investments (Cost $ 3,930,078 ) .................................
3,930,078
a a a
Total Investments (Cost $ 201,227,531 ) 100.9% ..................................
$345,791,609
Other Assets, less Liabilities (0.9) % ...........................................
(3,129,616)
Net Assets 100.0% ...........................................................
$342,661,993
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2026.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $13,600,686, representing 4.0% of net assets.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Templeton Foreign VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.7%
Automobiles 3.8%
BYD Co. Ltd. , H .................................... China 1,005,300 $ 13,743,796
a
Toyota Motor Corp. , ADR ............................. Japan 96,700 19,928,903
33,672,699
Banks 12.3%
HDFC Bank Ltd. .................................... India 2,451,359 19,201,608
ING Groep NV ..................................... Netherlands 850,259 22,069,902
a
Japan Post Bank Co. Ltd. ............................. Japan 814,000 13,276,523
Lloyds Banking Group plc ............................. United Kingdom 7,320,409 9,073,173
Royal Bank of Canada ............................... Canada 113,200 18,299,487
Standard Chartered plc ............................... United Kingdom 799,831 16,668,359
Sumitomo Mitsui Financial Group, Inc. .................... Japan 271,200 8,917,144
107,506,196
Beverages 3.0%
a
Diageo plc , ADR .................................... United Kingdom 108,400 8,070,380
Heineken NV ...................................... Netherlands 236,905 18,222,333
26,292,713
Broadline Retail 3.1%
Alibaba Group Holding Ltd. ............................ China 838,900 13,149,329
a
JD.com, Inc. , ADR ................................... China 465,760 13,772,523
26,921,852
Building Products 1.5%
Cie de Saint-Gobain SA .............................. France 156,436 12,952,031
Capital Markets 5.8%
a
Daiwa Securities Group, Inc. ........................... Japan 1,205,300 11,420,688
b
Euronext NV , 144A , Reg S ............................ Netherlands 129,901 20,859,750
UBS Group AG ..................................... Switzerland 470,495 18,382,240
50,662,678
Chemicals 1.6%
a
Akzo Nobel NV ..................................... Netherlands 240,441 13,821,833
Commercial Services & Supplies 1.5%
Securitas AB , B ..................................... Sweden 785,389 13,153,637
Construction & Engineering 1.8%
Vinci SA .......................................... France 107,886 16,193,609
Construction Materials 1.5%
CRH plc .......................................... United States 129,555 13,554,111
Consumer Staples Distribution & Retail 1.8%
Carrefour SA ....................................... France 861,398 15,949,521
Containers & Packaging 2.3%
Smurfit Westrock plc ................................. United States 503,996 20,189,089
Diversified Telecommunication Services 1.8%
Deutsche Telekom AG ................................ Germany 412,259 15,386,853
Electric Utilities 3.6%
SSE plc .......................................... United Kingdom 907,833 31,382,519
Electrical Equipment 3.6%
Mitsubishi Electric Corp. .............................. Japan 647,100 21,164,760

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Siemens Energy AG ................................. Germany 62,353 $ 10,752,748
31,917,508
Household Durables 1.0%
Barratt Redrow plc .................................. United Kingdom 2,439,469 8,484,680
Insurance 3.6%
AIA Group Ltd. ..................................... Hong Kong 1,560,800 17,342,560
Manulife Financial Corp. .............................. Canada 400,900 13,810,027
31,152,587
Interactive Media & Services 1.3%
Tencent Holdings Ltd. ................................ China 178,900 11,283,649
Machinery 4.9%
CNH Industrial NV ................................... United States 1,271,699 13,988,689
Daimler Truck Holding AG ............................. Germany 286,252 14,096,712
Ebara Corp. ....................................... Japan 528,700 14,966,511
43,051,912
Metals & Mining 2.1%
Norsk Hydro ASA ................................... Norway 1,700,772 18,127,502
Multi-Utilities 2.0%
Veolia Environnement SA ............................. France 459,557 17,502,692
Oil, Gas & Consumable Fuels 8.1%
BP plc ............................................ United States 4,531,390 35,466,298
Galp Energia SGPS SA , B ............................ Portugal 396,345 9,503,401
Shell plc .......................................... United States 561,449 26,003,534
70,973,233
Personal Care Products 2.1%
Unilever plc ........................................ United Kingdom 342,695 18,813,747
Pharmaceuticals 8.1%
AstraZeneca plc .................................... United Kingdom 209,003 40,868,446
Novo Nordisk A/S , B ................................. Denmark 228,933 8,377,688
Sanofi SA ......................................... United States 224,988 21,727,052
70,973,186
Semiconductors & Semiconductor Equipment 7.7%
Infineon Technologies AG ............................. Germany 323,200 14,662,335
a
STMicroelectronics NV ............................... Singapore 341,938 11,635,675
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 716,000 41,409,520
67,707,530
Specialty Retail 1.2%
JD Sports Fashion plc ................................ United Kingdom 10,979,994 10,414,076
Technology Hardware, Storage & Peripherals 4.1%
Samsung Electronics Co. Ltd. .......................... South Korea 308,830 36,121,186
Textiles, Apparel & Luxury Goods 2.5%
adidas AG ......................................... Germany 83,143 13,457,255

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 155 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
LVMH Moet Hennessy Louis Vuitton SE .................. France 15,360 $ 8,396,538
21,853,793
Total Common Stocks (Cost $ 635,595,537 ) ...................................
856,016,622
Short Term Investments 5.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.6%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 23,002,580 23,002,580
Total Money Market Funds (Cost $ 23,002,580 ) ................................
23,002,580
Investments from Cash Collateral Received for
Loaned Securities 3.1%
Money Market Funds 3.1%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 27,340,732 27,340,732
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 27,340,732 ) .........................................................
27,340,732
Total Short Term Investments (Cost $ 50,343,312 ) ..............................
50,343,312
a
Total Investments (Cost $ 685,938,849 ) 103.4% ................................
$906,359,934
Other Assets, less Liabilities (3.4) % .........................................
(30,385,744)
Net Assets 100.0% .........................................................
$875,974,190
a a a
a
A portion or all of the security is on loan at March 31, 2026.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the value of this security was
$20,859,750, representing 2.4% of net assets.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Templeton Global Bond VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 73.3%
Australia 7.7%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 7,096,000 AUD $ 3,973,990
a
Senior Bond , Reg S, 1.75% , 3/20/34 43,382,000 AUD 22,898,427
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 23,430,000 AUD 12,873,581
a
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 52,103,000 AUD 27,076,743
Treasury Corp. of Victoria ,
Senior Bond , 2.25% , 11/20/34 ..... 37,794,000 AUD 20,201,576
Senior Bond , 2% , 11/20/37 ........ 41,521,000 AUD 19,391,434
106,415,751
Brazil 9.4%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 7,695,000 BRL 1,447,832
10% , 1/01/31 .................. 435,778,000 BRL 73,600,125
10% , 1/01/33 .................. 130,494,000 BRL 21,179,382
F , 10% , 1/01/29 ................ 182,536,000 BRL 32,543,679
128,771,018
Colombia 3.4%
Colombia Titulos de Tesoreria ,
B , 13.25% , 2/09/33 ............. 45,240,000,000 COP 12,205,430
B , 7.25% , 10/18/34 ............. 53,738,000,000 COP 10,339,573
B , 6.25% , 7/09/36 .............. 10,374,000,000 COP 1,804,068
B , 9.25% , 5/28/42 .............. 105,895,500,000 COP 21,816,643
46,165,714
Egypt 2.4%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.5% , 1/31/47 .. 16,780,000 14,508,524
Senior Bond , 144A, 8.7% , 3/01/49 .. 5,020,000 4,409,385
Senior Bond , 144A, 8.875% , 5/29/50 11,120,000 9,824,091
Senior Bond , 144A, 8.75% , 9/30/51 . 4,820,000 4,238,664
32,980,664
Ghana 1.0%
Ghana Government Bond ,
8.35% , 2/16/27 ................ 19,833,635 GHS 1,797,392
8.5% , 2/15/28 ................. 18,645,729 GHS 1,646,969
8.65% , 2/13/29 ................ 23,825,673 GHS 2,078,379
9.1% , 2/10/32 ................. 15,719,022 GHS 1,246,216
9.25% , 2/08/33 ................ 4,441,261 GHS 345,098
9.55% , 2/06/35 ................ 4,252,324 GHS 336,299
9.85% , 2/03/37 ................ 3,482,209 GHS 269,473
a
Senior Bond , 144A, 5% , 7/03/35 .... 2,250,000 1,924,711
a
Senior Bond , 144A, 1.5% , 1/03/37 .. 7,130,000 3,742,881
13,387,418
Greece 1.5%
a
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 8,044,000 EUR 9,753,429

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Greece (continued)
a
Greece Government Bond, (continued)
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 9,091,000 EUR $ 10,319,479
20,072,908
India 7.0%
India Government Bond ,
Senior Bond , 5.77% , 8/03/30 ...... 526,000,000 INR 5,328,814
Senior Bond , 7.26% , 8/22/32 ...... 1,877,900,000 INR 20,121,236
Senior Bond , 7.18% , 8/14/33 ...... 3,641,200,000 INR 38,740,230
Senior Bond , 7.1% , 4/08/34 ....... 552,840,000 INR 5,843,756
Senior Bond , 6.79% , 10/07/34 ..... 1,290,600,000 INR 13,398,074
Senior Note , 7.1% , 4/18/29 ....... 1,222,620,000 INR 13,166,160
96,598,270
Malaysia 9.6%
Malaysia Government Bond ,
3.9% , 11/30/26 ................. 68,750,000 MYR 17,075,400
3.892% , 3/15/27 ................ 5,820,000 MYR 1,448,899
3.502% , 5/31/27 ................ 56,390,000 MYR 13,992,043
3.899% , 11/16/27 ............... 209,830,000 MYR 52,475,272
3.733% , 6/15/28 ................ 15,880,000 MYR 3,963,681
3.885% , 8/15/29 ................ 41,250,000 MYR 10,366,249
4.498% , 4/15/30 ................ 47,374,000 MYR 12,184,389
3.582% , 7/15/32 ................ 82,656,000 MYR 20,463,940
131,969,873
Mexico 4.5%
Mexican Bonos Desarr Fixed Rate ,
M , 8.5% , 3/01/29 ............... 217,080,000 MXN 12,139,952
M , 8.5% , 2/28/30 ............... 238,510,000 MXN 13,223,443
M , 7.75% , 5/29/31 .............. 169,690,000 MXN 9,029,345
M , Senior Bond , 8.5% , 5/31/29 ..... 488,850,000 MXN 27,256,181
61,648,921
Norway 5.7%
a
Norway Government Bond , Senior
Bond , 144A, Reg S, 1.75% , 2/17/27 . 775,683,000 NOK 78,347,299
Panama 4.6%
Panama Government Bond ,
Senior Bond , 3.16% , 1/23/30 ...... 1,922,000 1,798,800
Senior Bond , 2.252% , 9/29/32 ..... 7,860,000 6,474,282
Senior Bond , 3.298% , 1/19/33 ..... 800,000 699,720
Senior Bond , 6.4% , 2/14/35 ....... 23,270,000 24,208,246
Senior Bond , 6.7% , 1/26/36 ....... 880,000 930,301
Senior Bond , 8% , 3/01/38 ........ 25,610,000 29,383,634
63,494,983
Serbia 0.4%
Serbia Treasury Bonds , 4.5% , 8/20/32 . 624,310,000 RSD 5,926,790
South Africa 7.5%
South Africa Government Bond ,
8.875% , 2/28/35 ................ 332,190,000 ZAR 19,304,952
8.5% , 1/31/37 ................. 580,718,000 ZAR 32,095,595

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Africa (continued)
South Africa Government Bond,
(continued)
9% , 1/31/40 ................... 612,520,000 ZAR $ 34,031,276
8.75% , 1/31/44 ................ 324,968,600 ZAR 17,415,003
102,846,826
Spain 4.5%
a
Spain Bonos Y Obligaciones del Estado ,
Senior Bond , 144A, Reg S, 3.55% ,
10/31/33 ..................... 23,831,000 EUR 28,054,852
Senior Bond , 144A, Reg S, 3.15% ,
4/30/35 ...................... 29,290,000 EUR 33,157,132
61,211,984
Supranational 1.2%
a ,b
European Investment Bank ,
Senior Bond , 144A, 6.5% , 7/11/35 .. 249,500,000 INR 2,383,184
Senior Note , 144A, 6.25% , 7/11/30 .. 843,400,000 INR 8,390,469
b
Inter-American Development Bank ,
Senior Bond , 7% , 8/08/33 ........ 178,000,000 INR 1,783,126
b
International Bank for Reconstruction
& Development , Senior Note , 6.89% ,
2/06/30 ...................... 361,000,000 INR 3,812,149
16,368,928
Uruguay 2.9%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 1,469,114,617 UYU 39,657,721
Total Foreign Government and Agency Securities (Cost $ 983,833,102 ) ............
1,005,865,068
U.S. Government and Agency Securities 9.2%
United States 9.2%
U.S. Treasury Notes ,
3.5%, 2/15/33 ................. 117,400,000 112,979,156
4.25%, 11/15/34 ................ 13,001,100 12,999,830
125,978,986
Total U.S. Government and Agency Securities (Cost $ 129,998,992 ) ................
125,978,986
Total Long Term Investments (Cost $ 1,113,832,094 ) .............................
1,131,844,054

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026 , the Fund had the following forward exchange contracts outstanding.
Short Term Investments 15.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 15.9%
United States 15.9%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.578% ...... 218,168,311 $ 218,168,311
Total Money Market Funds (Cost $ 218,168,311 ) .................................
218,168,311
a a a a a
Total Short Term Investments (Cost $ 218,168,311 ) ...............................
218,168,311
a a a
Total Investments (Cost $ 1,332,000,405 ) 98.4% ..................................
$1,350,012,365
Other Assets, less Liabilities 1.6% .............................................
21,719,503
Net Assets 100.0% ...........................................................
$1,371,731,868
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $259,029,270, representing 18.9% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Dinar ............ DBAB Sell 793,386,000 7,758,517 4/01/26 $ — $ (46,175)
Serbian Dinar ...... DBAB Buy 793,386,000 7,919,289 4/01/26 — (114,596)
Chinese Yuan ...... HSBK Sell 232,298,171 33,481,525 4/15/26 — (280,144)
Japanese Yen ...... BNDP Buy 8,616,174,660 57,702,750 4/16/26 — (3,340,504)
Japanese Yen ...... DBAB Buy 2,720,492,240 18,236,665 4/16/26 — (1,072,195)
Japanese Yen ...... MSCO Buy 13,842,695,000 91,742,132 5/07/26 — (4,227,645)
South Korean Won .. MSCO Buy 102,473,100,000 71,307,957 5/12/26 — (3,113,032)
Chinese Yuan ...... JPHQ Sell 109,990,533 15,632,093 5/21/26 — (394,452)
Australian Dollar .... HSBK Buy 55,580,000 39,285,500 5/26/26 — (966,658)
Mexican Peso ...... BNDP Buy 142,834,437 7,671,270 6/10/26 249,534 —
Mexican Peso ...... HSBK Buy 145,436,000 7,812,084 6/10/26 252,988 —
South Korean Won .. DBAB Buy 42,726,848,000 28,999,795 6/17/26 — (534,143)
South Korean Won .. JPHQ Buy 5,342,000,000 3,618,996 6/17/26 — (60,027)
Thai Baht ......... HSBK Sell 578,868,000 17,687,186 7/02/26 819 —
Euro ............. BNDP Sell 3,325,000 3,911,191 7/14/26 50,300 —
Euro ............. BOFA Sell 17,697,861 20,816,843 7/14/26 266,615 —
Euro ............. BZWS Sell 20,698,139 24,318,243 7/16/26 282,395 —
Euro ............. JPHQ Sell 20,699,000 24,322,153 7/16/26 285,305 —
Serbian Dinar ...... DBAB Buy 337,808,788 3,332,368 7/20/26 — (16,725)
Chinese Yuan ...... MSCO Sell 517,170,000 75,036,345 7/27/26 — (664,595)
Japanese Yen ...... JPHQ Buy 2,202,609,690 14,524,776 7/27/26 — (510,278)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 155 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... MSCO Buy 2,196,400,000 14,489,646 7/27/26 $ — $ (514,658)
Thai Baht ......... HSBK Sell 415,302,000 12,633,721 8/03/26 — (90,924)
Serbian Dinar ...... DBAB Buy 1,188,227,000 11,920,415 8/05/26 — (262,833)
Japanese Yen ...... MSCO Buy 12,574,788,000 81,311,796 8/10/26 — (1,210,611)
Mexican Peso ...... BNDP Buy 393,038,660 22,544,118 8/31/26 — (904,058)
Mexican Peso ...... HSBK Buy 765,869,263 43,917,040 8/31/26 — (1,749,543)
Serbian Dinar ...... DBAB Buy 578,763,000 5,685,853 9/10/26 — (13,188)
Serbian Dinar ...... DBAB Buy 1,486,651,427 14,558,328 9/16/26 10,516 —
Japanese Yen ...... MSCO Buy 13,842,695,000 88,322,599 9/17/26 129,578 —
Chinese Yuan ...... HSBK Sell 144,940,000 21,246,592 9/30/26 — (68,043)
Serbian Dinar ...... DBAB Buy 793,386,000 7,725,278 10/01/26 46,462 —
Thai Baht ......... CITI Sell 659,894,000 20,213,935 10/02/26 — (111,170)
Thai Baht ......... HSBK Sell 575,923,000 17,687,184 10/02/26 — (51,567)
Total Forward Exchange Contracts ................................................... $1,574,512 $(20,317,764)
Net unrealized appreciation (depreciation) ............................................ $(18,743,252)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2026
Templeton Growth VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.3%
Aerospace & Defense 5.9%
Airbus SE ......................................... France 25,483 $ 4,818,146
Rolls-Royce Holdings plc ............................. United Kingdom 531,637 8,076,855
Safran SA ......................................... France 21,354 6,987,655
19,882,656
Automobiles 1.8%
BYD Co. Ltd. , H .................................... China 448,900 6,137,063
Banks 10.0%
HDFC Bank Ltd. .................................... India 409,427 3,207,061
HSBC Holdings plc .................................. United Kingdom 420,092 6,899,000
ING Groep NV ..................................... Netherlands 285,964 7,422,676
PNC Financial Services Group, Inc. (The) ................. United States 20,036 4,169,291
Royal Bank of Canada ............................... Canada 30,815 4,981,437
a
SBI Shinsei Bank Ltd. ................................ Japan 315,075 3,441,767
Wells Fargo & Co. ................................... United States 43,477 3,461,204
33,582,436
Broadline Retail 4.5%
b
Amazon.com, Inc. ................................... United States 55,641 11,588,351
a
JD.com, Inc. , ADR ................................... China 114,732 3,392,625
14,980,976
Capital Markets 1.5%
Charles Schwab Corp. (The) ........................... United States 40,185 3,776,586
Daiwa Securities Group, Inc. ........................... Japan 25,432 240,978
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 20,218 1,019,958
5,037,522
Chemicals 3.2%
a
Akzo Nobel NV ..................................... Netherlands 57,562 3,308,971
Linde plc .......................................... United States 14,692 7,283,706
10,592,677
Construction & Engineering 1.9%
Vinci SA .......................................... France 42,699 6,409,088
Construction Materials 1.2%
CRH plc .......................................... United States 39,287 4,129,850
Containers & Packaging 2.2%
Crown Holdings, Inc. ................................. United States 36,845 3,693,711
Smurfit Westrock plc ................................. United States 90,700 3,614,395
7,308,106
Electric Utilities 2.5%
SSE plc .......................................... United Kingdom 244,329 8,446,112
Electrical Equipment 5.2%
Mitsubishi Electric Corp. .............................. Japan 138,200 4,520,120
Schneider Electric SE ................................ United States 22,864 6,227,733
Siemens Energy AG ................................. Germany 39,387 6,792,272
17,540,125
Electronic Equipment, Instruments & Components 1.5%
Keyence Corp. ..................................... Japan 13,900 4,947,112
Entertainment 2.1%
b
Netflix, Inc. ........................................ United States 73,797 7,095,582

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 1.0%
Visa, Inc. , A ........................................ United States 11,422 $ 3,452,185
Health Care Equipment & Supplies 3.2%
Alcon AG ......................................... United States 46,412 3,508,294
Medtronic plc ...................................... United States 39,720 3,441,738
Zimmer Biomet Holdings, Inc. .......................... United States 40,604 3,671,413
10,621,445
Health Care Providers & Services 1.1%
HCA Healthcare, Inc. ................................. United States 8,055 3,811,948
Industrial Conglomerates 1.8%
Honeywell International, Inc. ........................... United States 26,803 6,058,282
Insurance 1.3%
AIA Group Ltd. ..................................... Hong Kong 398,200 4,424,531
Interactive Media & Services 5.4%
Alphabet, Inc. , A .................................... United States 39,296 11,299,958
Meta Platforms, Inc. , A ............................... United States 6,263 3,583,250
Tencent Holdings Ltd. ................................ China 49,839 3,143,464
18,026,672
Life Sciences Tools & Services 2.1%
Thermo Fisher Scientific, Inc. .......................... United States 14,325 7,041,167
Machinery 2.4%
a
CNH Industrial NV ................................... United States 337,085 3,707,935
Ebara Corp. ....................................... Japan 158,143 4,476,733
8,184,668
Metals & Mining 0.3%
Rio Tinto Ltd. ...................................... Australia 10,397 1,181,241
Oil, Gas & Consumable Fuels 3.1%
BP plc ............................................ United States 766,588 5,999,934
ConocoPhillips ..................................... United States 32,897 4,342,404
10,342,338
Personal Care Products 2.2%
Unilever plc ........................................ United Kingdom 132,040 7,454,927
Pharmaceuticals 3.8%
AstraZeneca plc .................................... United Kingdom 40,369 7,893,754
Eli Lilly & Co. ...................................... United States 5,259 4,837,071
12,730,825
Real Estate Management & Development 1.0%
Sun Hung Kai Properties Ltd. .......................... Hong Kong 193,757 3,226,216
Semiconductors & Semiconductor Equipment 11.2%
Broadcom, Inc. ..................................... United States 22,658 7,012,878
Infineon Technologies AG ............................. Germany 69,348 3,146,051
NVIDIA Corp. ...................................... United States 95,418 16,640,899
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 32,249 10,898,549
37,698,377
Software 3.2%
Microsoft Corp. ..................................... United States 28,644 10,603,150
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc. ........................................ United States 52,850 13,412,802

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 155 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. .......................... South Korea 40,009 $ 4,679,508
18,092,310
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc. , B ....................................... United States 101,634 5,368,308
Trading Companies & Distributors 1.7%
Ferguson Enterprises, Inc. ............................ United States 24,152 5,633,696
Total Common Stocks (Cost $ 261,717,087 ) ...................................
320,041,591
Short Term Investments 5.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 4.9%
National Bank of Canada , 3.58% , 4/01/26 ................. Canada 9,000,000 9,000,000
Royal Bank of Canada , 3.58% , 4/01/26 ................... Canada 7,500,000 7,500,000
Total Time Deposits (Cost $ 16,500,000 ) ......................................
16,500,000
Shares
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 1,289,345 1,289,345
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 1,289,345 ) ..........................................................
1,289,345
Total Short Term Investments (Cost $ 17,789,345 ) ..............................
17,789,345
a
Total Investments (Cost $ 279,506,432 ) 100.6% ................................
$337,830,936
Other Assets, less Liabilities (0.6) % .........................................
(1,920,185)
Net Assets 100.0% .........................................................
$335,910,751
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at March 31, 2026.
b
Non-income producing.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company, consisting of seventeen separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The
Underlying Funds’ shareholder reports are not covered by this report.
Effective May 1, 2026, Templeton Developing Markets VIP Fund was renamed Templeton Emerging Markets VIP Fund.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At March 31, 2026, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Income VIP Fund
4,231,308 BX Frontier Member II LLC ..................... 3/17/26 $ 4,231,308 $ 4,231,308
725 QXO, Inc., C ............................... 3/23/26 7,250,000 7,250,000
Total Restricted Securities (Value is 0.4% of Net Assets) ............... $11,481,308 $11,481,308
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
4,107
a
Uniti Group, Inc. ............................. 8/04/25 $ 3,575,413 $ 4,415,818
125,422
a
Uniti Group, Inc., 8/01/35 ...................... 8/04/25 602,026 913,592
Total Restricted Securities (Value is 0.3% of Net Assets) ............... $4,177,439 $5,329,410
2. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments.
At March 31, 2026, unfunded commitments were as follows:
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2026, investments in affiliated management investment companies were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
45,571 Anduril Industries, Inc., F ...................... 7/17/24 $ 990,559 $ 3,142,120
35,200 Benchling, Inc., F ............................ 10/20/21 1,150,910 170,191
25,878 Databricks, Inc., G ........................... 2/01/21 1,529,975 4,916,820
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 5,383,171
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 883,143
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,241 891,767
3,377 Plaid, Inc., A ................................ 3/31/25 688,829 848,008
Total Restricted Securities (Value is 4.3% of Net Assets) ............... $8,680,060 $16,235,220
a
The Fund also invests in unrestricted securities of the issuer, valued at $6,039,172 as of March 31, 2026.
Borrower Unfunded Commitment
Franklin Strategic Income VIP Fund
First Eagle Holdings, Inc. $ 9,641
Pinnacle Buyer LLC 3,934
$ 13,575
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Franklin FTSE Japan ETF .... $— $13,676,115 $— $— $(885,580) $12,790,534 353,525 $—
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ 10,913,142 22,012,546 (20,948,322) — — 11,977,367 11,977,366 106,571
Total Affiliated Securities ... $10,913,142 $35,688,661 $(20,948,322) $— $(885,580) $24,767,901 $106,571
3. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $3,510,309 $6,906,248 $(10,412,726) $— $— $3,831 3,831 $17,402
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $114,025 $2,806,709 $(2,467,134) $— $— $453,600 453,600 $3,818
Total Affiliated Securities ... $3,624,334 $9,712,957 $(12,879,860) $— $— $457,431 $21,220
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $871,183 $2,972,567 $(3,471,327) $— $— $372,423 372,423 $4,585
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $— $539,000 $(539,000) $— $— $— — $103
Total Affiliated Securities ... $871,183 $3,511,567 $(4,010,327) $— $— $372,423 $4,688
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $819,330 $4,798,823 $(4,460,235) $— $— $1,157,918 1,157,918 $10,032
Total Affiliated Securities ... $819,330 $4,798,823 $(4,460,235) $— $— $1,157,918 $10,032
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $6,044,868 $253,513,767 $(243,539,982) $— $— $16,018,653 16,018,653 $307,117
Total Affiliated Securities ... $6,044,868 $253,513,767 $(243,539,982) $— $— $16,018,653 $307,117
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $1,150,104 $7,644,998 $(4,921,956) $— $— $3,873,146 3,873,146 $16,854
Total Affiliated Securities ... $1,150,104 $7,644,998 $(4,921,956) $— $— $3,873,146 $16,854
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $8,550,178 $24,684,287 $(31,656,184) $— $— $1,578,281 1,578,281 $63,976
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $— $1,000 $(1,000) $— $— $— — $9
Total Affiliated Securities ... $8,550,178 $24,685,287 $(31,657,184) $— $— $1,578,281 $63,985
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $254,301 $144,632,564 $(131,800,006) $— $— $13,086,859 13,086,859 $113,460
Total Affiliated Securities ... $254,301 $144,632,564 $(131,800,006) $— $— $13,086,859 $113,460
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $32,190,480 $69,964,641 $(95,442,339) $— $— $6,712,782 6,712,782 $270,164
Total Affiliated Securities ... $32,190,480 $69,964,641 $(95,442,339) $— $— $6,712,782 $270,164
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $26,189,662 $83,086,892 $(92,221,659) $— $— $17,054,895 17,054,895 $287,940
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $108,921 $106,000 $(214,921) $— $— $— — $434
Total Affiliated Securities ... $26,298,583 $83,192,892 $(92,436,580) $— $— $17,054,895 $288,374
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $11,467,886 $13,620,207 $(18,974,844) $— $— $6,113,249 6,113,249 $81,708
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $1,343,000 $19,821,950 $(21,164,950) $— $— $— — $17,266
Total Affiliated Securities ... $12,810,886 $33,442,157 $(40,139,794) $— $— $6,113,249 $98,974
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $11,926,602 $18,265,451 $(25,104,076) $— $— $5,087,977 5,087,977 $84,039
Total Affiliated Securities ... $11,926,602 $18,265,451 $(25,104,076) $— $— $5,087,977 $84,039
Franklin U.S. Government Securities VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $37,292,940 $19,010,665 $(15,602,708) $— $— $40,700,897 40,700,897 $318,842
Total Affiliated Securities ... $37,292,940 $19,010,665 $(15,602,708) $— $— $40,700,897 $318,842
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $725 $20,254,354 $(18,940,558) $— $— $1,314,521 1,314,521 $49,687
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $4,301,504 $4,474,666 $(6,160,613) $— $— $2,615,557 2,615,557 $2,878
Total Affiliated Securities ... $4,302,229 $24,729,020 $(25,101,171) $— $— $3,930,078 $52,565
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $19,280,919 $84,566,591 $(80,844,930) $— $— $23,002,580 23,002,580 $189,142
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Foreign VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $49,944,756 $47,695,765 $(70,299,789) $— $— $27,340,732 27,340,732 $241,431
Total Affiliated Securities ... $69,225,675 $132,262,356 $(151,144,719) $— $— $50,343,312 $430,573
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $171,798,349 $138,354,249 $(91,984,287) $— $— $218,168,311 218,168,311 $1,851,874
Total Affiliated Securities ... $171,798,349 $138,354,249 $(91,984,287) $— $— $218,168,311 $1,851,874
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $7,700,939 $4,612,804 $(11,024,398) $— $— $1,289,345 1,289,345 $5,755
Total Affiliated Securities ... $7,700,939 $4,612,804 $(11,024,398) $— $— $1,289,345 $5,755
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 7,420,641 $ 3,053,935 $ — $ 10,474,576
Air Freight & Logistics ................... — 1,108,021 — 1,108,021
Automobile Components ................. 18,503 162,357 — 180,860
Automobiles .......................... 3,029,381 1,700,334 — 4,729,715
Banks ............................... 8,020,504 8,835,326 — 16,855,830
Beverages ........................... 2,545,071 831,090 — 3,376,161
Biotechnology ......................... 5,449,347 209,532 — 5,658,879
Broadline Retail ....................... 9,308,172 1,344,894 — 10,653,066
Building Products ...................... 1,128,322 1,283,545 — 2,411,867
Capital Markets ........................ 5,204,084 3,929,455 — 9,133,539
Chemicals ........................... 7,070,907 1,360,094 — 8,431,001
Commercial Services & Supplies ........... 1,047,684 803,534 — 1,851,218
Communications Equipment .............. 2,390,623 169,487 — 2,560,110
Construction & Engineering ............... — 543,730 — 543,730
Construction Materials .................. 1,888,486 444,308 — 2,332,794
Consumer Finance ..................... 1,991,121 — — 1,991,121
Consumer Staples Distribution & Retail ...... 2,269,985 998,710 — 3,268,695
Containers & Packaging ................. 290,846 519,232 — 810,078
Diversified Consumer Services ............ 4,073 — — 4,073
Diversified Telecommunication Services ..... 1,310,680 841,594 — 2,152,274
Electric Utilities ........................ 1,867,341 1,779,057 — 3,646,398
Electrical Equipment .................... 1,306,938 1,178,277 — 2,485,215
Electronic Equipment, Instruments &
Components ........................ 1,237,964 671,247 — 1,909,211
Entertainment ......................... 3,396,384 670,501 — 4,066,885
Financial Services ...................... 8,408,623 691,624 — 9,100,247
Food Products ........................ 446,355 1,514,357 — 1,960,712
Gas Utilities .......................... 32,741 277,867 — 310,608
Ground Transportation .................. 4,644,987 183,864 — 4,828,851
Health Care Equipment & Supplies ......... 4,021,600 1,789,683 — 5,811,283
Health Care Providers & Services .......... 5,635,447 57,735 — 5,693,182
Health Care Technology ................. — 32,967 — 32,967
Hotels, Restaurants & Leisure ............. 3,041,051 1,066,047 — 4,107,098
Household Durables .................... 102,092 1,659,613 — 1,761,705
Household Products .................... 1,555,706 32,342 — 1,588,048
Independent Power and Renewable Electricity
Producers .......................... 88,995 283,379 — 372,374
Industrial Conglomerates ................ 1,062,341 685,022 — 1,747,363
Industrial REITs ....................... 228,671 — — 228,671
Insurance ............................ 4,871,546 3,354,919 — 8,226,465
Interactive Media & Services .............. 14,863,292 876,494 — 15,739,786
IT Services ........................... 851,206 196,576 — 1,047,782
Leisure Products ....................... — 71,544 — 71,544
Life Sciences Tools & Services ............ 4,278,136 991,539 — 5,269,675
Machinery ............................ 7,572,775 2,655,187 — 10,227,962
Marine Transportation ................... — 118,220 — 118,220
Media ............................... 50,725 — — 50,725
Metals & Mining ....................... 755,802 1,390,885 — 2,146,687
Multi-Utilities .......................... 3,181,473 283,563 — 3,465,036
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Oil, Gas & Consumable Fuels ............. $ 7,775,954 $ 3,596,221 $ — $ 11,372,175
Passenger Airlines ..................... 92 — — 92
Personal Care Products ................. — 1,218,047 — 1,218,047
Pharmaceuticals ....................... 8,979,517 7,013,121 — 15,992,638
Professional Services ................... 341,154 1,092,888 — 1,434,042
Real Estate Management & Development .... 80,897 427,093 — 507,990
Residential REITs ...................... 185,917 — — 185,917
Retail REITs .......................... — 149,756 — 149,756
Semiconductors & Semiconductor Equipment . 29,575,472 5,156,269 — 34,731,741
Software ............................. 16,495,773 1,020,346 — 17,516,119
Specialized REITs ...................... 1,351,607 — — 1,351,607
Specialty Retail ........................ 3,028,581 1,493,121 — 4,521,702
Technology Hardware, Storage & Peripherals . 8,515,156 709,289 — 9,224,445
Textiles, Apparel & Luxury Goods .......... 115,916 1,359,493 — 1,475,409
Tobacco ............................. 774,789 268,345 — 1,043,134
Trading Companies & Distributors .......... 1,736,130 896,124 — 2,632,254
Transportation Infrastructure .............. 177,633 — — 177,633
Wireless Telecommunication Services ....... 753,900 391,981 — 1,145,881
Management Investment Companies ......... 12,790,534 — — 12,790,534
Preferred Stocks ......................... — 400,268 — 400,268
Limited Partnerships ...................... 1,518,292 — — 1,518,292
Corporate Bonds ........................ — 70,019,351 — 70,019,351
Foreign Government and Agency Securities .... — 6,087,076 — 6,087,076
U.S. Government and Agency Securities ....... — 99,332,833 — 99,332,833
Asset-Backed Securities ................... — 1,266,342 — 1,266,342
Commercial Mortgage-Backed Securities ...... — 4,578,942 — 4,578,942
Mortgage-Backed Securities ................ — 23,779,013 — 23,779,013
Agency Commercial Mortgage-Backed Securities — 80,106 — 80,106
Municipal Bonds ......................... — 1,241,633 — 1,241,633
Short Term Investments ................... 14,697,633 504,651 — 15,202,284
Total Investments in Securities ........... $242,785,568 $282,733,996
b
$— $525,519,564
Other Financial Instruments:
Forward Exchange Contracts ............... $— $104,559 $— $104,559
Total Other Financial Instruments ......... $— $104,559 $— $104,559
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $242,042 $— $242,042
Futures Contracts ........................ 413,439 — — 413,439
Total Other Financial Instruments ......... $413,439 $242,042 $— $655,481
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 4,736,124 — — 4,736,124
Air Freight & Logistics ................... 33,380 — — 33,380
Automobiles .......................... 4,297,430 — — 4,297,430
Biotechnology ......................... 6,412,003 1,023,212 — 7,435,215
Broadline Retail ....................... 14,503,406 — — 14,503,406
Capital Markets ........................ 669,577 — — 669,577
Communications Equipment .............. 2,086,012 — — 2,086,012
Construction & Engineering ............... 1,598,064 — — 1,598,064
Electrical Equipment .................... 3,894,992 — — 3,894,992
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Electronic Equipment, Instruments &
Components ........................ $ 6,589,583 $ — $ — $ 6,589,583
Energy Equipment & Services ............. 1,194,668 — — 1,194,668
Entertainment ......................... 2,546,148 — — 2,546,148
Financial Services ...................... 4,417,358 — — 4,417,358
Ground Transportation .................. 237,225 — — 237,225
Health Care Equipment & Supplies ......... 2,046,431 — — 2,046,431
Health Care Providers & Services .......... 1,286,380 — — 1,286,380
Health Care Technology ................. 121,163 — — 121,163
Hotels, Restaurants & Leisure ............. 1,458,053 — — 1,458,053
Interactive Media & Services .............. 18,452,804 — — 18,452,804
IT Services ........................... 6,236,560 — — 6,236,560
Life Sciences Tools & Services ............ 300,125 108,636 — 408,761
Machinery ............................ 182,210 — — 182,210
Pharmaceuticals ....................... 3,266,034 — — 3,266,034
Semiconductors & Semiconductor Equipment . 43,332,553 1,378,558 — 44,711,111
Software ............................. 17,097,854 — — 17,097,854
Specialty Retail ........................ 508,038 — — 508,038
Technology Hardware, Storage & Peripherals . 7,940,659 — — 7,940,659
Warrants ............................... — — —
c
—
Short Term Investments ................... 457,431 — — 457,431
Total Investments in Securities ........... $155,902,265 $2,510,406
d
$— $158,412,671
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Diversified REITs ...................... 2,260,132 5,405,101 — 7,665,233
Health Care Providers & Services .......... 1,432,380 — — 1,432,380
Health Care REITs ..................... 13,916,375 976,711 — 14,893,086
Hotel & Resort REITs ................... 1,301,308 732,795 — 2,034,103
Industrial REITs ....................... 9,478,367 4,427,440 — 13,905,807
Office REITs .......................... 1,530,565 1,770,993 — 3,301,558
Real Estate Management & Development .... — 12,378,306 — 12,378,306
Residential REITs ...................... 10,419,945 482,900 — 10,902,845
Retail REITs .......................... 14,235,929 3,266,411 — 17,502,340
Specialized REITs ...................... 15,548,119 1,075,937 — 16,624,056
Short Term Investments ................... 372,423 — — 372,423
Total Investments in Securities ........... $70,495,543 $30,516,594
e
$— $101,012,137
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 46,511,915 — — 46,511,915
Equity-Linked Securities ................... — 5,419,453 — 5,419,453
Convertible Preferred Stocks ................ 4,346,566 — — 4,346,566
Short Term Investments ................... 1,157,918 — — 1,157,918
Total Investments in Securities ........... $52,016,399 $5,419,453 $— $57,435,852
Franklin Income VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 35,492,700 — — 35,492,700
Air Freight & Logistics ................... 13,674,820 — — 13,674,820
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Banks ............................... $ 48,245,300 $ — $ — $ 48,245,300
Beverages ........................... 73,364,000 — — 73,364,000
Biotechnology ......................... 34,063,750 — — 34,063,750
Broadline Retail ....................... 10,377,469 — — 10,377,469
Capital Markets ........................ 14,425,650 — — 14,425,650
Chemicals ........................... 42,267,950 — — 42,267,950
Communications Equipment .............. 38,795,000 — — 38,795,000
Consumer Finance ..................... 11,857,950 — — 11,857,950
Consumer Staples Distribution & Retail ...... 9,090,000 — — 9,090,000
Containers & Packaging ................. 4,462,500 — — 4,462,500
Diversified Telecommunication Services ..... 24,034,000 — — 24,034,000
Electric Utilities ........................ 84,593,200 — — 84,593,200
Energy Equipment & Services ............. 24,739,917 — — 24,739,917
Food Products ........................ 18,829,000 — — 18,829,000
Ground Transportation .................. 31,538,902 — — 31,538,902
Health Care Equipment & Supplies ......... 41,199,000 — — 41,199,000
Health Care Providers & Services .......... 4,057,226 — — 4,057,226
Hotels, Restaurants & Leisure ............. 13,803,200 — — 13,803,200
Household Products .................... 61,387,000 — — 61,387,000
Industrial Conglomerates ................ 19,212,550 — — 19,212,550
IT Services ........................... 15,755,350 — — 15,755,350
Metals & Mining ....................... 5,878,000 — — 5,878,000
Multi-Utilities .......................... 32,945,600 — — 32,945,600
Oil, Gas & Consumable Fuels ............. 211,767,000 — — 211,767,000
Pharmaceuticals ....................... 101,395,721 4,258,408 — 105,654,129
Semiconductors & Semiconductor Equipment . 23,296,800 — — 23,296,800
Software ............................. 12,087,901 — — 12,087,901
Specialty Retail ........................ 32,889,000 — — 32,889,000
Textiles, Apparel & Luxury Goods .......... 5,282,000 — — 5,282,000
Tobacco ............................. 21,494,200 — — 21,494,200
Equity-Linked Securities ................... — 495,962,239 — 495,962,239
Convertible Preferred Stocks :
Aerospace & Defense ................... 15,571,200 — — 15,571,200
Capital Markets ........................ 8,241,500 — — 8,241,500
Chemicals ........................... 9,699,750 — — 9,699,750
Electric Utilities ........................ 13,156,300 — — 13,156,300
Financial Services ...................... — 19,000,000 — 19,000,000
Software ............................. 15,753,500 — — 15,753,500
Trading Companies & Distributors .......... — — 7,250,000 7,250,000
Corporate Bonds :
Aerospace & Defense ................... — 45,928,870 — 45,928,870
Automobile Components ................. — 10,675,580 — 10,675,580
Automobiles .......................... — 30,378,637 — 30,378,637
Banks ............................... — 100,482,743 — 100,482,743
Biotechnology ......................... — 6,199,120 — 6,199,120
Building Products ...................... — 17,797,294 — 17,797,294
Capital Markets ........................ — 42,415,651 — 42,415,651
Chemicals ........................... — 52,462,850 — 52,462,850
Commercial Services & Supplies ........... — 4,558,563 4,231,308 8,789,871
Consumer Finance ..................... — 42,638,202 — 42,638,202
Containers & Packaging ................. — 41,701,880 — 41,701,880
Diversified Telecommunication Services ..... — 34,683,820 — 34,683,820
Electric Utilities ........................ — 58,510,003 — 58,510,003
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Electrical Equipment .................... $ — $ 5,287,274 $ — $ 5,287,274
Energy Equipment & Services ............. — 8,999,580 — 8,999,580
Food Products ........................ — 12,456,642 — 12,456,642
Ground Transportation .................. — 4,412,197 — 4,412,197
Health Care Equipment & Supplies ......... — 17,867,547 — 17,867,547
Health Care Providers & Services .......... — 180,227,889 — 180,227,889
Hotels, Restaurants & Leisure ............. — 59,613,446 — 59,613,446
Household Durables .................... — 2,581,875 — 2,581,875
Independent Power and Renewable Electricity
Producers .......................... — 7,815,459 — 7,815,459
Insurance ............................ — 7,101,227 — 7,101,227
IT Services ........................... — 2,381,922 — 2,381,922
Media ............................... — 10,673,822 — 10,673,822
Metals & Mining ....................... — 49,431,578 — 49,431,578
Oil, Gas & Consumable Fuels ............. — 90,073,597 — 90,073,597
Passenger Airlines ..................... — 25,484,034 — 25,484,034
Personal Care Products ................. — 2,754,315 — 2,754,315
Pharmaceuticals ....................... — 23,096,044 — 23,096,044
Semiconductors & Semiconductor Equipment . — 17,634,879 — 17,634,879
Software ............................. — 36,409,600 — 36,409,600
Specialized REITs ...................... — 9,170,916 — 9,170,916
Textiles, Apparel & Luxury Goods .......... — 10,994,231 — 10,994,231
Tobacco ............................. — 6,509,732 — 6,509,732
Trading Companies & Distributors .......... — 23,456,996 — 23,456,996
Senior Floating Rate Interests ............... — 23,864,387 — 23,864,387
U.S. Government and Agency Securities ....... — 180,110,983 — 180,110,983
Asset-Backed Securities ................... — 9,237,588 — 9,237,588
Mortgage-Backed Securities ................ — 184,510,454 — 184,510,454
Short Term Investments ................... 16,018,653 34,880,497 — 50,899,150
Total Investments in Securities ........... $1,200,743,559 $2,054,692,571 $11,481,308 $3,266,917,438
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 71,114,804 — — 71,114,804
Short Term Investments ................... 3,873,146 — — 3,873,146
Total Investments in Securities ........... $74,987,950 $— $— $74,987,950
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 10,853,495 — 10,853,495
Automobiles .......................... — 12,727,137 — 12,727,137
Banks ............................... 20,427,765 24,095,665 — 44,523,430
Beverages ........................... — 7,067,178 — 7,067,178
Broadline Retail ....................... — 8,139,501 — 8,139,501
Building Products ...................... — 6,028,925 — 6,028,925
Capital Markets ........................ 6,206,876 6,052,517 — 12,259,393
Chemicals ........................... 11,385,667 9,268,926 — 20,654,593
Consumer Finance ..................... 5,804,558 — — 5,804,558
Containers & Packaging ................. 5,550,208 — — 5,550,208
Diversified Telecommunication Services ..... — 9,835,054 — 9,835,054
Energy Equipment & Services ............. 6,613,996 — — 6,613,996
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Entertainment ......................... $ 8,826,689 $ — $ — $ 8,826,689
Financial Services ...................... 6,990,122 — — 6,990,122
Food Products ........................ 7,698,168 7,235,271 — 14,933,439
Ground Transportation .................. 6,741,925 — — 6,741,925
Health Care Equipment & Supplies ......... 19,982,278 — — 19,982,278
Health Care Providers & Services .......... 12,321,017 — — 12,321,017
Household Products .................... — 6,480,624 — 6,480,624
Industrial Conglomerates ................ — 4,262,866 — 4,262,866
Insurance ............................ 7,805,543 7,346,601 — 15,152,144
Interactive Media & Services .............. 16,739,762 6,291,155 — 23,030,917
IT Services ........................... — 5,487,873 — 5,487,873
Media ............................... 5,762,917 — — 5,762,917
Multi-Utilities .......................... — 5,924,660 — 5,924,660
Oil, Gas & Consumable Fuels ............. 10,338,056 18,922,071 — 29,260,127
Pharmaceuticals ....................... 18,221,628 18,409,959 — 36,631,587
Semiconductors & Semiconductor Equipment . — 5,587,129 — 5,587,129
Software ............................. 12,012,471 — — 12,012,471
Technology Hardware, Storage & Peripherals . — 5,003,491 — 5,003,491
Textiles, Apparel & Luxury Goods .......... — 5,185,394 — 5,185,394
Tobacco ............................. — 8,831,503 — 8,831,503
Trading Companies & Distributors .......... 14,532,840 — — 14,532,840
Corporate Bonds ........................ — 1,845,876 — 1,845,876
Senior Floating Rate Interests ............... — 5,523,132 — 5,523,132
Companies in Liquidation .................. — — —
c
—
Short Term Investments ................... 1,578,281 2,471,855 — 4,050,136
Total Investments in Securities ........... $205,540,767 $208,877,858
f
$— $414,418,625
Other Financial Instruments:
Forward Exchange Contracts ............... $— $68,158 $— $68,158
Total Other Financial Instruments ......... $— $68,158 $— $68,158
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $52,251 $— $52,251
Total Other Financial Instruments ......... $— $52,251 $— $52,251
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Automobiles .......................... 32,880,873 — — 32,880,873
Banks ............................... 134,777,988 — — 134,777,988
Broadline Retail ....................... 60,488,897 — — 60,488,897
Building Products ...................... 48,560,450 — — 48,560,450
Capital Markets ........................ 32,700,063 — — 32,700,063
Chemicals ........................... 35,291,349 — — 35,291,349
Communications Equipment .............. 32,759,352 — — 32,759,352
Consumer Finance ..................... 24,058,504 — — 24,058,504
Consumer Staples Distribution & Retail ...... 53,927,154 — — 53,927,154
Containers & Packaging ................. 18,789,981 — — 18,789,981
Diversified Telecommunication Services ..... 6,039,172 — — 6,039,172
Electric Utilities ........................ 71,411,588 — — 71,411,588
Electronic Equipment, Instruments &
Components ........................ 19,375,636 — — 19,375,636
Energy Equipment & Services ............. 37,949,922 — — 37,949,922
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Entertainment ......................... $ 36,934,744 $ — $ — $ 36,934,744
Financial Services ...................... 46,573,023 — — 46,573,023
Food Products ........................ — 36,512,040 — 36,512,040
Ground Transportation .................. 33,046,057 — — 33,046,057
Health Care Equipment & Supplies ......... 104,114,544 — — 104,114,544
Health Care Providers & Services .......... 9,298,911 — — 9,298,911
Household Products .................... 44,209,909 — — 44,209,909
Insurance ............................ 120,757,048 — — 120,757,048
Interactive Media & Services .............. 76,002,446 — — 76,002,446
Life Sciences Tools & Services ............ 41,856,237 — — 41,856,237
Machinery ............................ 48,634,929 — — 48,634,929
Metals & Mining ....................... 38,219,460 — — 38,219,460
Oil, Gas & Consumable Fuels ............. 94,221,365 — — 94,221,365
Personal Care Products ................. 29,910,865 — — 29,910,865
Pharmaceuticals ....................... 69,993,235 88,429,821 — 158,423,056
Retail REITs .......................... 35,597,894 — — 35,597,894
Semiconductors & Semiconductor Equipment . 26,875,130 — — 26,875,130
Software ............................. 55,770,442 — — 55,770,442
Specialty Retail ........................ 33,272,060 — — 33,272,060
Tobacco ............................. — 25,023,471 — 25,023,471
Trading Companies & Distributors .......... 69,172,902 — — 69,172,902
Preferred Stocks ......................... — — 4,415,818 4,415,818
Warrants ............................... — — 913,592 913,592
Corporate Bonds ........................ — 8,766,866 — 8,766,866
Senior Floating Rate Interests ............... — 24,736,640 — 24,736,640
Companies in Liquidation .................. — — —
c
—
Short Term Investments ................... 13,086,859 — — 13,086,859
Total Investments in Securities ........... $1,636,558,989 $183,468,838
g
$5,329,410 $1,825,357,237
Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 1,495,088,539 — — 1,495,088,539
Short Term Investments ................... 6,712,782 — — 6,712,782
Total Investments in Securities ........... $1,501,801,321 $— $— $1,501,801,321
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 57,191,884 — 57,191,884
Banks ............................... 211,872,613 — — 211,872,613
Building Products ...................... 28,519,769 — — 28,519,769
Capital Markets ........................ 8,962,248 — — 8,962,248
Chemicals ........................... 70,117,319 — — 70,117,319
Commercial Services & Supplies ........... 38,750,047 — — 38,750,047
Construction & Engineering ............... 25,098,990 — — 25,098,990
Consumer Finance ..................... 12,558,005 — — 12,558,005
Electric Utilities ........................ 10,060,227 — — 10,060,227
Electrical Equipment .................... 82,874,251 — — 82,874,251
Electronic Equipment, Instruments &
Components ........................ 61,563,397 — — 61,563,397
Energy Equipment & Services ............. 65,273,489 — — 65,273,489
Ground Transportation .................. 10,998,413 — — 10,998,413
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Health Care Equipment & Supplies ......... $ 28,102,755 $ — $ — $ 28,102,755
Hotels, Restaurants & Leisure ............. 24,075,605 — — 24,075,605
Household Durables .................... 21,871,977 — — 21,871,977
Industrial REITs ....................... 3,989,967 — — 3,989,967
Insurance ............................ 60,670,392 — — 60,670,392
Leisure Products ....................... 15,998,142 — — 15,998,142
Life Sciences Tools & Services ............ 18,859,083 — — 18,859,083
Machinery ............................ 56,375,483 — — 56,375,483
Metals & Mining ....................... 33,121,276 — — 33,121,276
Multi-Utilities .......................... 10,386,790 — — 10,386,790
Oil, Gas & Consumable Fuels ............. 33,946,524 — — 33,946,524
Paper & Forest Products ................. 6,721,663 — — 6,721,663
Residential REITs ...................... 9,442,181 — — 9,442,181
Retail REITs .......................... 9,240,743 — — 9,240,743
Semiconductors & Semiconductor Equipment . 30,729,764 5,056,534 — 35,786,298
Software ............................. 37,628,069 — — 37,628,069
Specialty Retail ........................ 23,579,769 — — 23,579,769
Textiles, Apparel & Luxury Goods .......... 10,870,465 — — 10,870,465
Short Term Investments ................... 17,054,895 — — 17,054,895
Total Investments in Securities ........... $1,079,314,311 $62,248,418
h
$— $1,141,562,729
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 27,837,421 — — 27,837,421
Banks ............................... 4,399,483 — — 4,399,483
Biotechnology ......................... 23,317,460 — — 23,317,460
Building Products ...................... 5,453,556 — — 5,453,556
Capital Markets ........................ 26,039,272 — — 26,039,272
Construction & Engineering ............... 9,608,802 — — 9,608,802
Consumer Staples Distribution & Retail ...... 6,049,070 — — 6,049,070
Electrical Equipment .................... 21,463,688 — — 21,463,688
Entertainment ......................... 8,551,363 — — 8,551,363
Financial Services ...................... 2,726,715 — — 2,726,715
Ground Transportation .................. 5,386,396 — — 5,386,396
Health Care Equipment & Supplies ......... 13,756,156 — — 13,756,156
Health Care Providers & Services .......... 7,853,186 — — 7,853,186
Health Care Technology ................. 3,841,509 — — 3,841,509
Hotels, Restaurants & Leisure ............. 44,595,138 — — 44,595,138
Household Durables .................... 3,512,379 — — 3,512,379
Independent Power and Renewable Electricity
Producers .......................... 7,511,689 — — 7,511,689
Interactive Media & Services .............. 1,925,865 — — 1,925,865
IT Services ........................... 7,314,340 — — 7,314,340
Leisure Products ....................... — — 5,383,171 5,383,171
Life Sciences Tools & Services ............ 4,268,383 — — 4,268,383
Machinery ............................ 4,737,100 — — 4,737,100
Media ............................... 6,788,410 — — 6,788,410
Oil, Gas & Consumable Fuels ............. 12,923,090 — — 12,923,090
Professional Services ................... 9,718,190 — — 9,718,190
Real Estate Management & Development .... 2,135,413 — — 2,135,413
Residential REITs ...................... 2,219,593 — — 2,219,593
Semiconductors & Semiconductor Equipment . 16,579,028 — — 16,579,028
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Software ............................. $ 28,234,304 $ — $ 848,008 $ 29,082,312
Specialty Retail ........................ 26,465,648 — — 26,465,648
Technology Hardware, Storage & Peripherals . 2,770,865 — — 2,770,865
Trading Companies & Distributors .......... 6,548,783 — — 6,548,783
Convertible Preferred Stocks ................ — — 10,004,041 10,004,041
Escrows and Litigation Trusts ............... — — —
c
—
Short Term Investments ................... 6,113,249 — — 6,113,249
Total Investments in Securities ........... $360,645,544 $— $16,235,220 $376,880,764
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Machinery ............................ — — 70,719 70,719
Oil, Gas & Consumable Fuels ............. 2,690 25,972 — 28,662
Corporate Bonds :
Aerospace & Defense ................... — 4,175,363 — 4,175,363
Automobile Components ................. — 1,073,270 — 1,073,270
Automobiles .......................... — 842,942 — 842,942
Banks ............................... — 12,383,326 — 12,383,326
Beverages ........................... — 128,941 — 128,941
Biotechnology ......................... — 1,824,436 — 1,824,436
Broadline Retail ....................... — 901,983 —
c
901,983
Building Products ...................... — 1,703,909 — 1,703,909
Capital Markets ........................ — 5,027,900 — 5,027,900
Chemicals ........................... — 1,871,768 — 1,871,768
Commercial Services & Supplies ........... — 1,756,198 — 1,756,198
Communications Equipment .............. — 909,214 — 909,214
Construction & Engineering ............... — 772,460 — 772,460
Consumer Finance ..................... — 4,159,142 — 4,159,142
Consumer Staples Distribution & Retail ...... — 605,950 — 605,950
Containers & Packaging ................. — 1,160,175 — 1,160,175
Diversified Consumer Services ............ — 296,517 — 296,517
Diversified REITs ...................... — 835,977 — 835,977
Diversified Telecommunication Services ..... — 4,557,326 — 4,557,326
Electric Utilities ........................ — 6,260,843 — 6,260,843
Electrical Equipment .................... — 514,989 — 514,989
Electronic Equipment, Instruments &
Components ........................ — 1,071,619 — 1,071,619
Energy Equipment & Services ............. — 2,446,616 — 2,446,616
Entertainment ......................... — 956,160 — 956,160
Financial Services ...................... — 3,022,018 — 3,022,018
Food Products ........................ — 2,672,984 — 2,672,984
Gas Utilities .......................... — 203,510 — 203,510
Ground Transportation .................. — 2,828,509 — 2,828,509
Health Care Equipment & Supplies ......... — 1,956,042 — 1,956,042
Health Care Providers & Services .......... — 7,039,900 — 7,039,900
Health Care REITs ..................... — 1,725,604 — 1,725,604
Health Care Technology ................. — 660,882 — 660,882
Hotel & Resort REITs ................... — 1,100,933 — 1,100,933
Hotels, Restaurants & Leisure ............. — 5,191,170 — 5,191,170
Household Durables .................... — 1,164,930 — 1,164,930
Household Products .................... — 373,047 — 373,047
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Independent Power and Renewable Electricity
Producers .......................... $ — $ 3,721,410 $ — $ 3,721,410
Insurance ............................ — 4,261,359 — 4,261,359
IT Services ........................... — 799,872 — 799,872
Leisure Products ....................... — 390,386 — 390,386
Life Sciences Tools & Services ............ — 139,060 — 139,060
Machinery ............................ — 1,926,383 — 1,926,383
Media ............................... — 6,868,926 — 6,868,926
Metals & Mining ....................... — 1,445,577 — 1,445,577
Multi-Utilities .......................... — 1,718,983 — 1,718,983
Oil, Gas & Consumable Fuels ............. — 13,585,569 — 13,585,569
Passenger Airlines ..................... — 1,102,248 — 1,102,248
Personal Care Products ................. — 625,981 — 625,981
Pharmaceuticals ....................... — 3,134,132 — 3,134,132
Residential REITs ...................... — 302,630 — 302,630
Semiconductors & Semiconductor Equipment . — 2,465,748 — 2,465,748
Software ............................. — 2,794,742 — 2,794,742
Specialized REITs ...................... — 1,713,400 — 1,713,400
Technology Hardware, Storage & Peripherals . — 1,213,538 — 1,213,538
Textiles, Apparel & Luxury Goods .......... — 200,439 — 200,439
Tobacco ............................. — 1,537,868 — 1,537,868
Trading Companies & Distributors .......... — 1,386,973 — 1,386,973
Transportation Infrastructure .............. — 112,200 — 112,200
Wireless Telecommunication Services ....... — 2,543,037 2,221 2,545,258
Senior Floating Rate Interests ............... — 4,897,803 — 4,897,803
Marketplace Loans ....................... — — 352,327
c
352,327
Foreign Government and Agency Securities .... — 21,880,789 — 21,880,789
U.S. Government and Agency Securities ....... — 26,937,775 — 26,937,775
Asset-Backed Securities ................... — 9,431,775 — 9,431,775
Commercial Mortgage-Backed Securities ...... — 18,166,514 — 18,166,514
Mortgage-Backed Securities ................ — 41,752,853 — 41,752,853
Residential Mortgage-Backed Securities ....... — 8,007,663 — 8,007,663
Agency Commercial Mortgage-Backed Securities — 12,845,945 — 12,845,945
Escrows and Litigation Trusts ............... — 1,227 1,135
c
2,362
Options Purchased ....................... — 214,811 — 214,811
Short Term Investments ................... 5,087,977 — — 5,087,977
Total Investments in Securities ........... $5,090,667 $282,330,141 $426,402 $287,847,210
Other Financial Instruments:
Forward Exchange Contracts ............... $— $32,387 $— $32,387
Futures Contracts ....................... 76,312 — — 76,312
Swap Contracts ......................... — 69,329 — 69,329
Unfunded Loan Commitments .............. — 9 — 9
Total Other Financial Instruments ......... $76,312 $101,725 $— $178,037
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 10,983,513 $ — $ 10,983,513
Options Written .......................... — 231,808 — 231,808
Forward Exchange Contracts ............... — 279 — 279
Futures Contracts ........................ 349,982 — — 349,982
Swap Contracts ......................... — 76,541 — 76,541
Unfunded Loan Commitments ............... — 120 — 120
Total Other Financial Instruments ......... $349,982 $11,292,261 $— $11,642,243
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 8,885,034 $ — $ 8,885,034
U.S. Government and Agency Securities ....... — 65,673,392 — 65,673,392
Mortgage-Backed Securities ................ — 369,422,143 — 369,422,143
Short Term Investments ................... 40,700,897 — — 40,700,897
Total Investments in Securities ........... $40,700,897 $443,980,569 $— $484,681,466
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Brazil ................................ $ 10,864,595 $ — $ — $ 10,864,595
Chile ................................ 3,785,523 — — 3,785,523
China ............................... 2,205,310 73,402,370 — 75,607,680
Hong Kong ........................... — 5,913,862 — 5,913,862
Hungary ............................. 3,376,636 — — 3,376,636
India ................................ 4,195,313 23,614,453 — 27,809,766
Indonesia ............................ — 1,222,543 — 1,222,543
Italy ................................. — 162,515 — 162,515
Mexico .............................. 8,614,495 — — 8,614,495
Peru ................................ 1,538,730 — — 1,538,730
Philippines ............................ — 1,219,919 — 1,219,919
Russia ............................... — — —
i
—
South Africa ........................... 7,474,196 2,316,292 — 9,790,488
South Korea .......................... — 77,534,053 — 77,534,053
Taiwan ............................... — 79,538,418 — 79,538,418
Thailand ............................. — 4,278,260 — 4,278,260
Turkiye .............................. — 787,530 — 787,530
United Arab Emirates .................... — 2,503,251 — 2,503,251
United States .......................... 6,739,221 — — 6,739,221
Preferred Stocks ........................ 20,574,046 — — 20,574,046
Short Term Investments ................... 3,930,078 — — 3,930,078
Total Investments in Securities ........... $73,298,143 $272,493,466
j
$— $345,791,609
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Automobiles .......................... $ 19,928,903 $ 13,743,796 $ — $ 33,672,699
Banks ............................... 18,299,487 89,206,709 — 107,506,196
Beverages ........................... 8,070,380 18,222,333 — 26,292,713
Broadline Retail ....................... 13,772,523 13,149,329 — 26,921,852
Building Products ...................... — 12,952,031 — 12,952,031
Capital Markets ........................ 18,382,240 32,280,438 — 50,662,678
Chemicals ........................... — 13,821,833 — 13,821,833
Commercial Services & Supplies ........... — 13,153,637 — 13,153,637
Construction & Engineering ............... — 16,193,609 — 16,193,609
Construction Materials .................. — 13,554,111 — 13,554,111
Consumer Staples Distribution & Retail ...... — 15,949,521 — 15,949,521
Containers & Packaging ................. — 20,189,089 — 20,189,089
Diversified Telecommunication Services ..... — 15,386,853 — 15,386,853
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Electric Utilities ........................ $ — $ 31,382,519 $ — $ 31,382,519
Electrical Equipment .................... — 31,917,508 — 31,917,508
Household Durables .................... — 8,484,680 — 8,484,680
Insurance ............................ 13,810,027 17,342,560 — 31,152,587
Interactive Media & Services .............. — 11,283,649 — 11,283,649
Machinery ............................ 13,988,689 29,063,223 — 43,051,912
Metals & Mining ....................... — 18,127,502 — 18,127,502
Multi-Utilities .......................... — 17,502,692 — 17,502,692
Oil, Gas & Consumable Fuels ............. — 70,973,233 — 70,973,233
Personal Care Products ................. — 18,813,747 — 18,813,747
Pharmaceuticals ....................... — 70,973,186 — 70,973,186
Semiconductors & Semiconductor Equipment . — 67,707,530 — 67,707,530
Specialty Retail ........................ — 10,414,076 — 10,414,076
Technology Hardware, Storage & Peripherals . — 36,121,186 — 36,121,186
Textiles, Apparel & Luxury Goods .......... — 21,853,793 — 21,853,793
Short Term Investments ................... 50,343,312 — — 50,343,312
Total Investments in Securities ........... $156,595,561 $749,764,373
k
$— $906,359,934
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... $ — $ 1,005,865,068 $ — $ 1,005,865,068
U.S. Government and Agency Securities ....... — 125,978,986 — 125,978,986
Short Term Investments ................... 218,168,311 — — 218,168,311
Total Investments in Securities ........... $218,168,311 $1,131,844,054 $— $1,350,012,365
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,574,512 $— $1,574,512
Total Other Financial Instruments ......... $— $1,574,512 $— $1,574,512
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 20,317,764 — 20,317,764
Total Other Financial Instruments ......... $— $20,317,764 $— $20,317,764
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 19,882,656 $ — $ 19,882,656
Automobiles .......................... — 6,137,063 — 6,137,063
Banks ............................... 12,611,932 20,970,504 — 33,582,436
Broadline Retail ....................... 14,980,976 — — 14,980,976
Capital Markets ........................ 3,776,586 1,260,936 — 5,037,522
Chemicals ........................... 7,283,706 3,308,971 — 10,592,677
Construction & Engineering ............... — 6,409,088 — 6,409,088
Construction Materials .................. 4,129,850 — — 4,129,850
Containers & Packaging ................. 7,308,106 — — 7,308,106
Electric Utilities ........................ — 8,446,112 — 8,446,112
Electrical Equipment .................... — 17,540,125 — 17,540,125
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Electronic Equipment, Instruments &
Components ........................ $ — $ 4,947,112 $ — $ 4,947,112
Entertainment ......................... 7,095,582 — — 7,095,582
Financial Services ...................... 3,452,185 — — 3,452,185
Health Care Equipment & Supplies ......... 7,113,151 3,508,294 — 10,621,445
Health Care Providers & Services .......... 3,811,948 — — 3,811,948
Industrial Conglomerates ................ 6,058,282 — — 6,058,282
Insurance ............................ — 4,424,531 — 4,424,531
Interactive Media & Services .............. 14,883,208 3,143,464 — 18,026,672
Life Sciences Tools & Services ............ 7,041,167 — — 7,041,167
Machinery ............................ 3,707,935 4,476,733 — 8,184,668
Metals & Mining ....................... — 1,181,241 — 1,181,241
Oil, Gas & Consumable Fuels ............. 4,342,404 5,999,934 — 10,342,338
Personal Care Products ................. — 7,454,927 — 7,454,927
Pharmaceuticals ....................... 4,837,071 7,893,754 — 12,730,825
Real Estate Management & Development .... — 3,226,216 — 3,226,216
Semiconductors & Semiconductor Equipment . 34,552,326 3,146,051 — 37,698,377
Software ............................. 10,603,150 — — 10,603,150
Technology Hardware, Storage & Peripherals . 13,412,802 4,679,508 — 18,092,310
Textiles, Apparel & Luxury Goods .......... 5,368,308 — — 5,368,308
Trading Companies & Distributors .......... 5,633,696 — — 5,633,696
Short Term Investments ................... 1,289,345 16,500,000 — 17,789,345
Total Investments in Securities ........... $183,293,716 $154,537,220
l
$— $337,830,936
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $75,844,049, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes financial instruments determined to have no value.
d
Includes foreign securities valued at $2,510,406, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $30,516,594, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $199,036,995, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $149,965,332, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
h
Includes foreign securities valued at $62,248,418, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
i
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at March 31, 2026.
j
Includes foreign securities valued at $272,493,466, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
k
Includes foreign securities valued at $749,764,373, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
l
Includes foreign securities valued at $138,037,220, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2026, the reconciliations are as follows:
a
Includes financial instruments determined to have no value.
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2026, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 6,790,472 $ — $ — $ — $ — $ — $ — $ (1,407,301) $ 5,383,171 $ (1,407,301)
Media ........... —
a
— — — — — — — —
a
—
Semiconductors &
Semiconductor
Equipment ....... —
a
— — — — — — — —
a
—
Software .......... 619,339 — — — — — — 228,669 848,008 228,669
Convertible Preferred
Stocks :
Aerospace & Defense . 2,825,402 — — — — — — 316,718 3,142,120 316,718
Diversified Consumer
Services ........ 938,130 — — — — — — (54,987) 883,143 (54,987)
Software .......... 6,407,461 — — — — — — (428,683) 5,978,778 (428,683)
Total Investments in
Securities ............ $17,580,804 $— $— $— $— $— $— $(1,345,584) $16,235,220 $(1,345,584)
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
...............
$5,383,171 Market comparables Discount for lack of
marketability
11.0% Decrease
EV / revenue multiple 2.8x Increase
Revenue $9.3 bil Increase
Trade Price $60.9 Increase
All Other Investments
.............
10,852,049
b,c,d
Total
..........................
$16,235,220
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations List
EV - Enterprise value
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
d
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HUF
Hungarian Forint
INR
Indian Rupee
JPY
Japanese Yen
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
RSD
Serbian Dinar
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
EURIBOR
Euro Inter-Bank Offer Rate
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IBOR
Interbank Offered Rate
IO
Interest Only
MBS
Mortgage-Backed Security
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.